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Investment Research and Management



AllianceBernstein Wealth Strategies(SM)



PROSPECTUS--September 1, 2004



Portfolio solutions designed to balance risk and return.


Wealth Strategies
>  Wealth Appreciation Strategy
>  Balanced Wealth Strategy
>  Wealth Preservation Strategy

Tax-Managed Wealth Strategies
>  Wealth Appreciation Strategy
>  Balanced Wealth Strategy
>  Wealth Preservation Strategy


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Approaches Offered
-----------------------------
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed
-----------------------------

                                TABLE OF CONTENTS

                                                                Page
RISK/RETURN SUMMARY.......................................       3
AllianceBernstein Wealth Appreciation Strategy............       4
AllianceBernstein Balanced Wealth Strategy................       5
AllianceBernstein Wealth Preservation Strategy............       6
AllianceBernstein Tax-Managed Wealth Appreciation
  Strategy................................................       7
AllianceBernstein Tax-Managed Balanced Wealth
  Strategy................................................       8

AllianceBernstein Tax-Managed Wealth Preservation
  Strategy................................................      10

SUMMARY OF PRINCIPAL RISKS................................      12

PRINCIPAL RISKS BY STRATEGY...............................      13

FEES AND EXPENSES OF THE STRATEGIES.......................      14

SALES CHARGE REDUCTION PROGRAMS...........................      16

PURCHASE AND SALE OF SHARES...............................      16

How The Strategies Value Their Shares.....................      16
How To Buy Shares.........................................      17
How To Exchange Shares....................................      19
How To Sell Shares........................................      19

DISTRIBUTION ARRANGEMENTS.................................      20

GLOSSARY..................................................      22

DESCRIPTION OF THE STRATEGIES.............................      23
Investment Objectives and Principal Policies..............      23
Description of Additional Investment Practices............      31
Additional Risk Considerations............................      37

MANAGEMENT OF THE STRATEGIES..............................      39
Adviser...................................................      39
Portfolio Manager.........................................      40
Legal Proceedings.........................................      40
Performance of Equity and Fixed Income
  Investment Teams........................................      41

DIVIDENDS, DISTRIBUTIONS AND TAXES........................      45

CONVERSION FEATURE........................................      46

GENERAL INFORMATION.......................................      46

FINANCIAL HIGHLIGHTS......................................      47


The Strategies' investment adviser is Alliance Capital Management L.P. ("Alliance" or "the Adviser"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


RISK/RETURN SUMMARY


The following is a summary of certain key information about the AllianceBernstein Wealth Strategies(SM). You will find additional information about each Strategy, including a detailed description of the risks of an investment in each Strategy, after this Summary.

The Risk/Return Summary describes each Strategy's objectives, principal investment strategies, principal risks and fees. Each Strategy's Summary page includes a short discussion of some of the principal risks of investing in that Strategy. A further discussion of these and other risks begins on page 12.

More detailed descriptions of the Strategies, including the risks associated with investing in the Strategies, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Strategies may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

For each Strategy that has completed at least one calendar year of operations, the Risk/Return Summary includes a table showing its average annual returns, before and (for Class A shares) after taxes, and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each relevant Strategy by showing:

o how the Strategy's average annual returns, before and (for Class A shares) after taxes, for one, five, and 10 years (or over the life of the Strategy if the Strategy is less than 10 years old) compare to those of a broad based securities market index; and

o changes in the Strategy's performance from year to year over 10 years (or over the life of the Strategy if the Strategy is less than 10 years old).

A Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Strategies. An investment in a Strategy is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AllianceBernstein Wealth Appreciation Strategy
--------------------------------------------------------------------------------

OBJECTIVE:

The Strategy seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Strategy invests in an equity portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

The Strategy's value stocks are selected using the fundamental value investment discipline of the Adviser's Bernstein unit ("Bernstein"). In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

Normally, the Strategy's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. The Adviser will allow the relative weightings of the Strategy's growth and value components (and the subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends.

The Strategy may use derivatives, such as options, futures, forwards and swaps. Among the principal risks of investing in the Strategy are market risk, non-U.S. investment risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk and management risk.


PERFORMANCE TABLE AND BAR CHART
--------------------------------------------------------------------------------


There is no bar chart or performance table for the Strategy because it has not completed a full calendar year of operations.

AllianceBernstein Balanced Wealth Strategy

--------------------------------------------------------------------------------

OBJECTIVE:

The Strategy seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk.


PRINCIPAL INVESTMENT STRATEGIES:

The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Strategy targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy.

The Strategy's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

In selecting fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties (such as inflation indexed bonds). In selecting debt securities for the Strategy, these fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Strategy's fixed-income securities will primarily be investment grade debt securities, but may also include high yield debt securities ("junk bonds") and preferred stock.

Normally, the Strategy targets a 60% weighting for equity securities and a 40% weighting for debt securities. Within the equity component, the Strategy's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. The Adviser will allow the relative weightings of the Strategy's debt and equity components, the equity component's growth and value weightings (and the equity subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted debt/equity weightings and the targeted equity blends.

The Strategy may use derivatives, such as options, futures, forwards and swaps. Among the principal risks of investing in the Strategy are market risk, interest rate risk, credit risk, non-U.S. investment risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk and management risk.


PERFORMANCE TABLE AND BAR CHART
--------------------------------------------------------------------------------


There is no bar chart or performance table for the Strategy because it has not completed a full calendar year of operations.

AllianceBernstein Wealth Preservation Strategy
--------------------------------------------------------------------------------

OBJECTIVE:

The Strategy seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.

PRINCIPAL INVESTMENT STRATEGIES:

The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy targets a weighting of 30% equity securities and 70% debt securities with a goal of providing reduced volatility and modest upside potential. In managing the Strategy, the Adviser efficiently diversifies between debt and equity components to produce the desired risk/return profile of the Strategy.

The Strategy's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

In selecting fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties (such as inflation indexed bonds). In selecting debt securities for the Strategy, these fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed-income securities held by the Strategy will be of investment grade at the time of purchase.

Normally, the Strategy targets a 70% weighting for debt securities and a 30% weighting for equity securities. Within the equity component, the Strategy's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. The Adviser will allow the relative weightings of the Strategy's debt and equity components, the equity component's growth and value weightings (and the equity subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted debt/equity weightings and the targeted equity blends.

The Strategy may use derivatives, such as options, futures, forwards and swaps. Among the principal risks of investing in the Strategy are market risk, interest rate risk, credit risk, non-U.S. investment risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk and management risk.


PERFORMANCE TABLE AND BAR CHART
--------------------------------------------------------------------------------


There is no bar chart or performance table for the Strategy because it has not completed a full calendar year of operations.

AllianceBernstein Tax-Managed Wealth Appreciation Strategy
--------------------------------------------------------------------------------

OBJECTIVE:

The Strategy seeks long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES:

The Strategy invests in an equity portfolio that is designed as a solution for investors who seek tax-efficient equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

Normally, the Strategy's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. The Adviser will allow the relative weightings of the Strategy's growth and value components (and the subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends.

Tax-Managed Investing

The Strategy seeks to maximize after-tax returns to shareholders by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders. For example, the Adviser will generally consider whether an investment that would otherwise be sold at a short-term gain should be held for a longer period, based on its judgment of whether the risk of continued exposure to the investment is worth the potential savings of a lower capital gains rate. The Adviser may also sell certain securities in order to realize capital losses, which may be used to offset realized capital gains. In addition, if the stock of a company has been purchased by the Strategy at different times, the Adviser will generally sell the stock with the highest cost basis first. When liquidating holdings, the Adviser may also favor securities in the portfolio with the highest cost basis. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns to the Strategy.

The Strategy may use derivatives, such as options, futures, forwards and swaps. Among the principal risks of investing in the Strategy are market risk, non-U.S. investment risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk and management risk.


PERFORMANCE TABLE AND BAR CHART
--------------------------------------------------------------------------------


There is no bar chart or performance table for the Strategy because it has not completed a full calendar year of operations.

AllianceBernstein Tax-Managed Balanced Wealth Strategy
--------------------------------------------------------------------------------

OBJECTIVE:

The Strategy seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES:

The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward tax-efficient equity returns but also want the risk diversification offered by tax-exempt debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Strategy targets a weighting of 50% equities and 50% tax-exempt debt securities with a goal of providing moderate upside potential without excessive volatility. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy.

The Strategy's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

In selecting tax-exempt fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties. In selecting debt securities for the Strategy, these fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Strategy's fixed-income securities will primarily be investment grade debt securities, but may also include high yield securities ("junk bonds").

Normally, the Strategy targets an approximately equal weighting for equity securities and tax-exempt debt securities. The Strategy intends to meet the tax requirement for passing municipal bond interest through to Strategy shareholders as exempt interest dividends. Within the equity component, the Strategy's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. The Adviser will allow the relative weightings of the Strategy's debt and equity components, the equity component's growth and value weightings (and the equity subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted debt/equity weightings and the targeted equity blends.

Tax-Managed Investing

The Strategy seeks to maximize after-tax returns to shareholders by investing the debt portion of its portfolio in tax-exempt securities. The Strategy also pursues a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders. For example, the Adviser will generally consider whether an investment that would otherwise be sold at a short-term gain should be held for a longer period, based on its judgment of whether the risk of continued exposure to the investment is worth the potential savings of a lower capital gains rate. The Adviser may also sell certain securities in order to realize capital losses, which may be used to offset realized capital gains. In addition, if the stock of a company has been purchased by the Strategy at different times, the Adviser will generally sell the stock with the highest cost basis first. When liquidating holdings, the Adviser may also favor securities in the portfolio with the highest cost basis. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns to the Strategy. The Strategy may use derivatives, such as options, futures, forwards and swaps.

--------------------------------------------------------------------------------

Among the principal risks of investing in the Strategy are market risk, interest rate risk, credit risk, non-U.S. investment risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk, municipal market risk and management risk.

The table and bar chart provide an indication of the historical risk of an investment in the Strategy. On September 2, 2003, the investment policies of the Strategy (formerly known as the Alliance Growth Investors Fund) were modified. As a result, the Strategy's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.


BAR CHART [TO BE UPDATED]
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


-3.63     26.50   11.10     13.80   24.87    14.86    -2.21    -14.49   -13.39     [   ]
---------------------------------------------------------------------------------------
  94       95       96       97       98       99       00       01       02        03

                                                           Calendar Year End (%)


You should consider an investment in the Strategy a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, for the period from January 1, 2004 through June 30, 2004, the Strategy's return was
[   ]%, and during the periods shown in the bar chart, the Strategy's:


Best quarter was up [    ]%, [     ]; and Worst quarter was down
[      ],    [     ]


PERFORMANCE TABLE [TO BE UPDATED]
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2003)
--------------------------------------------------------------------------------

                                       Past             Past          Past
                                      1 Year           5 Years      10 Years
--------------------------------------------------------------------------------
Class A**         Return Before
                   Taxes               %              %           %
--------------------------------------------------------------------------------
                  Return After
                   Taxes on
                   Distributions       %              %           %
--------------------------------------------------------------------------------
                  Return After
                   Taxes on
                   Distributions
                   and Sale of
                   Fund Shares         %              %           %
--------------------------------------------------------------------------------
Class B           Return Before
                   Taxes               %              %           %
--------------------------------------------------------------------------------
Class C           Return Before
                   Taxes               %              %           %
--------------------------------------------------------------------------------
Lehman 5-yr       (reflects no
Gen'l Obl.         deduction for
Muni Bond          fees, expenses,
Index              or taxes)           %              %           %
--------------------------------------------------------------------------------
50% S&P 500/      (reflects no
50% Lehman         deduction for
5-yr Gen'l         fees, expenses,
Obl. Muni          or taxes)           %              %           %
Bond Index
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**    After-tax returns:


      -- Are shown for Class A shares only and will vary for Class B and C shares because those Classes have higher expense ratios;

      -- Are estimates based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*** Inception date of Class C shares is 8/2/93. The average annual return for Class C since its actual inception date was [ ]. The returns for the Lehman Brothers Five Year General Obligation Municipal Bond Index and the 50% S&P 500 Index/50% Lehman Brothers Five Year General Obligation Municipal Bond Index for the comparable period (which dates from the month-end prior to the Class C inception date) were [ ] and [ ], respectively.

AllianceBernstein Tax-Managed Wealth Preservation Strategy
--------------------------------------------------------------------------------

OBJECTIVE:

The Strategy seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.

PRINCIPAL INVESTMENT STRATEGIES:

The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek some opportunity for tax-efficient equity returns if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy targets a weighting of 30% equity securities and 70% debt securities with a goal of providing reduced volatility and modest upside potential. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy.

The Strategy's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

In selecting tax-exempt fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties. In selecting debt securities for the Strategy, these fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed-income securities held by the Strategy will be of investment grade at the time of purchase.

Normally, the Strategy targets a 70% weighting for debt securities and a 30% weighting for equity securities. Within the equity component, the Strategy's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. The Adviser will allow the relative weightings of the Strategy's debt and equity components, the equity component's growth and value weightings (and the equity subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted debt/equity weightings and the targeted equity blends.

Tax-Managed Investing

The Strategy seeks to maximize after-tax returns to shareholders by investing the debt portion of its portfolio in tax-exempt securities. The Strategy also pursues a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders. For example, the Adviser will generally consider whether an investment that would otherwise be sold at a short-term gain should be held for a longer period, based on its judgment of whether the risk of continued exposure to the investment is worth the potential savings of a lower capital gains rate. The Adviser may also sell certain securities in order to realize capital losses, which may be used to offset realized capital gains. In addition, if the stock of a company has been purchased by the Strategy at different times, the Adviser will generally sell the stock with the highest cost basis first. When liquidating holdings, the Adviser may also favor securities in the portfolio with the highest cost basis. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns to the Strategy.

The Strategy may use derivatives, such as options, futures, forwards and swaps. Among the principal risks

--------------------------------------------------------------------------------


of investing in the Strategy are market risk, interest rate risk, credit risk, non-U.S. investment risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk, municipal market risk and management risk.

The table and bar chart provide an indication of the historical risk of an investment in the Strategy. On September 2, 2003, the investment policies of the Strategy (formerly known as the Alliance Conservative Investors Fund) were modified. As a result, the Strategy's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.


BAR CHART [TO BE UPDATED]
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 -5.06     18.85    6.95     11.69   14.07     4.61     5.33     -4.08    0.22     [  ]
---------------------------------------------------------------------------------------
  94       95       96       97       98       99       00       01       02        03

                                                           Calendar Year End (%)

You should consider an investment in the Strategy a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, for the period from January 1, 2004 through June 30, 2004, the Strategy's return was [ ], and during the periods shown in the bar chart, the Strategy's:

Best quarter was up [     ],    [      ]; and Worst quarter was down
[      ],   [       ]


PERFORMANCE TABLE [TO BE UPDATED]
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2003)
--------------------------------------------------------------------------------

                                      Past             Past             Past
                                     1 Year           5 Years         10 Years
--------------------------------------------------------------------------------
Class A**         Return Before
                   Taxes              %              %           %
--------------------------------------------------------------------------------
                  Return After
                   Taxes on
                   Distributions      %              %           %
--------------------------------------------------------------------------------
                  Return After
                   Taxes on
                   Distributions
                   and Sale of
                   Fund Shares        %              %           %
--------------------------------------------------------------------------------
Class B           Return Before
                   Taxes              %              %           %
--------------------------------------------------------------------------------
Class C           Return Before
                   Taxes              %              %           %
--------------------------------------------------------------------------------
Lehman 5-yr       (reflects no
Gen'l Obl.         deduction for
Muni Bond          fees, expenses,
Index              or taxes)          %              %           %
--------------------------------------------------------------------------------
70% Lehman        (reflects no
5-yr Gen'l         deduction for
Obl. Muni          fees, expenses,
Bond Index /       or taxes)         %              %           %
30% S&P 500
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**    After-tax returns:

      -- Are shown for Class A shares only and will vary for Class B and C shares because those Classes have higher expense ratios;

      -- Are estimates based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*** Inception date of Class C shares is 8/2/93. The average annual return for Class C since its actual inception date was [ ]. The returns for the Lehman Brothers Five Year General Obligation Municipal Bond Index and the 70% Lehman Brothers Five Year General Obligation Municipal Bond Index/30% S&P 500 Index for the comparable period (which dates from the month-end prior to the Class C inception date) were [ ] and [ ], respectively.

SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Strategy will change with changes in the values of that Strategy's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Strategy's portfolio as a whole. All of the Strategies could be subject to additional principal risks because the types of investments made by the Strategies can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Strategies, their investments, and related risks.

Market Risk
This is the risk that the value of a Strategy's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods. Each of the Strategies is subject to market risk.

Interest Rate Risk
This is the risk that changes in interest rates will affect the value of a Strategy's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Strategy's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Because they may invest in debt securities such as bonds, notes and asset-backed securities, each of the Strategies is subject to interest rate risk.

Even the AllianceBernstein Wealth Preservation Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy are subject to interest rate risk despite the fact that they invest substantial portions of their assets in high quality debt securities. Interest rate risk is generally greater, however, for the AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Tax-Managed Balanced Wealth Strategy because they may invest significantly in lower-rated securities and comparable unrated securities (commonly known as "junk bonds").

Interest rate risk is generally greater for Strategies that invest to a material extent in debt securities with longer maturities or in mortgage-related or other asset-backed securities that may be prepaid. The values of mortgage-related and asset-backed securities are affected more by changes in interest rates because when interest rates rise, the maturities of these securities tend to lengthen. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because the Strategies must reinvest their assets in debt securities with lower interest rates.


Credit Risk
This is the risk that the issuer or the guarantor of a debt security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or otherwise to honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to the Strategies because they invest in fixed-income securities, and it may be particularly significant for the AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Tax-Managed Balanced Wealth Strategy because, when the Adviser believes that conditions favoring such securities are compelling, they may invest significantly in lower-rated securities. As a result of their investments in non-U.S. securities, the Strategies are also subject to increased credit risk because of the difficulties of requiring non-U.S. entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of non-U.S. governments and other issuers are already in default.

Currency Risk
This is the risk that fluctuations in the exchange rates between the U.S. Dollar and non-U.S. currencies may negatively affect the value of a Strategy's investments. Each of the Strategies will be subject to this risk because each may invest in non-U.S. securities.

Non-U.S. Investment Risk
This is the risk of investments in issuers located in non-U.S. countries. Strategies investing in non-U.S. securities may experience more rapid and extreme changes in value than Strategies with investments solely in securities of U.S. companies. This is because the securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, non-U.S. securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Strategy's investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Strategy could lose its entire investment.

Leveraging Risk
When a Strategy borrows money or otherwise leverages its portfolio, the value of an investment in that Strategy will be more volatile and all other risks will tend to be compounded. Each of the Strategies may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.

Derivatives Risk
Each of the Strategies may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Alliance will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. Generally, however, the Strategies use derivatives as direct investments to earn income and broaden Strategy diversification, which entails greater risk than if derivatives were used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant underlying assets, rates or indices.

Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Strategy from selling out of these illiquid securities at an advantageous price. Each Strategy is subject to liquidity risk because its non-U.S. investments and securities involving substantial market and/or credit risk can be hard to sell.

Capitalization Risk
This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Strategy's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources.

Municipal Market Risk
This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Strategy's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Tax-Managed Balanced Wealth Strategy and Tax-Managed Wealth Preservation Strategy invest a significant portion of their assets in municipal securities, they are more vulnerable to events adversely affecting particular States or municipalities, including economic, political or regulatory developments or terrorism. A Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Management Risk
Each Strategy is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Strategies, but there is no guarantee that its techniques will produce the intended result.

PRINCIPAL RISKS BY STRATEGY

The following chart summarizes the principal risks of each Strategy. Risks not marked for a particular Strategy may, however, still apply to some extent to that Strategy at various times.

------------------------------------------------------------------------------------------------------------------------------------
                              Interest                     Non-U.S.    Lever-                           Capital-  Municipal  Manage-
                      Market    Rate    Credit  Currency  Investment    aging   Derivatives  Liquidity   ization   Market     ment
Strategy               Risk     Risk     Risk     Risk       Risk       Risk       Risk        Risk       Risk      Risk      Risk
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Wealth Appreciation
Strategy                 o                          o          o          o         o            o          o                  o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Balanced Wealth
Strategy                 o        o         o       o          o          o         o            o          o                  o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Wealth Preservation
Strategy                 o        o         o       o          o          o         o            o          o                  o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Tax-Managed Wealth
Appreciation Strategy    o                          o          o          o         o            o          o                  o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Tax-Managed Balanced
Wealth Strategy          o        o         o       o          o          o         o            o          o         o        o
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
Tax-Managed Wealth
Preservation Strategy    o        o         o       o          o          o         o            o          o         o        o
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE STRATEGIES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategies.


SHAREHOLDER TRANSACTION EXPENSES (paid directly from your investment)


                                          Class A Shares   Class B Shares   Class C Shares   Class R Shares(b)  Advisor Class Shares
                                          --------------   --------------    --------------  -----------------  --------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of
offering price)                                4.25%(a)        None             None               None                  None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is lower)                  None*           4.0%**(a)        1.0%***(a)         None                  None

Exchange Fee                                   None            None             None               None                  None


(a) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchase and for certain group retirement plans. In some cases, however, a 1%, 1-year contingent deferred sales charge ("CDSC") may apply. CDSC's for Class A, B and C shares may also be subject to waiver in certain circumstances. See "Distribution Arrangements" in the Prospectus and "Purchase of Shares" in the Statement of Additional Information.

(b)   Class R shares are offered only by AllianceBernstein Wealth
      Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy to certain group retirement plans. See "Purchase and Sale of Shares" in this Prospectus.


  * A CDSC of up to 1% may be charged on redemptions of Class A shares purchased without an initial sales charge.

 ** Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.

***   For Class C shares, the CDSC is reduced to 0% after one year.




ANNUAL OPERATING EXPENSES (expenses that are deducted from Strategy assets) and EXAMPLES

The Examples are intended to help you compare the cost of investing in a Strategy with the cost of investing in other funds. They assume that you invest $10,000 in a Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                               Operating Expenses [To Be Updated]
--------------------------------------------------------------------------------

AllianceBernstein                                                       Advisor
Wealth Appreciation Strategy    Class A   Class B   Class C    Class R  Class
                                -------  --------  --------    -------  -------
   Management Fees(a)             .95%       .95%      .95%    .95%      .95%
   Distribution and
      Shareholder Services
      (12b-1) Fees                .30%      1.00%     1.00%    .50%       None
   Other Expenses                   %          %         %        %           %
                                -----      -----     -----    -----       -----
   Total Fund Operating
   Expenses                         %          %         %        %           %
                                =====      =====     =====    =====      =====
   Waiver and/or Expense
      Reimbursement(b)              %          %         %        %           %
                                -----      -----     -----    -----      -----
   Net Expenses                     %          %         %        %           %
                                =====      =====     =====    =====      =====

                                    Examples [To Be Updated]
------------------------------------------------------------------------------

                                                                                Advisor
                    Class A  Class B*   Class B** Class C*  Class C**  Class R  Class
                    -------  --------   --------- --------  ---------  -------  -------
After 1 Year        $        $          $         $         $          $        $
After 3 Years(c)
After 5 Years(c)
After 10 Years(c)

                               Operating Expenses
--------------------------------------------------------------------------------

AllianceBernstein                                                        Advisor
Balanced Wealth Strategy        Class A   Class B   Class C    Class R   Class
                                -------  --------  --------    -------   -------
   Management Fees(a)           .75%       .75%      .75%      .75%       .75%
   Distribution and
      Shareholder Services
      (12b-1) Fees              .30%      1.00%     1.00%      .50%       None
   Other Expenses                  %          %         %         %           %
                                -----     -----     -----     -----       -----
   Total Fund Operating
      Expenses                     %          %         %         %           %
                                =====      =====     =====     =====      =====
   Waiver and/or Expense
      Reimbursement(b)             %          %         %         %           %
                                -----      -----     -----     -----      -----
   Net Expenses                    %          %         %         %           %
                                =====      =====     =====     =====      =====

                             Examples [TO BE UPDATED]
------------------------------------------------------------------------------

                                                                                  Advisor
                     Class A  Class B*   Class B** Class C*  Class C**  Class R   Class
                     -------  --------   --------- --------  ---------  -------   -------
After 1 Year         $        $          $         $         $          $         $
After 3 Years(c)
After 5 Years(c)
After 10 Years(c)

                               Operating Expenses [To Be Updated]
--------------------------------------------------------------------------------

AllianceBernstein                                                        Advisor
Wealth Preservation Strategy    Class A   Class B   Class C    Class R   Class
                                -------  --------  --------    -------   -------
   Management Fees(a)           .75%      .75%      .75%      .75%        .75%
   Distribution and
      Shareholder Services
      (12b-1) Fees              .30%     1.00%     1.00%      .50%       None
   Other Expenses                 %          %         %         %            %
                               -----     -----     -----      -----      -----
   Total Fund Operating
      Expenses                    %          %         %         %            %
                               =====     =====     =====      =====      =====
   Waiver and/or Expense
      Reimbursement(b)            %          %         %         %            %
                               -----     -----     -----      -----      -----
   Net Expenses                   %          %         %         %            %
                               =====     =====     =====      =====      =====

                                    Examples [To Be Updated]
------------------------------------------------------------------------------

                                                                                    Advisor
                      Class A  Class B*   Class B** Class C*  Class C**   Class R   Class
                      -------  --------   --------- --------  ---------   -------   -------
After 1 Year          $        $          $         $         $          $         $
After 3 Years(c)
After 5 Years(c)
After 10 Years(c)



                               Operating Expenses [To Be Updated]
--------------------------------------------------------------------------------

AllianceBernstein
Tax-Managed Wealth Appreciation                                Advisor
Strategy                        Class A   Class B   Class C    Class
                                -------  --------  --------    -------
   Management Fees(a)             .95%       .95%      .95%      .95%
   Distribution and
      Shareholder Services
      (12b-1) Fees                .30%      1.00%     1.00%     None
   Other Expenses                    %          %         %         %
                                 -----      -----     -----     -----
   Total Fund Operating
      Expenses                       %          %         %         %
                                 =====      =====     =====     =====
   Waiver and/or Expense
      Reimbursement(b)               %          %         %         %
                                 -----      -----     -----     -----
   Net Expenses                      %          %         %         %
                                 =====      =====     =====     =====

                          Examples [To Be Updated]
------------------------------------------------------------------------------

                                                                     Advisor
                    Class A  Class B*   Class B** Class C*  Class C**  Class
                    -------  --------   --------- --------  ---------  -------
After 1 Year        $        $          $         $         $          $
After 3 Years(c)
After 5 Years(c)
After 10 Years(c)


                       Operating Expenses [To Be Updated]
--------------------------------------------------------------------------------

AllianceBernstein
Tax-Managed Balanced Wealth                                    Advisor
Strategy                        Class A   Class B   Class C    Class
                                -------  --------  --------    -------
   Management Fees(a)             .75%       .75%      .75%      .75%
   Distribution and
      Shareholder Services
      (12b-1) Fees                .30%      1.00%     1.00%     None
   Other Expenses                    %          %         %        %
                                -----      -----     -----     -----
   Total Fund Operating
      Expenses                      %          %         %         %
                                =====      =====     =====     =====
   Waiver and/or Expense
      Reimbursement(b)              %          %         %         %
                                -----      -----     -----     -----
   Net Expenses                     %          %         %         %
                                =====      =====     =====     =====


                          Examples [To Be Updated]
------------------------------------------------------------------------------

                                                                      Advisor
                   Class A  Class B*   Class B** Class C*  Class C**  Class
                   -------  --------   --------- --------  ---------  -------
After 1 Year       $        $          $         $         $          $
After 3 Years(c)
After 5 Years(c)
After 10 Years(c)

                      Operating Expenses [To Be Updated]
--------------------------------------------------------------------------------

AllianceBernstein
Tax-Managed Wealth                                              Advisor
Preservation Strategy           Class A   Class B   Class C     Class
                                -------  --------  --------    -------
   Management Fees(a)             .75%       .75%      .75%      .75%
   Distribution and
      Shareholder Services
      (12b-1) Fees                .30%      1.00%     1.00%     None
   Other Expenses                   %          %         %         %
                                -----      -----     -----     -----

   Total Fund Operating
      Expenses                      %          %         %         %
                                =====      =====     =====     =====
   Waiver and/or Expense
      Reimbursement(b)              %          %         %         %
                                -----      -----     -----     -----
   Net Expenses                     %          %         %         %
                                =====      =====     =====     =====

                          Examples [To Be Updated]
------------------------------------------------------------------------------

                                                                      Advisor
                   Class A  Class B*   Class B** Class C*  Class C**  Class
                   -------  --------   --------- --------  ---------  -------
After 1 Year       $        $          $         $         $          $
After 3 Years(c)
After 5 Years(c)
After 10 Years(c)


--------------------------------------------------------------------------------

*     Assumes redemption at end of period.

**    Assumes no redemption at end of period.

(a) Management Fees stated in the table do not reflect Alliance's waiver of a portion of its advisory fee. This waiver became effective as of January 1, 2004, and the resulting fee reduction is expected to continue for a period of at least five years. The advisory fee waiver reduces advisory fees to 0.55% for each of the Strategies other than Wealth Appreciation Strategy and Tax-Managed Wealth Appreciation Strategy, for which the waiver reduces advisory fees to 0.65%.

(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Strategy's operating expenses. This waiver extends through the Strategy's current fiscal year and may be extended by Alliance for additional one-year terms.

(c) These examples assume that Alliance's agreement to waive advisory fees and/or reimburse Strategy expenses is not extended beyond the end of the Strategy's current fiscal year.

(d)   Assumes Class B shares convert to Class A shares after eight years.

--------------------------------------------------------------------------------
                        SALES CHARGE REDUCTION PROGRAMS
--------------------------------------------------------------------------------


The AllianceBernstein Mutual Funds offer several ways for investors to reduce or eliminate sales charges. A brief summary of some of these sales charge reduction programs is outlined below. More details about these programs are contained in the Funds' SAI or on our Website at www.AllianceCapital.com.


Breakpoints

The AllianceBernstein Mutual Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as breakpoints, can reduce, or in some cases eliminate, the sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints Offered by the AllianceBernstein Mutual Funds

The AllianceBernstein Mutual Funds offer the following breakpoint privileges:

Quantity Discounts - Under this type of breakpoint, larger investments in Class A shares are charged lower sales charges. For very large investments, the entire sales charge may be waived. A shareholder investing more than $100,000 in Class A shares of an AllianceBernstein Mutual Fund is eligible for a reduced sales charge. Front-end sales charges are eliminated completely for purchases over $1million, although a 1%, 1-year contingent deferred sales charge ("CDSC") may apply.

The sales charge schedule of Class A share Quantity Discounts is as follows:

        Less than $100,000                                   4.25%
        $100,000 but less than $250,000                      3.25%
        $250,000 but less than $500,000                      2.25%
        $500,000 but less than $1 million                    1.75%
        $1 million and above                                 0.00%*
        -----------------------------------------------------------
        * Class A shares redeemed within one year are subject to a CDSC equal to 1% of the lesser of (i) the initial cost of the shares being redeemed or (ii) their net asset value at the time of redemption. No sales charge is assessed on increases in net asset value above the initial purchase price.

Rights of Accumulation - Shareholders can combine the value of a new investment in a fund with the value of existing investments in the fund to determine if the new investment is eligible for a Quantity Discount. The AllianceBernstein Mutual Funds use the current net asset value of your existing investments when combining them with your new investment. Shareholders may also aggregate the value of all of their investments in all of their AllianceBernstein Mutual Funds for purposes of Rights of Accumulation.

Combined Purchase Privilege - Shareholders may include the value of accounts held by their spouse and children under the age of 21 for purposes of reaching Quantity Discounts or Rights of Accumulation. These privileges apply even if your related accounts are opened using different brokers or brokerage firms, so it's important to let your broker(s) know about all your accounts that may be combined for these privileges.

Letter of Intent - Some investors may not immediately invest a sufficient amount to reach a Quantity Discount, but may have plans to make one or more additional investments over a period of time that, in the end, would be sufficient for a Quantity Discount. For these situations, the AllianceBernstein Mutual Funds offer a Letter of Intent. With a Letter of Intent, the investor expresses his/her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor's periodic investments the Quantity Discount that would apply to the total amount stated in the Letter of Intent. However, if an investor fails to invest the total amount stated in the Letter of Intent, the Fund can retroactively collect the sales charges (by redeeming shares in the investor's account at their current net asset value) that should have applied given the amount that the investor actually did invest.

Other Sales Charge Waivers

The AllianceBernstein Mutual Funds offer other ways for qualifying shareholders to obtain reduced sales charges. More details about these sales charge reduction programs are contained in the Strategies' SAI. These programs apply to certain types of investors, for example, certain retirement plans. Other programs include a dividend reinvestment program, exchange privilege program and the reinstatement privilege. The AllianceBernstein Mutual Funds also offer certain opportunities to waive otherwise applicable CDSCs, which are described in the Strategies' SAI.

For more information, please refer to your Fund's SAI, call your financial advisor, and/or visit our website at www.AllianceCapital.com.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE STRATEGIES VALUE THEIR SHARES
Each Strategy's net asset value or NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Strategy's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Strategy invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Strategy does not price its shares, the value of these securities may change on days when shareholders will not be able to purchase or redeem the Strategy's shares.

The Strategies value their securities at their current market value determined on the basis of market quotations or, if market quotations are unavailable or unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Strategies' Board of Trustees. For example, the value of a security may be considered to be unreliable if significant events, including broad market moves, occur after the close of a foreign exchange on which the security is traded that would materially affect the value of the security. Strategies would not expect to use fair value pricing for securities primarily traded on U.S. exchanges except under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Strategies may use fair value pricing more frequently with respect to securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Strategies value their securities, which gives rise to the possibility that significant events may have occurred in the interim. When a Strategy uses fair value pricing, it may take into account any factors it deems appropriate. A Strategy may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Strategy to calculate its NAV may differ from quoted or published prices for the same securities.

HOW TO BUY SHARES

Class A, Class B and Class C Shares

You may purchase a Strategy's Class A, B, or C shares through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Strategys' principal underwriter, AllianceBernstein Investment Research and Management, Inc. ("ABIRM").


           Minimum investment amounts are:
           o Initial                                     $ 1000
           o Subsequent                                  $   50
           o Automatic Investment Program                $   25

If you are an existing Strategy shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application. Call 800-221-5672 to arrange a transfer from your bank account.

Class A shares are available at NAV to all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans") except those plans that are eligible to purchase Class R shares. For Funds that do not offer Class R shares, Class A shares are available at NAV to those group retirement plans that would have been eligible to purchase Class R shares as described below.

Class B shares are generally not available to group retirement plans, except for plans described in the SAI under "Purchase of Shares." Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein Simple IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan level assets of less than $1 million.

Class R Shares

Class R shares are available to group retirement plans that have plan assets of $1 million to $10 million and have plan level or omnibus accounts held on the books of the Strategies. Class R shares are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein sponsored retirement products.

Advisor Class Shares

You may be eligible to purchase Advisor Class shares through your financial representative at NAV. Advisor Class shares are not subject to any initial or contingent sales charges or distribution expenses.

You may purchase and hold Advisor Class shares solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM;


o through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10 million in assets and purchase directly by the plan, without the involvement of a financial intermediary; and

o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Strategies.

Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares to be approved by ABIRM for investment in Advisor Class shares. The Strategies' SAI has more detailed information about who may purchase and hold Advisor Class shares.


General

A Strategy is currently required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Strategy with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

A Strategy may refuse any order to purchase shares. In particular, the Strategies reserve the right to restrict purchases of shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations. Each Strategy reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

RIGHT TO RESTRICT, REJECT OR CANCEL PURCHASE AND EXCHANGE ORDERS. The AllianceBernstein Mutual Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

POLICY REGARDING EXCESSIVE OR SHORT DURATION TRADING. Purchases and exchanges of shares of the AllianceBernstein Mutual Funds should be made for investment purposes only. The AllianceBernstein Mutual Funds, as a matter of policy, seek patterns of excessive purchases and sales or exchanges of fund shares. Such practices are commonly referred to as "market timing" or "short duration trading." The AllianceBernstein Mutual Funds will seek to prevent such practices to the extent they are detected by the procedures described below, subject to AllianceBernstein Mutual Funds' ability to monitor purchase, sale and exchange activity, as described under "Limitations on Ability to Detect and Curtail Excessive Trading Practices." The AllianceBernstein Mutual Funds, Alliance Capital Management L.P., AllianceBernstein Investment Research and Management, Inc.

("ABIRM") and Alliance Global Investor Services, Inc. ("AGIS") each reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The AllianceBernstein Mutual Funds, through their agents, ABIRM and AGIS, maintain surveillance procedures with respect to purchase, sale and exchange activity in fund shares. This surveillance process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually avail- able at the time, will be evaluated to determine whether such activity might constitute excessive or short duration trading activity. Generally speaking, when a fund shareholder makes more than two exchange transactions in amounts of $25,000 or more involving an AllianceBernstein Mutual Fund during any 90-day period, these transactions will be identified by these surveillance procedures. Additionally, each purchase of fund shares in excess of $25,000 followed by a sale within certain periods of time will be similarly identified. For purposes of these transaction surveillance procedures, AllianceBernstein Mutual Funds, ABIRM and AGIS may consider trading activity in multiple accounts under common ownership, control or influence. These monetary thresholds, numerical surveillance limits or surveillance procedures generally may be modified from time to time, including, for example, in respect of accounts held by certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, as well as for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs or omnibus account arrangements.

o Account Blocking Procedures. When a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is determined by the AllianceBernstein Mutual Funds, ABIRM or AGIS, in their sole discretion, to be excessive or short duration trading in nature, the relevant fund account(s) will be immediately "blocked" with respect to any future purchase or exchange activity. However, sales of fund shares back to a fund will continue to be permitted in accordance with the terms of the relevant AllianceBernstein Mutual Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet, may be suspended for such account. AllianceBernstein Mutual Fund accounts that are so blocked will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the AllianceBernstein Mutual Funds, ABIRM or AGIS that the account holder did not or will not in the future engage in excessive or short duration trading.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES. Shareholders seeking to engage in excessive or short duration trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the AllianceBernstein Mutual Funds, ABIRM and AGIS to detect excessive or short duration trading in fund shares, there is no guarantee that the AllianceBernstein Mutual Funds, ABIRM and AGIS will be able to identify these shareholders or curtail their trading practices. For example, omnibus account arrangements are common forms of holding shares of a fund, particularly among certain brokers, dealers and other financial intermediaries, including retirement plans and variable insurance products. Entities utilizing such omnibus account arrangements may not identify customers' trading activity in shares of a fund on an individual basis. Consequently, the AllianceBernstein Mutual Funds, ABIRM and AGIS may not be able to detect excessive or short duration trading in fund shares attributable to a particular investor who effects purchase and/or exchange activity in fund shares through a broker, dealer or other financial intermediary acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement, that may further compound the difficulty to the AllianceBernstein Mutual Funds, ABIRM and AGIS of detecting excessive or short duration trading activity in fund shares. It is common for a substantial portion of AllianceBernstein Mutual Fund shares to be held through such omnibus account arrangements. In seeking to prevent excessive or short duration trading in shares of AllianceBernstein Mutual Funds, including the maintenance of any transaction surveillance or account blocking procedures, the AllianceBernstein Mutual Funds, ABIRM and AGIS consider the information actually available to them at the time.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT DURATION TRADING GENERALLY. While the AllianceBernstein Mutual Funds, ABIRM and AGIS will try to prevent market timing by utilizing the procedures described above, these procedures may not be successful in identifying or stopping excessive or short duration trading in all circumstances. Excessive purchases and sales or exchanges of shares of AllianceBernstein Mutual Funds may adversely affect fund performance and the interests of long-term investors. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of fund shares may force a fund to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a fund's shares may force a fund to sell portfolio securities at inopportune times to raise cash to accommodate short duration trading activity.

In addition, the AllianceBernstein Mutual Funds may incur increased expenses if one or more shareholders engage in excessive purchase and sale or exchange activity. For example, a fund that is forced to liquidate investments due to short duration trading activity may incur increased brokerage and tax costs without attaining any investment advantage. Similarly, a fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short duration trading activity.

The AllianceBernstein Mutual Funds that invest in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price. In addition, a shareholder engaging in a short duration strategy may target an AllianceBernstein Mutual Fund that does not invest primarily in foreign securities. For example, a fund that invests in certain fixed-income securities such as high yield bonds or certain asset backed securities may also constitute an effective vehicle for a shareholder's short duration trading strategy. Money market funds and closed-end funds generally are not effective vehicles for short duration trading activity, and therefore the risks relating to short duration trading activity are correspondingly lower for AllianceBernstein Mutual Funds of these types.

RISKS RESULTING FROM IMPOSITION OF ACCOUNT BLOCKS IN RESPONSE TO EXCESSIVE OR SHORT DURATION TRADING ACTIVITY. A shareholder identified as having engaged in excessive or short duration trading activity and prevented from purchasing or exchanging AllianceBernstein Mutual Fund shares who does not wish to redeem his or her shares effectively may be "locked" into an investment in an AllianceBernstein Mutual Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with an account "blocked" due to patterns of excessive purchases and sales or exchanges may be forced to sell fund shares, which could be costly if, for example, these shares decline in value before sale or are subject to a CDSC, the shareholder recently paid a front-end sales charge or the sale results in adverse tax consequences to the shareholder. To avoid this risk, shareholders should carefully monitor the nature and frequency of their purchases, sales and exchanges of fund shares.

HOW TO EXCHANGE SHARES

You may exchange your Class A, B, C, R or Advisor Class shares of a Strategy for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Funds may modify, restrict, or terminate the exchange service on 60 days' notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Strategy) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Strategy receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Strategy is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial representative.

o     Selling Shares Through Your Broker or Financial Representative

Your broker or financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Strategy by 5:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC. Your broker or financial representative is responsible for submitting all necessary documentation to the Strategy and may charge you for this service.

o     Selling Shares Directly to the Strategy


By Mail

      o Send a signed letter of instruction or stock power form, along with certificates, to:

                        Alliance Global Investor Services, Inc.
                                 P.O. Box 786003
                           San Antonio, TX 78278-6003

      o  For certified or overnight deliveries, send to:

                        Alliance Global Investor Services, Inc.
                             8000 IH 10 W, 4th Floor
                              San Antonio, TX 78230


      o For your protection, a bank, a member firm of a national stock exchange or other eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, Alliance Global Investor Services, Inc. ("AGIS"), and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.


By Telephone

      o You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      o A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

      o If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      o Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      o Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


Share Classes. Each Strategy offers four classes of shares (Class A, B, C and Advisor Class shares) in this Prospectus. The Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy offer a fifth class of shares (the "R shares"). The Statement of Additional Information contains more information about the availability of waivers of sales charges and CDSCs.

Class A Shares - Initial Sales Charge Alternative

You can purchase Class A shares at their public offering price, which is NAV plus an initial sales charge, as follows:


                                        Initial Sales Charge
                                       ----------------------
                                      As % of                           Commission to
                                    Net Amount          As % of        Dealer/Agent as %
Amount Purchased                     Invested       Offering Price     of Offering Price
-----------------------------------------------------------------------------------------
Up to $100,000                         4.44%             4.25%              4.00%
$100,000 up to $250,000                3.36              3.25               3.00
$250,000 up to $500,000                2.30              2.25               2.00
$500,000 up to $1,000,000              1.78              1.75               1.50




All or a portion of the initial sales charges that you pay may be paid to your financial representative. You pay no initial sales charge on purchases of Class A shares in the amount of $1,000,000 or more, but you may pay a 1% CDSC if you redeem your shares within one year. Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges under a Strategy's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Monthly Purchase Program for Retirement Plans, Reinstatement Privilege, and Sales at Net Asset Value Programs. Consult the Subscription Application, "Sales Charge Reduction Programs" in this Prospectus and a Strategy's SAI for additional information about these options.


Class B Shares--Deferred Sales Charge Alternative


You can purchase Class B shares at NAV without an initial sales charge. A Strategy will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within four years ofpurchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:



           Year Since Purchase           CDSC
          ---------------------        --------
           First                          4%
           Second                         3%
           Third                          2%
           Fourth                         1%
           Fifth                         None

If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to those Class B shares. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

The Strategies' Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares--Asset-Based Sales Charge Alternative

You can purchase Class C shares at NAV without any initial sales charge. A Strategy will thus receive the full amount of your purchase. Your investment, however, will be subject to a 1% CDSC if you redeem your shares within one year. If you exchange your shares for the Class C shares of another
AllianceBernstein Mutual Fund, the 1% CDSC also will apply to those Class C shares. The one-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. Class C shares do not convert to any other Class of shares of the Strategy.

Class R Shares - Certain Group Retirement Plans

Class R shares are available only to certain group retirement plans discussed above with plan assets of at least $1 million but not more than $10 million. Class R shares do not have any initial sales charge or CDSC and carry a .50% Rule 12b-1 fee.

Advisor Class Shares--Fee-Based Program Alternative

You may purchase Advisor Class shares through your financial representative. Advisor Class shares are not subject to any initial or contingent sales charges or distribution expenses. However, when you purchase Advisor Class shares through your financial representative, your financial representative may charge a fee.

General


Asset-based Sales Charge or Rule 12b-1 Fees. Each Strategy has adopted a plan under Commission Rule 12b-1 that allows the Strategy to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Strategy's shares is:


                        Distribution and/or Service (Rule 12b-1) Fees
                                (As a Percentage of Aggregate
                                  Average Daily Net Assets)
                        ----------------------------------------------
Class A                                     0.30%*
Class B                                     1.00%
Class C                                     1.00%
Class R                                     0.50%
Advisor Class                                None
---------------------- -------------------------------------------------

* The Rule 12b-1 plan for Class A shares provides for payments of up to 0.50% of aggregate average daily net assets, although the Strategies' Trustees currently limit such payments to 0.30% of such assets.

Because these fees are paid out of the Strategy's assets on an on going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C and Class R shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B, Class C and Class R shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. All or a portion of these fees may be paid to financial intermediaries. Advisor Class shares do not charge any distribution fees and therefore have a lower expense ratio than Class A, Class B, Class C or Class R shares and pay a correspondingly higher dividend.

Choosing a Class of Shares.

The decision as to which class of shares is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider purchasing Class A shares. If you are making a smaller investment, you might consider purchasing Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and no CDSC as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000. There is no maximum purchase amount for Advisor Class shares. Advisor Class shares are not available to all shareholders. See "How to Buy Shares."

You should consult your financial agent to assist in choosing a class of Strategy shares.

Application of the CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed (or, as to Strategy shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash) or NAV at the time of redemption. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The relevant Strategy may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans or under a monthly, bi-monthly or quarterly systematic withdrawal plan.

See the Strategies' SAI for further information about CDSC waivers.


Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale or exchange of Class A, Class B, Class C, Class R or Advisor Class shares made through your financial representative. The financial intermediaries or your fee-based program may also impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by a Strategy, including requirements as to the minimum initial and subsequent investment amounts.

Financial intermediaries, including your financial intermediary, receive a variety of payments from the Strategies, Alliance and ABIRM. ABIRM may, from time to time, pay additional cash or other incentives to financial intermediaries in connection with the sale of shares of a Strategy and may also defray certain expenses of intermediaries incurred in connection with seminars and other educational efforts subject to ABIRM's policies and procedures governing payments for such seminars. Such cash or other incentives may include sharing expenses with financial intermediaries that distribute the Strategies for costs incurred in conducting training and educational meetings about the Strategies for the employees of financial intermediaries. In addition, ABIRM may share expenses with financial intermediaries that distribute the Strategies for costs incurred in hosting client seminars where the Strategies are discussed.

Alliance may also make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of a Strategy. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a Strategy on a financial intermediary's preferred list of funds or otherwise associated with the financial intermediary's marketing and other support activities, such as client education meetings relating to a Strategy.

In addition, financial intermediaries may have omnibus accounts and similar arrangements with the AllianceBernstein Mutual Funds and may be paid by the Strategies for providing related sub-transfer agency and other services. Such expenses paid by the Strategies are included in "Other Expenses" under "Fees and Expenses of the Strategies - Annual Operating Expenses."

Although the Strategy may use brokers who sell shares of the Strategies to effect portfolio transactions, the Strategy does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers to effect portfolio transactions.

[INSERT REVENUE SHARING LANGUAGE]

Special Distribution Arrangements for Group Retirement Plans and Employee Benefit Plans
The Strategies offer special distribution arrangements for group retirement plans and certain employee benefit plans, including employee-sponsored, tax-qualified 401(k) plans, and other defined contribution plans (the "Plans"). However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the Plans as to the purchase, sale or exchange of shares of a Strategy, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. The Plans also may not offer all classes of shares of a Strategy. In order to enable participants investing through the Plans to purchase shares of a Strategy, the maximum and minimum investment amounts may be different for shares purchased through the Plans from those described in this Prospectus. Therefore, plan sponsors or fiduciaries may not adhere to the share class eligibility standards set forth in this prospectus and the Statement of Additional Information. The Strategies are not responsible for, and have no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Class A. Class A shares are available at net asset value to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein Simple IRA plans with at least $250,000 in plan assets or 100 employees. In such cases, Class A shares are subject to a 1%, 1 year CDSC on redemptions if the plan terminates a Strategy as an investment option within one year. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million. The 1%, 1 year CDSC also applies; however, the CDSC may be waived under certain circumstances as set forth under "Purchase of Shares" in the Statement of Additional Information. For Strategies that do not offer Class R shares, Class A shares at NAV are available to those group retirement plans which would be eligible to purchase Class R shares if Class R shares were so offered.

Class C. Class C shares are available to group retirement plans with plan level assets of less than $1 million.

Class R. Class R shares are available to certain group retirement plans with plan assets of at least $1 million but not more than $10 million. Class R shares carry no front-end load or CDSC but are subject to a 0.50% Rule 12b-1 distribution fee.

Choosing a Class of Shares for Group Retirement Plans
Group retirement plans with plan assets in excess of $10 million are eligible to purchase Class A shares at NAV. In addition, under certain circumstances, the 1%, 1 year CDSC may be waived. Since Class A has a lower Rule 12b-1 distribution fee than Class R, plans eligible for Class A shares with no CDSC should purchase Class A shares. Group retirement plans with assets of between $1 million and $10 million should purchase Class R shares.



--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Bonds are fixed, floating, and variable rate debt obligations.

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises, and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Non-U.S. government securities are securities issued or guaranteed, as to payment of principal and interest, by non-U.S. governments, quasi-governmental entities, or governmental agencies or other governmental entities.

Interest-only or IO securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Mortgage-related securities are pools of mortgage loans that are assembled for sale to investors (such as mutual funds) by various governmental, government-related, and private organizations. These securities include:

o     ARMS, which are adjustable-rate mortgage securities;

o     SMRS, which are stripped mortgage-related securities;

o     CMOs, which are collateralized mortgage obligations;

o GNMA certificates, which are securities issued by the Government National Mortgage Association or GNMA;

o FNMA certificates, which are securities issued by the Federal National Mortgage Association or FNMA; and

o FHLMC certificates, which are securities issued by the Federal Home Loan Mortgage Corporation or FHLMC.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

Sovereign debt obligations are non-U.S. government debt securities, loan participations between non-U.S. governments and financial institutions, and interests in entities organized and operated for the purpose of restructuring the investment characteristics of non-U.S. government securities.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

RATING AGENCIES, RATED SECURITIES AND INDEXES

Fitch is Fitch Ratings, Inc., the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating Co.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or BBB and above by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds".

Moody's is Moody's Investors Service, Inc.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER
1940 Act is the Investment Company Act of 1940, as amended.


Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

World Bank is the commonly used name for the International Bank for Reconstruction and Development.



--------------------------------------------------------------------------------
                          DESCRIPTION OF THE STRATEGIES
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Strategy's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Strategy will achieve its investment objective.


Please note that:


o Additional discussion of the Strategies' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Strategy may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Strategy can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Strategy's strategies, investments, and risks can be found in the Statement of Additional Information or "SAI."

o Except as noted, the Strategy's investment objectives and policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Strategy's portfolio after they are purchased by the Strategy will not cause the Strategy to be in violation of such limitation.


o Alliance publishes full portfolio holdings for most AllianceBernstein Mutual Funds monthly (withinin 30 days of month-end) on www.alliancebernstein.com.



INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES
ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

AllianceBernstein Wealth Appreciation Strategy seeks long-term growth of capital. The Strategy invests in an equity portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.


Normally, the Adviser's targeted blend for the Strategy is an equal weighting of 50% growth stocks and 50% value stocks. The Adviser will allow the relative weightings of the Strategy's growth and value components to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring one investment style are compelling, the range may expand to 10 percentage points.

In addition to blending growth and value styles, the Strategy blends each style component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions of the Strategy, the Adviser normally targets a blend of approximately 70% in equities of U.S. companies and the remaining

30% in equities of companies outside the United States. The Adviser will also allow the relative weightings of the geographical subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10 percentage points.


For temporary defensive purposes, the Strategy may invest without limit in money market instruments.

The Strategy also may:

o invest without limit in non-U.S. securities, although it generally will not invest more than 35% of its total assets in such securities.

o     invest up to 10% of its net assets in convertible securities;

o enter into forward commitments, futures contracts and options on future contracts with respect to securities, indices and currencies;

o buy or sell options on non-U.S. currencies and enter into forward non-U.S. currency exchange contracts;

o     purchase and sell exchange-traded index options;

o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

o     invest up to 5% of its total assets in rights or warrants;

o     invest up to 15% of its net assets in illiquid securities;

o make loans of portfolio securities up to 331/3% of its total assets (including collateral for any security loaned);

o     enter into repurchase agreements;


o     invest up to 15% of its total assets in real estate investment trusts; and

o invest up to 10% of its total assets in the securities of companies in emerging markets.

Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in the Adviser's opinion, the derivatives have economic characteristics similar to that type of investment.

AllianceBernstein Balanced Wealth Strategy

AllianceBernstein Balanced Wealth Strategy seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk. The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Strategy targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile.

The Strategy's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.


The Adviser's targeted blend for the Strategy's equity component is an equal weighting of 50% growth stocks and 50% value stocks. The Adviser will also allow the relative weightings of the growth and value subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the Strategy's equity component toward the targeted blend. However, under extraordinary circumstances, when conditions favoring one investment style are compelling, the range may expand to 10 percentage points.

In addition to blending growth and value styles, the Adviser blends each style-based portion of the Strategy's equity component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions, the Adviser normally targets a blend of approximately 70% in equities of U.S. companies and the remaining 30% in equities of companies outside the United States. The Adviser will also allow the relative weightings of these geographical subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10 percentage points.


The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which, follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

Normally, the Strategy targets a 60% weighting for equity securities and a 40% weighting for debt securities. The Adviser will allow the relative weightings of the Strategy's debt and equity components to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring one investment style are compelling, the ranges may expand to 10 percentage points.

In selecting fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties (such as inflation indexed bonds). In selecting debt securities for the Strategy, these fixed-income investment teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Strategy's debt securities will primarily be investment grade debt securities (including cash and money market instruments), but may also include preferred stock and, when the Adviser believes that conditions favoring them are compelling, high yield debt securities ("junk bonds"). The Strategy will not invest more than 25% of its total assets in securities rated at the time of purchase below investment grade, that is, securities rated BB or lower by S&P or Ba or lower by Moody's, or in unrated securities deemed to be of comparable quality at the time of purchase by the Adviser. For a description of the ratings referred to above, see Appendix A. For more information about the risks associated with investment in lower rated securities, see "High-Yield Securities" below.

The Strategy also may:


o invest without limit in non-U.S. securities, although it generally will not invest more than 25% of its total assets in such securities;

o     invest up to 10% of its net assets in convertible securities;

o enter into forward commitments, futures contracts and options on future contracts with respect to securities, indices and currencies;

o buy or sell options on non-U.S. currencies and enter into forward non-U.S. currency exchange contracts;

o     purchase and sell exchange-traded index options;

o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

o     invest up to 5% of its total assets in rights or warrants;

o     invest up to 15% of its net assets in illiquid securities;

o make loans of portfolio securities up to 331/3% of its total assets (including collateral for any security loaned);

o     enter into repurchase agreements;

o     purchase and sell non-U.S. fixed-income obligations;

o     invest up to 15% of its total assets in real estate investment trusts; and

o invest up to 10% of its total assets in the securities of companies in emerging markets.

Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in the Adviser's opinion, the derivatives have economic characteristics similar to that type of investment.

ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY
AllianceBernstein Wealth Preservation Strategy seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal. The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy targets a weighting of 30% equity securities and 70% debt securities with a goal of providing reduced volatility and modest upside potential. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile.

The Strategy's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.


The Adviser's targeted blend for the Strategy's equity component is an equal weighting of 50% growth stocks and 50% value stocks. The Adviser will also allow the relative weightings of the growth and value subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the Strategy's equity component toward the targeted blend. However, under extraordinary circumstances, when conditions favoring one investment style are compelling, the range may expand to 10 percentage points.

In addition to blending growth and value styles, the Adviser blends each style-based portion of the Strategy's equity component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions, the Adviser normally targets a blend of approximately 70% in equities of U.S. companies and the remaining 30% in equities of companies outside the United States. The Adviser will also allow the relative weightings of these geographical subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10 percentage points.


The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which, follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.


Normally, the Strategy targets a 70% weighting for debt securities and a 30% weighting for equity securities. The Adviser will allow the relative weightings of the Strategy's debt and equity components to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring one investment style are compelling, the ranges may expand to 10 percentage points.



In selecting fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties (such as inflation indexed bonds). In selecting debt securities for the Strategy, these fixed-income investment teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed-income securities held by the Strategy will be of investment grade at the time of purchase. In the event that the rating of any security held by the Strategy falls below investment grade (or, in the case of an unrated security, the Adviser determines that it is no longer of investment grade), the Strategy will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

The Strategy also may:


o invest without limit in non-U.S. securities, although it generally will not invest more than 25% of its total assets in such securities;

o     invest up to 10% of its net assets in convertible securities;

o enter into forward commitments, futures contracts and options on future contracts with respect to securities, indices and currencies;

o buy or sell options on non-U.S. currencies and enter into forward non-U.S. currency exchange contracts;

o     purchase and sell exchange-traded index options;

o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

o     invest up to 5% of its total assets in rights or warrants;

o     invest up to 15% of its net assets in illiquid securities;

o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned);

o     enter into repurchase agreements;

o     purchase and sell non-U.S. fixed-income obligations;

o     invest up to 15% of its total assets in real estate investment trusts; and

o invest up to 10% of its total assets in the securities of companies in emerging markets.

Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in the Adviser's opinion, the derivatives have economic characteristics similar to that type of investment.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH APPRECIATION STRATEGY

AllianceBernstein Tax-Managed Wealth Appreciation Strategy seeks long-term growth of capital. The Strategy invests in an equity portfolio that is designed as a solution for investors who seek tax-efficient equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which, follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.


The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies. Normally, the Adviser's targeted blend for the Strategy is an equal weighting of 50% growth stocks and 50% value stocks. The Adviser will allow the relative weightings of the Strategy's growth and value components to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring one investment style are compelling, the range may expand to 10 percentage points.

In addition to blending growth and value styles, the Strategy blends each style component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions of the Strategy, the Adviser normally targets a blend of approximately 70% in equities of U.S. companies and the remaining 30% in equities of companies outside the United States. The Adviser will also allow the relative weightings of the geographical subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10 percentage points.


For temporary defensive purposes, the Strategy may invest without limit in money market instruments.

TAX-MANAGED INVESTING

The Strategy seeks to maximize after-tax returns to shareholders by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders. For example, the Adviser will generally consider whether an investment that would otherwise be sold at a short-term gain should be held for a longer period, based on its judgment of whether the risk of continued exposure to the investment is worth the potential savings of a lower capital gains rate. The Adviser may also sell certain securities in order to realize capital losses, which may be used to offset realized capital gains. In addition, if the stock of a company has been purchased by the Strategy at different times, the Adviser will generally sell the stock with the highest cost basis first. When liquidating holdings, the Adviser may also favor securities in the portfolio with the highest cost basis. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns to the Strategy.

The Strategy also may:

o invest without limit in non-U.S. securities, although it generally will not invest more than 35% of its total assets in such securities;

o     invest up to 10% of its net assets in convertible securities;

o enter into forward commitments, futures contracts and options on future contracts with respect to securities, indices and currencies;

o buy or sell options on non-U.S. currencies and enter into forward non-U.S. currency exchange contracts;

o     purchase and sell exchange-traded index options;

o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

o     invest up to 5% of its total assets in rights or warrants;

o     invest up to 15% of its net assets in illiquid securities;

o make loans of portfolio securities up to 331/3% of its total assets (including collateral for any security loaned);

o     enter into repurchase agreements; and

o invest up to 10% of its total assets in the securities of companies in emerging markets.

Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in the Adviser's opinion, the derivatives have economic characteristics similar to that type of investment.

ALLIANCEBERNSTEIN TAX-MANAGED BALANCED WEALTH STRATEGY

AllianceBernstein Tax-Managed Balanced Wealth Strategy seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk. The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward tax-efficient equity returns but also want the risk diversification offered by tax-exempt debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Strategy targets a weighting of 50% equities and 50% tax-exempt debt securities with a goal of providing moderate upside potential without excessive volatility. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile.

The Strategy's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.


The Adviser's targeted blend for the Strategy's equity component is an equal weighting of 50% growth stocks and 50% value stocks. The Adviser will also allow the relative weightings of the growth and value subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the Strategy's equity component toward the targeted blend. However, under extraordinary circumstances, when conditions favoring one investment style are compelling, the range may expand to 10 percentage points.

In addition to blending growth and value styles, the Adviser blends each style-based portion of the Strategy's equity component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions, the Adviser normally targets a blend of approximately 70% in equities of U.S. companies and the remaining 30% in equities of companies outside the United States. The Adviser will also allow the relative weightings of these geographical subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10 percentage points.


The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which, follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

Normally, the Strategy targets a 50% weighting for equity securities and a 50% weighting for debt securities. The Strategy intends to meet the tax requirement for passing municipal bond interest through to Strategy shareholders as exempt interest dividends (currently, that at least 50% of the Strategy's assets be invested in tax-exempt debt securities). Subject to that tax requirement, the Adviser will allow the relative weightings of the Strategy's debt and equity components to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring one investment style are compelling, the ranges may expand to 10 percentage points. In the event that the Code or the related rules, regulations and interpretations of the IRS should, in the future, change so as to permit the Strategy to pass through tax-exempt dividends when the Strategy invests less than 50% of its assets in tax-exempt debt securities, the targeted blend for the Strategy will become 60% equity securities and 40% debt securities.

In selecting tax-exempt fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties. In selecting debt securities for the Strategy, these fixed-income investment teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Strategy's fixed-income securities will primarily be investment grade debt securities (including cash and money market instruments), but may also include, when the Adviser believes that conditions favoring them are compelling, high yield securities ("junk bonds"). The Strategy will not invest more than 25% of its total assets in securities rated at the time of purchase below investment grade, that is, securities rated BB or lower by S&P or Ba or lower by Moody's, or in unrated securities deemed to be of comparable quality at the time of purchase by the Adviser. For a description of the ratings referred to above, see Appendix A. For more information about the risks associated with investment in lower rated securities, see "High-Yield Securities" below.

The Strategy will at all times hold at least 40% of its total assets in common stocks and securities and convertible into common stocks, such as convertible bonds, convertible preferred stocks and warrants. The Strategy's fixed-income asset class will always comprise at least 10%, but never more than 60%, of the its total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Strategy's total assets. For temporary defensive purposes, the Strategy may invest without limit in money market instruments.

TAX-MANAGED INVESTING

The Strategy seeks to maximize after-tax returns to shareholders by investing the debt portion of its portfolio in tax-exempt securities. The Strategy also pursues a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders. For example, the Adviser will generally consider whether an investment that would otherwise be sold at a short-term gain should be held for a longer period, based on its judgment of whether the risk of continued exposure to the investment is worth the potential savings of a lower capital gains rate. The Adviser may also sell certain securities in order to realize capital losses, which may be used to offset realized capital gains. In addition, if the stock of a company has been purchased by the Strategy at different times, the Adviser will generally sell the stock with the highest cost basis first. When liquidating holdings, the Adviser may also favor securities in the portfolio with the highest cost basis. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns to the Strategy.

The Strategy also may:

o invest without limit in non-U.S. securities, although it generally will not invest more than 25% of its total assets in such securities;

o     invest up to 10% of its net assets in convertible securities;

o enter into forward commitments, futures contracts and options on future contracts with respect to securities, indices and currencies;

o buy or sell options on non-U.S. currencies and enter into forward non-U.S. currency exchange contracts;

o     purchase and sell exchange-traded index options;

o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

o     invest up to 5% of its total assets in rights or warrants;

o     invest up to 15% of its net assets in illiquid securities;

o make loans of portfolio securities up to 331/3% of its total assets (including collateral for any security loaned);

o     enter into repurchase agreements; and

o invest up to 10% of its total assets in the securities of companies in emerging markets.

Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in the Adviser's opinion, the derivatives have economic characteristics similar to that type of investment.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH PRESERVATION STRATEGY

AllianceBernstein Tax-Managed Wealth Preservation Strategy seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal. The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek some opportunity for tax-efficient equity returns if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy targets a weighting of 30% equity securities and 70% tax-exempt debt securities with a goal of providing reduced volatility and modest upside potential. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy.

The Strategy's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Strategy, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.


The Adviser's targeted blend for the Strategy's equity component is an equal weighting of 50% growth stocks and 50% value stocks. The Adviser will also allow the relative weightings of the growth and value subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the Strategy's equity component toward the targeted blend. However, under extraordinary circumstances, when conditions favoring one investment style are compelling, the range may expand to 10 percentage points.

In addition to blending growth and value styles, the Adviser blends each style-based portion of the Strategy's equity component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions, the Adviser normally targets a blend of approximately 70% in equities of U.S. companies and the remaining 30% in equities of companies outside the United States. The Adviser will also allow the relative weightings of these geographical subcomponents to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10 percentage points.


The Strategy's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which, follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

The Strategy's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.


Normally, the Strategy targets a 70% weighting for tax-exempt debt securities and a 30% weighting for equity securities. The Adviser will allow the relative weightings of the Strategy's debt and equity components to vary in response to markets, but ordinarily only by up to 5 percentage points. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, when the Adviser believes that conditions favoring one investment style are compelling, the foregoing ranges may expand to 10 percentage points.


In selecting tax-exempt fixed-income investments for the Strategy, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties. In selecting debt securities for the Strategy, these fixed-income investment teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed-income securities held by the Strategy will be of investment grade at the time of purchase. In the event that the rating of any security held by the Strategy falls below investment grade (or, in the case of an unrated security, the Adviser determines that it is no longer of investment grade), the Strategy will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is appropriate under the circumstances. The Strategy will at all times hold at least 40% of its total assets in tax-exempt, investment grade, fixed-income securities, each having a duration less than that of a 10-year Treasury bond. In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, for mortgage-backed or asset-backed securities, and non-U.S. and U.S. interest rates). The fixed-income asset class will always comprise at least 50%, but never more than 90%, of the Strategy's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Strategy's total assets. For temporary defensive purposes, the Strategy may invest without limit in money market instruments.

TAX-MANAGED INVESTING

The Strategy seeks to maximize after-tax returns to shareholders by investing the debt portion of its portfolio in tax-exempt securities. The Strategy also pursues a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders. For example, the Adviser will generally consider whether an investment that would otherwise be sold at a short-term gain should be held for a longer period, based on its judgment of whether the risk of continued exposure to the investment is worth the potential savings of a lower capital gains rate. The Adviser may also sell certain securities in order to realize capital losses, which may be used to offset realized capital gains. In addition, if the stock of a company has been purchased by the Strategy at different times, the Adviser will generally sell the stock with the highest cost basis first. When liquidating holdings, the Adviser may also favor securities in the portfolio with the highest cost basis. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns to the Strategy.

The Strategy also may:


o invest without limit in non-U.S. securities, although it generally will not invest more than 25% of its total assets in such securities;

o     invest up to 10% of its net assets in convertible securities;

o enter into forward commitments, futures contracts and options on future contracts with respect to securities, indices and currencies;

o buy or sell options on non-U.S. currencies and enter into forward non-U.S. currency exchange contracts;

o     purchase and sell exchange-traded index options;

o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

o     invest up to 5% of its total assets in rights or warrants;

o     invest up to 15% of its net assets in illiquid securities;

o make loans of portfolio securities up to 331/3% of its total assets (including collateral for any security loaned);

o     enter into repurchase agreements; and

o invest up to 10% of its total assets in the securities of companies in emerging markets.

Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in the Adviser's opinion, the derivatives have economic characteristics similar to that type of investment.


DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes certain additional investment practices of the Strategies together with associated risks.

Non-Publicly Traded Securities. Each Strategy may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under the Federal securities laws, and market quotations may not be readily available. As a result, a Strategy may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable Federal and state securities laws, or may be able to sell them only at less than fair market value. Investment in these securities is restricted to 5% of a Strategy's total assets (not including for these purposes Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the Strategies' restriction against investing more than 15% of total assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Trust's Board of Trustees. For additional information, see the SAI.

Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Strategies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Strategy will indirectly bear its proportionate share of expenses incurred by REITs in which the

Strategy invests in addition to the expenses incurred directly by the Strategy. Investments in REITs are deemed to be 50% equity and 50% fixed-income for purposes of the target blends of the Balanced Wealth Strategy and Wealth Preservation Strategy and 100% equity for the Wealth Appreciation Strategy.

Mortgage-Backed Securities and Related Risks. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Strategy that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Adjustable Rate Securities. Each Strategy may invest in adjustable rate securities. Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on adjustable rate securities may lag behind changes in prevailing market interest rates. Also, some adjustable rate securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security.

Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Strategy with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Strategy will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Strategy will have contractual remedies under the transaction agreements.

High-Yield Securities. Each of the AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Tax-Managed Balanced Wealth Strategy may invest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P or Fitch, or, if unrated, judged by Alliance to be of comparable quality ("High-Yield Securities"). These Strategies will generally invest in securities rated at the time of purchase at least Caa- by Moody's or CCC- by S&P or Fitch, or in unrated securities judged by Alliance to be of comparable quality at the time of purchase. However, from time to time, the Strategies may invest in securities rated in the lowest grades of Moody's, S&P or Fitch, or in unrated securities judged by Alliance to be of comparable quality, if Alliance determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or BB or lower (and comparable unrated securities) are commonly referred to as "junk bonds." Securities rated D by S&P are in default.

As with other fixed-income securities, High-Yield Securities are subject to credit risk and market risk and their yields may fluctuate. High-Yield Securities are subject to greater credit risk (and potentially greater incidence of default) than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of High-Yield Securities are generally subject to greater market risk, and therefore react more sharply to changes in interest rates. The value and liquidity of High-Yield Securities may be diminished by adverse publicity or investor perceptions. Because High-Yield Securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the


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ability of the Strategies to sell High-Yield Securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be imited. Thinly traded High-Yield Securities may be more difficult to value accurately for the purpose of determining the Strategies' net asset value. In addition, the values of such securities may be more volatile.

Some High-Yield Securities in which the Strategies may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Strategies may be required to reinvest redemption or call proceeds during a period of relatively low interest rates. The credit ratings issued by Moody's, S&P and Fitch, a description of which is included as Appendix A, are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of High-Yield Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, Alliance conducts its own independent credit analysis of High-Yield Securities.

When a Strategy invests in securities in the lower rating categories, the achievement of the Strategie's goals is more dependent on Alliance's ability than would be the case if the Strategy were investing in higher-rated securities. In the event that the credit rating of a High-Yield Security held by a Strategy falls below its rating at the time of purchase (or, in the case of unrated securities, Alliance determines that the quality of such security has deteriorated since purchased by the Strategy), the Strategy will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate under the circumstances. Securities rated Baa by Moody's or BBB by S&P or Fitch or judged by the Adviser to be of comparable quality share some of the speculative characteristics of the High-Yield Securities described above.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Equity-Linked Debt Securities. Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Strategy. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Strategy's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Strategy is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Strategy could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Options and Futures
Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Strategy is "covered" if the Strategy owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Strategy is covered if the Strategy holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.


A call option is used for cross-hedging purposes if a Strategy does not own the underlying security, and is designed to provide a hedge against a decline in value in another security that the Strategy owns or has the right to acquire. A Strategy would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Strategy would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of

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a put) by an amount in excess of the premium paid; otherwise the Strategy would experience a loss equal to the premium paid for the option.

If an option written by a Strategy were exercised, the Strategy would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Strategy at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Strategy retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Strategy's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Options purchased or written by a Strategy in negotiated transactions are illiquid and it may not be possible for the Strategy to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Non-U.S. Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Strategy could be required to purchase or sell non-U.S. currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Strategy's position, the Strategy may forfeit the entire amount of the premium plus related transaction costs. For Strategies that may invest in options on non-U.S. currencies, see the Strategies' SAI for further discussion of the use, risks, and costs of options on non-U.S. currencies.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or non-U.S. currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, non-U.S. currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

Options on futures contracts are options that, upon exercise, call for the delivery of futures contracts (or cash payments based on the value of futures contracts). Options on futures contracts written or purchased by the Strategy will be traded on exchanges worldwide or over the counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Strategy's portfolio securities or adversely affect the prices of securities which the Strategy intends to purchase at a later date.

A Strategy will engage in transactions in futures contracts and options on futures contracts only to the extent the transactions constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission. A Strategy will not enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Strategy and the currencies and futures contracts subject to outstanding options written by the Strategy would exceed 50% of its total assets.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Strategy may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Strategy's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Strategy, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Strategy would have to be exercised in order for the Strategy to realize any profit and (ii) the Strategy may not be able to sell currencies or portfolio securities covering an option written by the Strategy until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Strategies will be able to utilize these instruments effectively. In addition, a Strategy's ability to engage in options, futures and forward contract transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Strategy for U.S. federal income tax purposes.


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Loans of Strategy Securities. Each Strategy may lend portfolio securities. A principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Strategy may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Strategy any income from the securities. The Strategy may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Strategy's investment risks. Each Strategy will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Strategy may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Strategy to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Strategy would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Strategy might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Strategy enters into repurchase agreements.

Rights and Warrants. A Strategy will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Strategy's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Strategy may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Strategy to protect against anticipated changes in exchange rates, interest rates and/or prices. For instance, a Strategy may enter into a forward contract when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). In addition, when a Strategy believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of that Strategy's securities denominated in such foreign currency, or when a Strategy believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). If Alliance were to forecast incorrectly the direction of exchange rate movements, a Strategy might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Strategy enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Strategy chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Strategy assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Strategy's net asset value.

Forward Non-U.S. Currency Exchange Contracts. A Strategy may purchase or sell forward non-U.S. currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward non-U.S. currency exchange contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Strategy may enter into a forward non-U.S. currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Strategy will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Strategy's transactions in that currency. When a


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Strategy believes that a non-U.S. currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that non-U.S. currency approximating the value of some or all of the Strategy's portfolio securities denominated in such non-U.S. currency, or when the Strategy believes that the U.S. Dollar may suffer a substantial decline against a non-U.S. currency, it may enter into a forward purchase contract to buy that non-U.S. currency for a fixed dollar amount ("position hedge"). A Strategy will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Strategy may, in the alternative, enter into a forward non-U.S. currency exchange contract to sell a different non-U.S. currency for a fixed U.S. Dollar amount where the Strategy believes that the U.S. Dollar value of the currency to be sold pursuant to the forward non-U.S. currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Strategy are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Strategy than if it had not entered into such forward non-U.S. currency exchange contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Strategy to hedge against a devaluation that is so generally anticipated that the Strategy is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Illiquid Securities. Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and
(iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Strategy may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Strategy's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Strategy.

A Strategy that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Strategy may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Municipal Securities. Municipal securities are debt obligations issued by or on behalf of the states, territories or possessions of the United States, or their political subdivisions, agencies or instrumentalities, the District of Columbia or Puerto Rico, where the interest from such securities is, according to the information reasonably available to the Manager, in the opinion of bond counsel at the time of issuance, exempt from federal income tax. Municipal securities include "private activity bonds" such as industrial revenue bonds, the interest income from which is subject to the alternative minimum tax.


The two principal classifications of municipal securities are general obligation and revenue or special obligation securities. General obligation securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The term "issuer" means the agency, authority, instrumentality or other political subdivision, the assets and revenues of which are available for the payment of the principal and interest on the securities. Revenue or special obligation securities are payable only from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source and generally are not payable from the unrestricted revenues of the issuer. Some municipal securities are municipal lease obligations. Lease obligations usually do not constitute general obligations of the municipality for which the municipality taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments in future years unless money is appropriated for such purpose on a yearly basis. Pursuant to procedures established by the Strategies' Board, the Adviser will be responsible for determining the credit quality of unrated municipal lease obligations on an ongoing basis, including assessment of the likelihood that the lease will not be canceled. Some municipal lease obligations may be illiquid. Municipal securities include certain asset-backed certificates representing interests in trusts that include pools of installment payment agreements, leases, or other debt obligations of state or local governmental entities. Some municipal securities are covered by insurance or other credit enhancements procured by the issuer or underwriter guaranteeing timely payment of principal and interest.

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. An increase in interest rates generally will reduce the market value of portfolio investments, and a decline in interest rates generally will increase the value of portfolio investments. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. The achievement of the investment objectives of the Tax-Managed Balanced Wealth Strategy and Tax-Managed Wealth Preservation Strategy depends in part on the continuing ability of the issuers of municipal securities in which the Strategies invest to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the SEC, although from time to time there have been proposals which would require registration in the future. After purchase by a Strategy, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Strategy. Neither event requires sales of such a security by the relevant Strategy, but the Adviser will consider such event in its determination of whether the Strategy should continue to hold the security. To the extent that the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use such changed ratings in a manner consistent with each relevant Strategy's quality criteria.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal bonds may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. It can be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by a Strategy and the value of the Strategy would be affected. Additionally, the Manager would reevaluate the Strategy's investment objective and policies.

Portfolio Turnover. The portfolio turnover rate for each Strategy is included in the Financial Highlights section. The Strategies are actively managed and, in some cases in response to market conditions, a Strategy's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Strategy and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Future Developments. A Strategy may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Strategy, or are not available but may yet be developed, to the extent such investment practices are consistent with the Strategy's investment objective and legally permissible for the Strategy. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Temporary Defensive Position. For temporary defensive purposes, each Strategy may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high quality (depending on the Strategy) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Strategies that may invest in non-U.S. countries, such securities also may include short-term, non-U.S.-currency denominated securities of the type mentioned above issued by non-U.S. governmental entities, companies, and supranational organizations. While the Strategies are investing for temporary defensive purposes, they may not meet their investment objectives.

ADDITIONAL RISK CONSIDERATIONS

Investment in the Strategies involves the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.

Currency Considerations. Each of the Strategies may invest some portion of its assets in securities denominated in non-U.S. currencies. The Strategies receive a corresponding portion of their revenues in non-U.S. currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain non-U.S. currencies relative to the U.S. Dollar. These changes will affect a Strategie's net assets, distributions and income. If the value of the non-U.S. currencies in which a Strategy receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Strategy distributions, the Strategy may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Strategy must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Strategy incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Strategy may engage in currency hedging transactions, as described above, which involve certain special risks.

Non-U.S. Securities. The securities markets of many non-U.S. countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Strategy whose investments includes non-U.S. securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

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Certain non-U.S. countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Strategy. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on non-U.S. capital remittances.

A Strategy also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Strategy to adopt special procedures that may involve additional costs to a Strategy These factors may affect the liquidity of a Strategy's investments in any country and Alliance will monitor the effect of any such factor or factors on a Strategy's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many non-U.S. countries are generally higher than in the United States.

Issuers of securities in non-U.S. jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of non-U.S. countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in non-U.S. securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a non-U.S. country and the Strategy's investments. In such events, a Strategy could lose its entire investment in the country involved. In addition, laws in non-U.S. countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Strategy than that provided by U.S. laws.

Non-U.S. Fixed-Income Obligations. To the extent that they invest in non-U.S. fixed-income obligations, certain of the Strategies are subject to increased credit risk because of the difficulties of requiring non-U.S. entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of non-U.S. governments and other issuers are already in default. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. As a result, a Strategy may be unable to obtain or enforce judgments against non-U.S. entities.

Fixed-Income Securities. The value of each Strategy's shares will fluctuate with the value of its investments. The value of each Strategy's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

In periods of increasing interest rates, each of the Strategies may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Strategy's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investment in Fixed-Income Securities Rated Baa and BBB. Securities rated Baa or BBB are considered to have speculative characteristics and share some of the same characteristics as lower-rated securities, as described below. Sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Strategy may experience difficulty in valuing the securities for the purpose of computing a Strategy's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Strategy's securities than would be the case if a Strategy did not invest in lower-rated securities.

In seeking to achieve a Strategy's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Strategy's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Strategy.


Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Strategy may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Strategy.

Unrated Securities. Unrated securities will also be considered for investment by the Strategies when Alliance believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to a particular Strategy to a degree comparable to that of rated securities which are consistent with the Strategy's objective and policies.

Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Strategy may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Strategy reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE STRATEGIES
--------------------------------------------------------------------------------


ADVISER [TO BE UPDATED]
As noted above, each Strategy's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of [ ] totaling approximately [ ] billion (of which approximately [ ] represented assets of investment companies). As of [ ], the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including [ ] of the nation's Fortune 100 companies), for public employee retirement funds in [ ] states, for investment companies, and for foundations, endowments, banks and insurance companies
worldwide. The [  ] registered investment companies, with more than [   ]
separate portfolios, managed by the Adviser currently have approximately [   ]
shareholder accounts.


Alliance provides investment advisory services and order placement facilities to the Strategies. For these advisory services, each of the AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy and AllianceBernstein
Tax-Managed Wealth Appreciation Strategy has contracted to pay Alliance, and each of the AllianceBernstein Tax-Managed Balanced Wealth Strategy and

AllianceBernstein Tax-Managed Wealth Preservation Strategy paid Alliance during the fiscal year ended August 31, 2003, a percentage of average daily net assets as follows:

                                  Fee as percentage of average    Fiscal Year or
Strategy                                daily net assets*          Period Ended
--------                          ----------------------------    --------------
AllianceBernstein
  Wealth Appreciation Strategy                0.95%                   8/31/04
AllianceBernstein
  Balanced Wealth Strategy                    0.75%                   8/31/04
AllianceBernstein
  Wealth Preservation Strategy                0.75%                   8/31/04
AllianceBernstein Tax-Managed
  Wealth Appreciation Strategy                0.95%                   8/31/04
AllianceBernstein Tax-Managed
  Balanced Wealth Strategy                    0.75%                   8/31/03
AllianceBernstein Tax-Managed
  Wealth Preservation Strategy                0.44%                   8/31/03


--------------------------------------------------------------------------------

* Fee stated net of any waivers and/or reimbursements. See "Fees and Expenses of the Strategies" at the beginning of the Prospectus for more information about fee waivers. Because the AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy and AllianceBernstein Tax-Managed Wealth Appreciation Strategy have not yet completed a full fiscal year of operations, figures for those Strategies in this column reflect the contractually agreed fees rather than fees actually paid. Figures in this column for AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy reflect fees actually paid during the fiscal year ended August 31, 2003.

PORTFOLIO MANAGER

[Team language to be inserted.]


LEGAL PROCEEDINGS

As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Order. According to the Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and
         (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree and is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Order contemplates that Alliance's registered investment company clients, including the Strategies, will introduce governance and compliance changes.

Effective January 1, 2004, Alliance began waiving a portion of the advisory fee it receives for managing the Strategies. Please see the "Annual Operating Expenses and Examples" table and its related footnotes in "Fees and Expenses of the Strategies" in this Prospectus for a description of the reduced fees. The amount of each fee waiver may increase or decrease as a result of a final, definitive agreement with the NYAG.

The special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations.


In addition, the Independent Trustees of the Strategies (the "Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Fund, a series of the AllianceBernstein Portfolios; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 206 and 215 of the Advisers Act of 1940. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, approximately [40] additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, some of which name the Strategies as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

PERFORMANCE OF EQUITY AND FIXED INCOME INVESTMENT TEAMS

The performance shown above in the risk/return summary for each of AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed WealthPreservation Strategy for periods prior to September 2, 2003 reflects such Strategies' performance under their former investment policies, and may not be representative of the performance the Strategies would have achieved had their current investment policies been in effect during such periods. Although the Strategies themselves have no performance history under their current investment policies, certain of the investment teams employed by the Adviser in managing each Strategy have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as those applicable to the portions of the Strategies they manage. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the Strategies, as registered investment companies, are subject and which, if applicable to the Historical Accounts, may have adversely affected the performance of the Historical Accounts.


Set forth below is performance data provided by the Adviser relating to the Historical Accounts managed by investment teams that manage the Strategy's assets. Performance data is shown for the period during which the relevant investment team of Alliance or its Bernstein unit managed the Historical Accounts through March 31, 2004. The aggregate assets for the Historical Accounts managed by each investment team as of March 31, 2004 are also shown. Each of an investment team's Historical Accounts has a nearly identical composition of investment holdings and related percentage weightings.


The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect any fees that will be payable by the Strategies, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the Strategies. Expenses associated with the distribution of Class A, Class B and Class C shares of the Strategies in accordance with the plan adopted by the Trustees of the Trust under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

Alliance has calculated the investment performance of the Historical Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for US Large Cap Value, International Large Cap Value and Emerging Markets Value accounts has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. Composite investment performance for all other accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values. The Russell 1000 Value Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average value orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Value Index tend to exhibit lower price-to-book ratios and lower forecasted growth values.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index") is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East.

The Morgan Stanley Capital International Emerging Market Free Index (the "MSCI EMF Index") is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, which consists of 26 emerging market country indices.

As of the close of May 30, 2003, MSCI implemented an enhanced methodology for the MSCI Global Value and Growth Indices, adopting a two dimensional framework for style segmentation in which value and growth securities are categorized using different attributes - three for value and five for growth including forward looking variables. The objective of the index design is to divide constituents of an underlying MSCI Standard Country Index into a value index and a growth index, each targeting 50% of the free float adjusted market capitalization of the underlying country index. Country Value/Growth indices are then aggregated into regional Value/Growth indices.

The Lehman US Credit Bond Index Unhedged is the U.S. Credit component of the U.S. Government/Credit index. The unmanaged index is comprised of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

The Lehman Intermediate US Credit Unhedged is the Intermediate component of the U.S. Credit index. Securities in the intermediate maturity range of the unmanaged U.S. Credit Index must have a maturity from 1 up to (but not including) 10 years.

The Lehman 1-10 Year TIPS Index is the 1-10 year maturity component of the unmanaged U.S. Treasury Inflation Notes index and consists of Inflation-Protection securities issued by the U.S. Treasury.

The Lehman 1 Year Muni Bond Index is an unmanaged market-value weighted index comprised of municipal securities with maturities of at least one year and a minimum credit rating of Baa.

The Lehman 5 Year General Obligation Muni Bond Index is an unmanaged composite measure of total return performance for the municipal bond market on those municipal bonds with maturities of five years. The securities in this index include ratings categories A and Aaa.

The NAREIT Equity Index is an unmanaged market-value weighted index based upon the last closing price of the month for tax qualified REITs listed on the NYSE, AMEX, and the NASDAQ.

The Merrill Lynch US High Yield Master II Index is an unmanaged index of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. Qualifying bonds must have at least one year remaining term to maturity and must be rated below investment grade based on a composite of Moody's and S&P.

The Merrill Lynch US Treasury 1-3 Year Index is an unmanaged index comprised of US Government securities, including agency securities, with remaining maturities, at month end, of one to three years.

To the extent an investment team utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees. If an investment team were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the portion of the Strategy managed by that investment team relative to the index would be reduced by the Strategy's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Strategy's shareholders of sales charges and income taxes.

The performance data on the following pages is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad based market indices. The performance of each Strategy will be affected both by the performance of each investment team managing a portion of the Strategy's assets and by Alliance's allocation of the Strategy's portfolio among its various investment teams. If some or all of the investment teams employed by Alliance in managing a Strategy were to perform relatively poorly, and/or if Alliance were to allocate more of the Strategy's portfolio to relatively poorly performing investment teams, the performance of the Strategy would suffer. Investors should not rely on the performance data of the Historical Accounts as an indication of future performance of all or any portion of the Strategies.

                                                     HISTORICAL ACCOUNTS [TO BE UPDATED]
                       For Periods ended March 31, 2004, with their Aggregate Assets as of March 31, 2004

                                              Assets                                                      Since      Inception
Investment Teams and Benchmarks           (in millions)      1 Year      3 Years    5 Years   10 Years  Inception     Date
--------------------------------------------------------------------------------------------------------------------------------
EQUITY

US Large Cap Growth                         $                  %          %          %          %          %         12/31/77
   Russell 1000 Growth

US Large Cap Value                          $                  %          %          %          %          %         12/31/73
   Russell 1000 Value

International Large Cap Growth              $                  %          %          %          %          %         12/31/90
   MSCI EAFE Growth

International Large Cap Value               $                  %          %          %          %          %          6/30/92
   MSCI EAFE Value

Emerging Markets Growth                     $                  %          %          %          %          %          9/30/91
   MSCI Emerging Market Free Growth

Emerging Markets Value                      $                  %          %          %          %          %         12/31/95
   MSCI Emerging Market Free Value

US Real Estate                              $                  %          %          %          %          %          6/30/96
   NAREIT

FIXED INCOME

SCB Short Duration Plus Fund                $                  %          %          %          %          %         12/31/88
   Merrill Lynch 1-3 yr. Treasury Index

Investment Grade US Bonds                   $                  %          %          %          %          %         12/31/86
   Lehman US Credit Unhedged

TIPS                                        $                  %          %          %          %          %          3/31/99
   Lehman Interm Tips Index

Investment Grade Corporates                 $                  %          %          %          %          %         12/31/91
   Lehman Intermediate US Credit Unhedged

High Yield                                  $                  %          %          %          %          %         12/31/86
   Merrill Lynch High Yield Master II

TAX MANAGED

SCB Short Diversified Muni Fund             $                  %          %          %          %          %          10/3/94
   Lehman 1 Year Muni Index

SCB Intermediate Diversified Muni Fund      $                  %          %          %          %          %           1/9/89
   Lehman 5 Year General Obligation
   Muni Index

SCB Tax Managed International Value Fund    $                  %          %          %          %          %          6/22/92
   MSCI EAFE Value


* These strategies have inception dates that are earlier than the inception dates of their style-specific indices. Shown above are the inception dates for the strategies and their annualized Since Inception returns as of 3/31/04. The inception date for the Russell 1000 Growth Index was December 31, 1978; the total returns of the US Large Cap Growth Strategy and that benchmark from that
date through 3/31/04 were [   ]% and [   ]%, respectively. The inception date
for the Russell 1000 Value Index is December 31, 1978; the total returns of the US Large Cap Value Strategy and that benchmark from that date through 3/31/04 were [ ]% and [ ]%, respectively. The inception date for the MSCI Emerging Market Free Growth Index is December 31, 1996; the total returns of the Emerging Markets Growth Strategy and that benchmark from that date through 3/31/04 were [ ]% and [ ]%, respectively. The inception date for the MSCI Emerging Market Free Value Index is December 31, 1996; the total returns of the Emerging Markets Value Strategy and that benchmark from that date through 3/31/04 were [ ]% and [ ]%, respectively.

Changes in Style Leadership [To Be Updated]


The table below shows, for each of the major equity market segments, the performance of Alliance's growth and Bernstein's value teams relative to a style-neutral benchmark within that equity market segment. As shown below, in some years the growth style outperformed the value style and in others the value style outperformed the growth style, but in all but [ ] instances at least one style outperformed the style-neutral benchmark.




Year               US Large Cap                  International Developed Markets          International Emerging Markets
-----   ------------------------------------   ------------------------------------   -------------------------------------
                                                                                                 MSCI Emerging
        Bernstein   Russell 1000   Alliance     Bernstein   MSCI EAFE    Alliance     Bernstein   Markets Free   Alliance
           Value       Index        Growth        Value       Index       Growth        Value        Index        Growth
        ------------------------------------   ------------------------------------   -------------------------------------

2003     [    ]       [    ]       [    ]       [    ]       [    ]       [    ]       [    ]       [    ]       [    ]

2002     -17.34       -21.65       -30.13        -8.07       -15.94       -14.41         4.82        -6.00         0.21
2001       9.67       -12.45       -17.52       -11.22       -21.44       -19.05        -2.35        -2.37        -7.56
2000       9.98        -7.79       -17.57        -2.42       -14.17       -15.51       -27.74       -30.61       -29.96
1999      -0.16        20.91        31.99        21.32        26.96        42.53        71.13        66.41       116.29
1998       9.88        27.02        51.14        13.81        20.00        16.51       -19.42       -25.34       -28.80
1997      27.25        32.85        36.63         9.84         1.78         4.78       -22.54       -11.59        -9.33
1996      24.15        22.45        22.71        18.14         6.05         7.77         7.71         6.03        21.34
1995      37.36        37.77        38.99         8.84        11.21        11.59
1994       0.81         0.39        -3.64         5.11         7.78         6.61
1993      29.69        10.18         9.88        36.00        32.56        27.56
1992      26.05         8.93        11.20
1991      31.69        33.04        39.64
1990     -23.25        -4.21        -1.71
1989      20.43        30.43        36.57
1988      20.29        17.26        11.06
1987      12.69         2.93         7.79
1986       8.31        17.87        23.47
1985      27.93        32.26        36.71
1984      11.89         4.75        -1.81
1983      26.54        22.13        19.01
1982      35.35        20.31        28.79
1981      13.80        -5.10        -2.74
1980      26.84        31.87        51.06
1979      27.59        22.33        32.71

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


Income dividends and capital gains distributions, if any, declared by a Strategy on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Strategy. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Strategy without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Strategy.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Strategy owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Strategy owned for more than one year and that are properly designated by a Strategy as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Strategy owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Strategy as derived from "qualified dividend income" -- as further defined in the Strategies' SAI -- will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Strategy level.

While it is the intention of each Strategy to distribute to its shareholders substantially all of each fiscal year's net investment income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Strategy of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Strategy will pay any dividends or realize any capital gains. The final determination of the amount of a Strategy's return of capital distributions for the period will be made after the end of each taxable year.

A Strategy's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Strategy's yield on those securities would be decreased. None of the Strategies generally expects that shareholders will be able to claim a credit or a deduction with respect to foreign taxes. In addition, a Strategy's investment in foreign securities or foreign currencies may increase or decrease the Strategy's recognition of ordinary income and may affect the timing or amount of the Strategy's distributions.


The Strategies' investments in certain debt obligations may cause them to recognize taxable income in excess of the cash generated by such obligations. Thus, the Strategies could be required to sell other investments in order to satisfy their distribution requirements.


The Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy both intend generally to qualify to pay exempt-interest dividends to their respective U.S. shareholders. These Strategies will be qualified to pay exempt-interest dividends only if, at the close of each quarter of the taxable year, at least 50% of the total value of their respective assets consists of obligations the interest on which is exempt from federal income tax. See the Strategies' SAI for a further explanation of this tax issue.


If you buy shares just before a Strategy deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.


Each year shortly after December 31, each Strategy will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------
                               CONVERSION FEATURE
--------------------------------------------------------------------------------

Conversion

As described above, Advisor Class shares may be held solely through certain fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Strategies. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or to be associated with an eligible investment advisor or financial intermediary or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Strategy. The Strategy will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge. Class A shares have a higher expense ratio, may pay lower dividends, and may have a lower NAV than Advisor Class shares.


--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Strategy may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Strategies reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it fails to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.


Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the Subscription Application. You also may request a shareholder's manual explaining all available services by calling 800-227-4618.

Employee Benefit Plans. Certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution retirement plans ("Employee Benefit Plans"), may establish requirements as to the purchase, sale or exchange of shares, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. Employee Benefit Plans also may not offer all classes of shares of the Strategies. In order to enable participants investing through Employee Benefit Plans to purchase shares of the Strategies, the maximum and minimum investment amounts may be different for shares purchased through Employee Benefit Plans from those described in this Prospectus. In addition, the Class A, Class B, and Class C CDSC may be waived for investments made through Employee Benefit Plans.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds or Strategies. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund or Strategy account and to reduce expenses of the Fund or Strategy, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand each Strategy's financial performance for the past 5 years. Certain information reflects financial results for a single share of each Strategy. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Strategy (assuming reinvestment of all dividends and distributions). This information has been audited by
[                    ], whose report, along with the Strategies'
financial statements, is included in each Strategy's Annual Report, which is available upon request. [TO BE UPDATED]


                                                                Income from Investment Operations
                                                         ---------------------------------------------------
                                                                            Net Realized       Net Increase
                                        Net Asset             Net          and Unrealized       (Decrease)
                                          Value,          Investment       Gain (Loss) on      in Net Asset
                                        Beginning           Income            Investment        Value from
                                        of Period         (Loss) (a)         Transactions       Operations
AllianceBernstein
Wealth Appreciation Strategy
Class A
Period from September 2, ...........   $                  $                   $                   $
2003* to February 29, 2004 .........
Class B
Period from September 2, ...........
2003* to February 29, 2004 .........   $                  $                   $                   $
Class C
Period from September 2, ...........
2003* to February 29, 2004 .........   $                  $                   $                   $
Class R
Period from November 26, ...........
2003 to February 29, 2004 ..........   $                  $                   $                   $
Advisor Class
Period from September 2, ...........
2003 to February 29, 2004 ..........   $                  $                   $                   $
AllianceBernstein
Balanced Wealth Strategy
Class A
Period from September 2, ...........
2003* to February 29, 2004 .........   $                  $                   $                   $
Class B
Period from September 2, ...........
2003* to February 29, 2004 .........   $                  $                   $                   $
Class C
Period from September 2, ...........
2003* to February 29, 2004 .........   $                  $                   $                   $
Class R
Period from November 26, ...........
2003 to February 29, 2004 ..........   $                  $                   $                   $
Advisor Class
Period from September 2, ...........
2003 to February 29, 2004 ..........   $                  $                   $                   $
AllianceBernstein
Wealth Preservation Strategy
Class A
Period from September 2, 2003* .....
to February 29, 2004 ...............  $                   $                   $                   $
Class B
Period from September 2, 2003* .....
to February 29, 2004 ...............  $                   $                   $                   $
Class C
Period from September 2, 2003* .....
to February 29, 2004 ...............  $                   $                   $                   $
Class R
Period from November 26, ...........
2003 to February 29, 2004 ..........  $                   $                   $                   $
Advisor Class
Period from September 2, ...........
2003 to February 29, 2004 ..........  $                   $                   $                   $
AllianceBernstein Tax-Managed
Wealth Appreciation Strategy
Class A
Period from September 2, ...........
2003* to February 29, 2004 .........  $                   $                   $                   $
Class B
Period from September 2, ...........
2003* to February 29, 2004 .........  $                   $                   $                   $
Class C
Period from September 2, ...........
2003* to February 29, 2004 .........  $                   $                   $                   $
Advisor Class
Period from September 2, ...........
2003 to February 29, 2004 ..........  $                   $                   $                   $

AllianceBernstein Tax-Managed
Balanced Wealth Strategy
(formerly known as the
Alliance Growth Investors Fund)
Class A
Period from September 2,
2003 to February 29, 2004 ........   $[       ]            $[       ]         $ [        ]         $  [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........    10.30                    .05                (.82)                (.77)
Year Ended April 30, 2002(c) .....    11.70                    .06               (1.46)               (1.40)
Year Ended April 30, 2001 ........    14.80                    .26               (1.33)               (1.07)
Year Ended April 30, 2000 ........    15.80                    .29                1.05                 1.34
Class B
Period from September 2,
2003 to February 29, 2004 ........   $[       ]            $[       ]         $[        ]          $ [       ]

Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........    10.34                  (.01)                (.83)                (.84)
Year Ended April 30, 2002(c) .....    11.83                  (.02)               (1.47)               (1.49)
Year Ended April 30, 2001 ........    14.94                   .17                (1.35)               (1.18)
Year Ended April 30, 2000 ........    15.88                   .18                 1.05                 1.23
Class C
Period from September 2,
2003 to February 29, 2004 ........   $[       ]            $[       ]         $[        ]          $ [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........    10.35                  (.01)                (.83)                (.84)
Year Ended April 30, 2002(c) .....    11.85                  (.02)               (1.48)               (1.50)
Year Ended April 30, 2001 ........    14.95                   .17                (1.34)               (1.17)
Year Ended April 30, 2000             15.88                   .18                 1.06                 1.24
Advisor Class
Period from September 2,
2003 to February 29, 2004 ........   $                     $                  $                    $
AllianceBernstein Tax-Managed
Wealth Preservation Strategy
(formerly known as the
Alliance Conservative Investors Fund)
Class A
Period from September 2,
2003 to February 29, 2004 ........   $[       ]            $[       ]          $[        ]         $ [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........    10.07                   .23(b)               .10                  .33
Year Ended April 30, 2002(c) .....    10.65                   .25(b)              (.55)                (.30)
Year Ended April 30, 2001 ........    11.33                   .41(b)              (.20)                 .21
Year Ended April 30, 2000 ........    11.88                   .44(b)               .07                  .51
Class B
Period from September 2,
2003 to February 29, 2004 ........   $[       ]            $[       ]          $[        ]         $ [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........    10.31                   .17(b)               .10                  .27
Year Ended April 30, 2002(c) .....    10.90                   .18(b)              (.57)                (.39)
Year Ended April 30, 2001 ........    11.57                   .34(b)              (.19)                 .15
Year Ended April 30, 2000 ........    12.12                   .36(b)               .07                  .43
Class C
Period from September 2,
2003 to February 29, 2004 ........   $[       ]            $[       ]          $[        ]         $  [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........    10.32                   .17(b)               .10                 (.27)
Year Ended April 30, 2002(c) .....    10.91                   .19(b)              (.58)                (.39)
Year Ended April 30, 2001 ........    11.58                   .34(b)              (.19)                 .15
Year Ended April 30, 2000 ........    12.13                   .36(b)               .07                  .43
Advisor Class
Period from September 2,
2003 to February 29, 2004 ........    $                     $                  $                    $






                                                  Less: Dividends and Distributions
                                         ----------------------------------------------------

                                           Dividends        Distributions
                                            from Net         in Excess of      Distributions
                                           Investment       Net Investment       from Net
                                             Income             Income        Realized Gains

AllianceBernstein
Wealth Appreciation Strategy
Class A
Period from September 2,
2003* to February 29, 2004 .........       $               $                  $
Class B
Period from September 2,
2003* to February 29, 2004 .........       $               $                  $
Class C
Period from September 2,
2003* to February 29, 2004 .........       $               $                  $
Class R
Period from November 26,
2003 to February 29, 2004 ..........       $               $                  $
Advisor Class
Period from September 2,
2003 to February 29, 2004 ..........       $               $                  $
AllianceBernstein
Balanced Wealth Strategy
Class A
Period from September 2,
2003* to February 29, 2004 .........       $               $                  $
Class B
Period from September 2,
2003* to February 29, 2004 .........       $               $                  $
Class C
Period from September 2,
2003* to February 29, 2004 .........       $               $                  $
Class R
Period from November 26,
2003 to February 29, 2004 ..........       $               $                  $
Advisor Class
Period from September 2,
2003 to February 29, 2004 ..........       $               $                  $
AllianceBernstein
Wealth Preservation Strategy
Class A
Period from September 2, 2003*
to February 29, 2004 ................       $              $                  $
Class B
Period from September 2, 2003*
to February 29, 2004 ................      $               $                  $
Class C
Period from September 2, 2003*
to February 29, 2004 ................      $               $                  $
Class R
Period from November 26,
2003 to February 29, 2004 ...........      $               $                  $
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........      $               $                  $
AllianceBernstein Tax-Managed
Wealth Appreciation Strategy
Class A
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  $
Class B
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  $
Class C
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  $
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........      $               $                  $

AllianceBernstein Tax-Managed
Balanced Wealth Strategy
(formerly known as the
Alliance Growth Investors Fund)
Class A
Period from September 2,
2003 to February 29, 2004 ...........      $[       ]      $ [       ]          $ [       ]
Period from May 1, 2003
to August 31, 2003 .............
Year Ended April 30, 2003 ........             (.12)            -0-                -0-
Year Ended April 30, 2002(c) .....               -0-            -0-                -0-
Year Ended April 30, 2001 ........             (.33)            -0-             (1.70)
Year Ended April 30, 2000 ........             (.29)            -0-             (2.05)
Class B
Period from September 2,
2003 to February 29, 2004 ........         $[       ]      $ [       ]         $ [       ]

Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........            (.03)            -0-                -0-
Year Ended April 30, 2002(c) .....              -0-            -0-                -0-
Year Ended April 30, 2001 ........            (.23)            -0-             (1.70)
Year Ended April 30, 2000 ........            (.12)            -0-             (2.05)
Class C
Period from September 2,
2003 to April 30, 2004 ...........         $[       ]     $ [       ]         $ [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........            (.03)            -0-                -0-
Year Ended April 30, 2002(c) .....              -0-            -0-                -0-
Year Ended April 30, 2001 ........            (.23)            -0-             (1.70)
Year Ended April 30, 2000                     (.12)            -0-             (2.05)
Advisor Class
Period from September 2,
2003 to February 29, 2004 ........         $               $                  $
AllianceBernstein Tax-Managed
Wealth Preservation Strategy
(formerly known as the
Alliance Conservative Investors Fund)
Class A
Period from September 2,
2003 to February 29, 2004 ........         $[       ]     $  [       ]        $  [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........            (.29)            -0-                -0-
Year Ended April 30, 2002(c) .....            (.28)            -0-                -0-
Year Ended April 30, 2001 ........            (.43)            -0-              (.46)
Year Ended April 30, 2000 ........            (.40)            -0-              (.66)
Class B
Period from September 2,
2003 to February 29, 2004 ........         $[       ]     $  [       ]        $  [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........            (.21)            -0-                -0-
Year Ended April 30, 2002(c) .....            (.20)            -0-                -0-
Year Ended April 30, 2001 ........            (.36)            -0-              (.46)
Year Ended April 30, 2000 ........            (.32)            -0-              (.66)
Class C
Period from September 2,
2003 to February 29, 2004 ........         $[       ]     $  [       ]        $  [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........            (.21)            -0-                -0-
Year Ended April 30, 2002(c) .....            (.20)            -0-                -0-
Year Ended April 30, 2001 ........            (.36)            -0-              (.46)
Year Ended April 30, 2000 ........            (.32)            -0-              (.66)
Advisor Class
Period from September 2,
2003 to February 29, 2004 ........         $               $                  $









                                                                      Total
                                          Total        Net Asset    Investment
                                         Dividends       Value,    Return Based
                                            and         End of     on Net Asset
                                        Distributions   Period       Value (d)

AllianceBernstein
Wealth Appreciation Strategy
Class A
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  %
Class B
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  %
Class C
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  %
Class R
Period from November 26,
2003 to February 29, 2004 ...........      $               $                  %
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........      $               $                  %
AllianceBernstein
Balanced Wealth Strategy
Class A
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  %
Class B
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  %
Class C
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  %
Class R
Period from November 26,
2003 to February 29, 2004 ...........      $               $                  %
Advisor Class
Period from September 2,
2003 to AFebruary 29, 2004 ..........      $               $                  %
AllianceBernstein
Wealth Preservation Strategy
Class A
Period from September 2, 2003*
to February 29, 2004 ................      $               $                  %
Class B
Period from September 2, 2003*
to February 29, 2004 ................      $               $                  %
Class C
Period from September 2, 2003*
to February 29, 2004 ................      $               $                  %
Class R
Period from November 26,
2003 to February 29, 2004 ...........      $               $                  %
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........      $               $                  %
AllianceBernstein Tax-Managed
Wealth Appreciation Strategy
Class A
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  %
Class B
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  %
Class C
Period from September 2,
2003* to February 29, 2004 ..........      $               $                  %
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........      $               $                  %

AllianceBernstein Tax-Managed
Balanced Wealth Strategy
(formerly known as the
Alliance Growth Investors Fund)
Class A
Period from September 2,
2003 to February 29, 2004 ...........       $[       ]    $[       ]   [       ]%
Period from May 1, 2003
to August 31, 2003 ..................
Year Ended April 30, 2003 ...........         (.12)         9.41       (7.45)
Year Ended April 30, 2002(c) ........           -0-        10.30      (11.97)
Year Ended April 30, 2001 ...........        (2.03)        11.70       (7.94)
Year Ended April 30, 2000 ...........        (2.34)        14.80        9.19
Class B
Period from September 2,
2003 to February 29, 2004 ...........       $[       ]    $[       ]   [       ]%

Period from May 1, 2003
to August 31, 2003 ..................
Year Ended April 30, 2003 ...........         (.03)         9.47       (8.12)
Year Ended April 30, 2002(c) ........           -0-        10.34      (12.60)
Year Ended April 30, 2001 ...........        (1.93)        11.83       (8.65)
Year Ended April 30, 2000 ...........        (2.17)        14.94        8.39
Class C
Period from September 2,
2003 to February 29, 2004 ...........       [       ]      [       ]   [       ]%
Period from May 1, 2003
to August 31, 2003 ..................
Year Ended April 30, 2003 ...........         (.03)         9.48       (8.11)
Year Ended April 30, 2002(c) ........           -0-        10.35      (12.66)
Year Ended April 30, 2001 ...........        (1.93)        11.85       (8.57)
Year Ended April 30, 2000                    (2.17)        14.95        8.45
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........         $              $                  %
AllianceBernstein Tax-Managed
Wealth Preservation Strategy
(formerly known as the
Alliance Conservative Investors Fund)
Class A
Period from September 2,
2003 to February 29, 2004 ...........      $[       ]     $ [       ]    [       ]
Period from May 1, 2003
to August 31, 2003 ..............
Year Ended April 30, 2003 ........            (.29)        10.11        3.37
Year Ended April 30, 2002(c) .....            (.28)        10.07       (2.80)
Year Ended April 30, 2001 ........            (.89)        10.65        1.76
Year Ended April 30, 2000 ........           (1.06)        11.33        4.50
Class B
Period from September 2,
2003 to February 29, 2004 ...........      $[       ]     $ [       ]    [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........            (.21)        10.37        2.70
Year Ended April 30, 2002(c) .....            (.20)        10.31       (3.54)
Year Ended April 30, 2001 ........            (.82)        10.90        1.12
Year Ended April 30, 2000 ........            (.98)        11.57        3.73
Class C
Period from September 2,
2003 to February 29, 2004 ........         $[       ]     $ [       ]    [       ]
Period from May 1, 2003
to August 31, 2003 ...............
Year Ended April 30, 2003 ........             (.21)        10.38        2.70
Year Ended April 30, 2002(c) .....             (.20)        10.32       (3.54)
Year Ended April 30, 2001 ........             (.82)        10.91        1.12
Year Ended April 30, 2000 ........             (.98)        11.58        3.72
Advisor Class
Period from September 2,
2003 to February 29, 2004 ........         $              $           %







                                                                   Ratios/Supplemental Data
                                         -----------------------------------------------------------------------
                                                              Ratios to Average Net Assets of:   Ratio of Net
                                                                Expenses,          Expenses,      Investment
                                             Net Assets,          Net of             Before      Income (Loss)
                                            End of Period        Waivers/          Waivers/        to Average       Portfolio
                                           (000's Omitted)    Reimbursements    Reimbursements     Net Assets     Turnover Rate

AllianceBernstein
Wealth Appreciation Strategy
Class A
Period from September 2,
2003* to February 29, 2004 ..........           $                          %                  %               %             %
Class B
Period from September 2,
2003* to February 29, 2004 ..........           $                          %                  %               %             %
Class C
Period from September 2,
2003* to February 29, 2004 ..........           $                          %                  %               %             %
Class R
Period from November 26,
2003 to February 29, 2004 ...........           $                          %                  %               %             %
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........           $                          %                  %               %             %
AllianceBernstein
Balanced Wealth Strategy
Class A
Period from September 2,
2003* to February 29, 2004 ..........           $                          %                  %               %             %
Class B
Period from September 2,
2003* to February 29, 2004 ..........           $                          %                  %               %             %
Class C
Period from September 2,
2003* to February 29, 2004 ..........           $                          %                  %               %             %
Class R
Period from November 26,
2003 to February 29, 2004 ...........           $                          %                  %               %             %
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........           $                          %                  %               %             %
AllianceBernstein
Wealth Preservation Strategy
Class A
Period from September 2, 2003*
to February 29, 2004 ................           $                          %                  %               %             %
Class B
Period from September 2, 2003*
to February 29, 2004 ................           $                          %                  %               %             %
Class C
Period from September 2, 2003*
to February 29, 2004 ................           $                          %                  %               %             %
Class R
Period from November 26,
2003 to February 29, 2004 ...........           $                          %                  %               %             %
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........           $                          %                  %               %             %
AllianceBernstein Tax-Managed
Wealth Appreciation Strategy
Class A
Period from September 2,
2003* to February 29, 2004 ..........           $                          %                  %               %             %
Class B
Period from September 2,
2003* to February 29, 2004 ..........           $                          %                  %               %             %
Class C
Period from September 2,
2003* to February 29, 2004 ..........           $                          %                  %               %             %
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........           $                          %                  %               %             %

AllianceBernstein Tax-Managed
Balanced Wealth Strategy
(formerly known as the
Alliance Growth Investors Fund)
Class A
Period from September 2,
2003 to February 29, 2004 ...........      $  [       ]          [       ]%         [       ]%       [     ]%      [       ]%
Period from May 1, 2003
to August 31, 2003 ..................
Year Ended April 30, 2003 ...........         43,743               1.82                1.82            .57              78
Year Ended April 30, 2002(c) ........         52,602               1.58                1.58            .59             116
Year Ended April 30, 2001 ...........         53,031               1.50                1.50           1.97             114
Year Ended April 30, 2000 ...........         54,509               1.46(e)             1.46           1.93             155
Class B
Period from September 2,
2003 to February 29, 2004 ...........      $  [       ]          [       ]%         [       ]%       [     ]%      [       ]%

Period from May 1, 2003
to August 31, 2003 ..................                                                                [     ]
Year Ended April 30, 2003 ...........         31,781               2.57                2.57           (.13)             78
Year Ended April 30, 2002(c) ........         49,484               2.32                2.32           (.18)            116
Year Ended April 30, 2001 ...........         73,446               2.23                2.23           1.24             114
Year Ended April 30, 2000 ...........         78,762               2.18(e)             2.18           1.20             155
Class C
Period from September 2,
2003 to February 29, 2004 ...........      $  [       ]          [       ]%         [       ]%       [     ]%      [       ]%
Period from May 1, 2003
to August 31, 2003 ..................                                                               [     ]
Year Ended April 30, 2003 ...........          6,011               2.54                2.54           (.09)             78
Year Ended April 30, 2002(c) ........          9,134               2.30                2.30           (.15)            116
Year Ended April 30, 2001 ...........          12,550               2.21                2.21           1.24             114
Year Ended April 30, 2000                     11,414               2.17(e)             2.17           1.21             155
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........            $                   %                  %               [     ]          %
AllianceBernstein Tax-Managed
Wealth Preservation Strategy
(formerly known as the
Alliance Conservative Investors Fund)
Class A
Period from September 2,
2003 to February 29, 2004 ...........      $  [       ]          [       ]%         [       ]%       [     ]%      [       ]%
Period from May 1, 2003
to August 31, 2003 ..................
Year Ended April 30, 2003 ...........         36,133               1.40                1.69           2.36(b)           94
Year Ended April 30, 2002(c) ........         31,857               1.40                1.70           2.46(b)           72
Year Ended April 30, 2001 ...........         24,191               1.40                1.67           3.72(b)           65
Year Ended April 30, 2000 ...........         21,648               1.41(e)             1.67           3.75(b)           54
Class B
Period from September 2,
2003 to February 29, 2004 ...........      $  [       ]          [       ]%         [       ]%       [     ]%      [       ]%
Period from May 1, 2003
to August 31, 2003 ..................                                                                [     ]
Year Ended April 30, 2003 ...........         47,156               2.10                2.42           1.65(b)           94
Year Ended April 30, 2002(c) ........         41,984               2.10                2.38           1.74(b)           72
Year Ended April 30, 2001 ...........         40,155               2.10                2.40           3.02(b)           65
Year Ended April 30, 2000 ...........         34,952               2.11(e)             2.40           3.05(b)           54
Class C
Period from September 2,
2003 to February 29, 2004 ...........      $  [       ]          [       ]%         [       ]%       [     ]%      [       ]%
Period from May 1, 2003
to August 31, 2003 ..................
Year Ended April 30, 2003 ...........           8,398              2.10                2.41           1.64(b)          94
Year Ended April 30, 2002(c) ........          7,466               2.10                2.39           1.74(b)           72
Year Ended April 30, 2001 ...........          8,021               2.10                2.39           3.00(b)           65
Year Ended April 30, 2000 ...........          6,464               2.11(e)             2.39           3.05(b)           54
Advisor Class
Period from September 2,
2003 to February 29, 2004 ...........            $                   %                  %               [     ]          %




                           Pages  48, 49, 50, 51

-------------------------------------------------------------------------------
*     The Strategy commenced operations on this date.

(a)   Based on average shares outstanding.

(b)   Net of fees waived and expenses reimbursed by Adviser.

(c) As required, effective May 1, 2001, the AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial reporting purposes only. The effect of this change for the year ended April 30, 2002, for the AllianceBernstein Tax-Managed Balanced Wealth Strategy was to decrease net investment income per share by $.02 for Class A and Class C and $.01 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.01 for Class B, and decrease the ratio of net investment income to average net assets from .70% to .59% for Class A, from (.07)% to (.18)% for Class B and from (.04)% to (.15)% for Class C. The effect of this change for the year ended April 30, 2002, for the AllianceBernstein Tax-Managed Wealth Preservation Strategy was to decrease net investment income per share by $.02 for Class A and Class C and $.03 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.03 for Class B, and decrease the ratio of net investment income to average net assets from 2.67% to 2.46% for Class A and from 1.95% to 1.74% for Class B and Class C. Per share, ratios and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change in presentation.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized. On September 2, 2003, each Strategy's investment policies were modified. As a result, each Strategy's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the period shown below the net expense ratios were as follows:



                                          AllianceBernstein                                 AllianceBernstein
                                 Tax-Managed Balanced Wealth Strategy           Tax-Managed Wealth Preservation Strategy
                                 ------------------------------------           ----------------------------------------
                                      Year Ended April 30, 2000                          Year Ended April 30, 2000
                                   -------------------------------                    -------------------------------
   Class A.................                     1.45%                                               1.40%
   Class B.................                     2.17%                                               2.10%
   Class C.................                     2.16%                                               2.10%

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                                       53

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                                       54

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                                       55

For more information about the Strategies, the following documents are available upon request:


o Annual/Semi-Annual Reports to Shareholders


The Strategies' annual and semi-annual reports to shareholders contain additional information on the Strategies' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Strategy's performance during its last fiscal year.


o Statement of Additional Information (SAI)


The Strategies have an SAI, which contains more detailed information about the Strategies, including their operations and investment policies. The Strategies' SAI and the auditor's report and financial statements in the Strategies' most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Strategies, by contacting your broker or other financial intermediary, or by contacting Alliance:



By Mail:           Alliance Global Investor Services
                   P.O. Box 786003
                   San Antonio, TX 78278-6003


By Phone:          For Information: (800) 221-5672
                   For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.


o Reports and other information about the Strategy are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.

On the Internet: www.sec.gov

You also may find more information about Alliance and the Strategies on the Internet at: www.Alliancecapital.com.


--------------------------------------------------------------------------------

Privacy Notice (This information is not part of the Prospectus)

Alliance, the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.



--------------------------------------------------------------------------------



Investment Company Act file number:

AllianceBernstein Portfolios: 811-05088 (formerly named Alliance Portfolios)

o Wealth Appreciation Strategy

o Balanced Wealth Strategy

o Wealth Preservation Strategy

o Tax-Managed Wealth Appreciation Strategy

o Tax-Managed Balanced Wealth Strategy

o Tax-Managed Wealth Preservation Strategy


WEALSTRATPRO0904

[ALLIANCEBERNSTEIN LOGO]

                        THE ALLIANCEBERNSTEIN PORTFOLIOS:

                 ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY
                   ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY
                 ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY
           ALLIANCEBERNSTEIN TAX-MANAGED WEALTH APPRECIATION STRATEGY
             ALLIANCEBERNSTEIN TAX-MANAGED BALANCED WEALTH STRATEGY
           ALLIANCEBERNSTEIN TAX-MANAGED WEALTH PRESERVATION STRATEGY
                        (collectively, the "Strategies")
-------------------------------------------------------------------------------

                     Alliance Global Investor Services, Inc.
                 P.O. Box 786003, San Antonio, Texas 78278-6003
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618
-------------------------------------------------------------------------------

     STATEMENT OF ADDITIONAL INFORMATION September 1, 2004
-------------------------------------------------------------------------------
This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Strategies' current prospectus (the "Prospectus") dated September 1, 2004 and with the current prospectus of the AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy offering Class R shares dated November 26, 2003 (the "Class R Prospectus," and together with the Prospectus, the "Prospectuses"), as revised or supplemented from time to time. Financial statements for the AllianceBernstein Tax-Managed Balanced Wealth Strategy (formerly the Alliance Growth Investors Fund) and AllianceBernstein Tax-Managed Wealth Preservation Strategy (formerly the Alliance Conservative Investors Fund) (together, the "Existing Strategies") for the period from May 1, 2003 to August 31, 2003 are included in the respective annual report to shareholders and are incorporated into this SAI by reference. Unaudited financial statements for the AllianceBernstein Wealth Appreciation Strategy, the AllianceBernstein Balanced Wealth Strategy, the AllianceBernstein Wealth Preservation Strategy and the AllianceBernstein Tax-Managed Wealth Appreciation Strategy (collectively, the "New Strategies") and the Existing Strategies for the period from September 2, 2003 to February 29, 2004 are included in the respective semi-annnual reports to shareholders and are incorporated into the SAI by reference. Copies of the Prospectuses, semi-annual reports and annual reports may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or the "For Literature" telephone number shown above.

                                TABLE OF CONTENTS

INVESTMENT POLICIES AND PRACTICES                             [ ]

INVESTMENT RESTRICTIONS                                       [ ]

MANAGEMENT OF THE STRATEGIES                                  [ ]

STRATEGY TRANSACTIONS                                         [ ]

EXPENSES OF THE STRATEGIES                                    [ ]

PURCHASE OF SHARES                                            [ ]

REDEMPTION AND REPURCHASE OF SHARES                           [ ]

SHAREHOLDER SERVICES                                          [ ]

NET ASSET VALUE                                               [ ]

DIVIDENDS, DISTRIBUTIONS AND TAXES                            [ ]

GENERAL INFORMATION                                           [ ]

FINANCIAL STATEMENTS                                          [ ]

APPENDIX A - Corporate Bond Ratings                           A-1

APPENDIX B - Policies and Procedures for Voting Proxies       B-1

------------------

SM: This is a service mark used under license from the owner.

-------------------------------------------------------------------------------
                        INVESTMENT POLICIES AND PRACTICES
-------------------------------------------------------------------------------

         The following investment policies and restrictions supplement and should be read in conjunction with the information set forth in the Prospectuses of AllianceBernstein Tax-Managed Balanced Wealth Strategy (formerly Alliance Growth Investors Fund), AllianceBernstein Tax-Managed Wealth Preservation Strategy (formerly Alliance Conservative Investors Fund), AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Appreciation Strategy, each a series of The AllianceBernstein Portfolios (the "Trust"). Class R shares are available only for AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Appreciation Strategy.

Stripped Mortgage-Related Securities

         Each Strategy may invest in stripped mortgage-related securities ("SMRS"). SMRS are derivative multi-class mortgage-related securities. SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of GNMA, FNMA or FHLMC certificates, whole loans or private pass-through mortgage-related securities ("Mortgage Assets"). A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. The rate of principal prepayment will change as the general level of interest rates fluctuates. If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Strategy may fail to fully recoup its initial investment in these securities. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

         Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed for these securities and, accordingly, they may be illiquid.

Foreign Currency Exchange Transactions

         Each Strategy may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. Alliance Capital Management L.P. (the "Adviser") expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

         The Strategies may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Strategy contracted to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Strategies may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

         If conditions warrant, the Strategies may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts as hedges against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, the Strategies may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

         Each Strategy may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Strategy intends to buy are denominated, when the Strategy holds cash or short-term investments). For position hedging purposes, each Strategy may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Strategies may also purchase or sell foreign currency on a spot basis.

         A Strategy's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Strategy.

Repurchase Agreements

         The repurchase agreements referred to in the Strategies' Prospectus are agreements by which a Strategy purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The purchased security serves as collateral for the obligation of the seller to repurchase the security and the value of the purchased security is initially greater than or equal to the amount of the repurchase obligation and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation. Such transactions afford the Strategies the opportunity to earn a return on temporarily available cash. While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the

Strategies would attempt to exercise their rights with respect to the underlying security, including possible disposition in the market. However, the Strategies may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security, (b) possible reductions in levels of income and (c) lack of access to and possible inability to enforce rights.

Non-Publicly Traded Securities

         The Strategies may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under federal securities laws, and market quotations may not be readily available. As a result, a Strategy may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable federal and state securities laws, or may have to sell such securities at less than fair market value. Investment in these securities is subject to the restriction against investing more than 15% of total assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines established by the Trustees. Pursuant to these guidelines, the Adviser will monitor the liquidity of a Strategy's investment in Rule 144A Securities.

Descriptions of Certain Money Market Securities in Which the Strategies May
Invest

         CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

         Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

         VARIABLE NOTES. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Strategy at varying rates of interest pursuant to direct arrangements between a Strategy, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. The Strategies have the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, the Strategies' right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Strategies consider earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Strategy may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody's or AA or better by S&P, Fitch, or Duff & Phelps.

Asset-Backed Securities

         The Strategies may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS").

         The staff of the Securities and Exchange Commission (the "SEC") is of the view that certain asset-backed securities may constitute investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Strategies intend to conduct their operations in a manner consistent with this view; therefore, the Strategies generally may not invest more than 10% of their total assets in such securities without obtaining appropriate regulatory relief.

Investment in Other Investment Companies

          Each of the Strategies currently invests directly in portfolio securities, but may also, with the approval of the Strategies' Trustees and upon obtaining such exemptive relief from the SEC as may be necessary, invest in shares of one or more other investment companies advised by Alliance that, in turn, invest directly in portfolio securities. If the Strategies' Trustees approve investments by the Strategies in other investment companies advised by Alliance, no shareholder approval would be required. Investing in shares of other investment companies advised by Alliance involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses similar to those borne directly by the Strategies, including advisory fees and other operating expenses. The Strategies would invest in other investment companies advised by Alliance only if Alliance were to determine that such additional expenses would likely be outweighed by the benefits of such investments relative to direct investments in portfolio securities, such as increased diversification and reduced transaction costs.

Lending of Securities

         The Strategies may seek to increase income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Strategy would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, a Strategy would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. A Strategy would not, however, have the right to vote any securities having voting rights during the existence of the loan but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. At the time any such loan is made, the value of the securities loaned will not exceed 25% of an Existing Strategy's total assets, and will not exceed 33 1/3% of a New Strategy's total assets.

Forward Commitments and When-Issued and Delayed Delivery Securities

         Each Strategy may enter into forward commitments for the purchase of securities and may purchase securities on a "when-issued" or "delayed delivery" basis. Agreements for such purchases might be entered into, for example, when a Strategy anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Strategy purchases securities in this manner (i.e., on a forward commitment, "when-issued" or "delayed delivery" basis), it does not pay for the securities until they are received, and the Strategy is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Strategy's forward commitments and "when-issued" or "delayed delivery" commitments. At the time a Strategy intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

         A Strategy will enter into forward commitments and make commitments to purchase securities on a "when-issued" or "delayed delivery" basis only with the intention of actually acquiring the securities. However, a Strategy may sell these securities before the settlement date if, in the opinion of the Adviser, it is deemed advisable as a matter of investment strategy.

         Although neither of the Strategies intends to make such purchases for speculative purposes and each Strategy intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Strategy subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Strategy may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Strategy determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Strategy may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, a Strategy will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than a Strategy's payment obligation).

Options

         OPTIONS ON SECURITIES. Each Strategy may write and purchase call and put options on securities. Each Strategy intends to write only covered options. This means that so long as a Strategy is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian). In the case of call options on U.S. Treasury Bills, a Strategy might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. A Strategy will be considered "covered" with respect to a put option it writes, if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         Effecting a closing transaction in the case of a written call option will permit a Strategy to write another call option on the underlying security with a different exercise price or expiration date or both, or in the case of a written put option will permit a Strategy to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit a Strategy to generate additional premium income, which may partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by a Strategy, provided that another option on such securities is not written. If a Strategy desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

         A Strategy will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Strategy is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Strategy is more than the premium paid for the original purchase. Conversely, a Strategy will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position.

         A Strategy may purchase a security and then write a call option against that security or may purchase a security and concurrently write an option on it. The exercise price of the call a Strategy determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. In-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Out-of-the-money call options may be written when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Strategy's maximum gain will be the premium received by it for writing the option, adjusted by the difference between the Strategy's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Strategy's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Strategy may elect to close the position or retain the option until it is exercised, at which time the Strategy will be required to take delivery of the security at the exercise price; the Strategy's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money put options may be written when it is expected that the price of the underlying security will decline moderately during the option period. In-the-money put options may be used when it is expected that the premiums received from writing the put option, plus the appreciation in the market price of the underlying security up to the exercise price, will be greater than the appreciation in the price of the underlying security alone.

         Each of the Strategies may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, a Strategy undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Strategy will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         By writing a call option, a Strategy limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Strategy assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

         Each of the Strategies may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Strategy to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, a Strategy will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

         A Strategy may purchase call options to hedge against an increase in the price of securities that the Strategy anticipates purchasing in the future. If such increase occurs, the call option will permit the Strategy to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Strategy upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Strategy and the Strategy will suffer a loss on the transaction to the extent of the premium paid.

         Each Strategy may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. Each Strategy will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

         OPTIONS ON SECURITIES INDEXES. Each Strategy may write (sell) covered call and put options and purchase call and put options on securities indexes. A call option on a securities index is considered covered if, so long as a Strategy is obligated as the writer of the call option, the Strategy holds securities the price changes of which are expected by the Adviser to replicate substantially the movement of the index or indexes upon which the options written by the Strategy are based. A put option on a securities index written by a Strategy will be considered covered if, so long as it is obligated as the writer of the put option, the Strategy maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         A Strategy may also purchase put options on securities indexes to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, a Strategy will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Strategy's investments does not decline as anticipated, or if the value of the option does not increase, the Strategy's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Strategy's security holdings.

         The purchase of call options on securities indexes may be used by a Strategy to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Strategy holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Strategy will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when a Strategy is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Strategy owns.

Futures Contracts and Options on Futures Contracts

         FUTURES CONTRACTS. Each Strategy may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts.") Such investment strategies will be used as a hedge and not for speculation.

         Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Strategy's current or intended investments from broad fluctuations in stock or bond prices. For example, a Strategy may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Strategy's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Strategy is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Strategy intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

         Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Strategy's current or intended investments in fixed income securities. For example, if a Strategy owned long-term bonds and interest rates were expected to increase, that Strategy might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Strategy's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Strategy to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Strategy's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Strategy from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Strategy could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Strategy's cash reserves could then be used to buy long-term bonds on the cash market.

         Each Strategy may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Strategy may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Strategy's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Strategies could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Strategy purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Strategy will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Strategies may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Strategy may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

         OPTIONS ON FUTURES CONTRACTS. The writing of a call option on a Futures Contract constitutes a partial hedge against declining prices of the securities in the Strategy's portfolio. If the futures price at expiration of the option is below the exercise price, a Strategy will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Strategy's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the put option is higher than the exercise price, a Strategy will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Strategy intends to purchase. If a put or call option a Strategy has written is exercised, the Strategy will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Strategy's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Strategies may purchase options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Strategy could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Strategy will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Strategy will increase prior to acquisition due to a market advance or changes in interest or exchange rates, a Strategy could purchase call options on Futures Contracts, rather than purchasing the underlying Futures Contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Strategy will suffer a loss equal to the price of the call, but the securities which the Strategy intends to purchase may be less expensive.

Forward Foreign Currency Exchange Contracts

         Each Strategy may enter into forward foreign currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Strategy from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Strategies intend to enter into Forward Contracts for hedging purposes similar to those described above in connection with its transactions in foreign currency futures contracts. In particular, a Forward Contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where a Strategy seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Strategy may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Strategy intends to acquire. A Strategy also may enter into a Forward Contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. The Strategies may engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Strategy may achieve the same protection for a foreign security at a reduced cost through the use of a Forward Contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

         If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, a Strategy may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

         Each Strategy has established procedures consistent with SEC policies concerning purchases of foreign currency through Forward Contracts. Accordingly, a Strategy will segregate and mark to market liquid assets in an amount at least equal to the Strategy's obligations under any Forward Contracts.

Options on Foreign Currencies

         Each Strategy may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Strategies may purchase put options on the foreign currency. If the value of the currency does decline, the Strategy will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Strategies may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Strategy from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Strategy could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         Each Strategy may write options on foreign currencies for the same types of hedging purposes or to increase return. For example, where a Strategy anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Strategy could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Strategy to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Strategy will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Strategy also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Risk Factors in Options, Futures and Forward Transactions

         RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A STRATEGY'S PORTFOLIO. The Strategies' abilities to hedge all or a portion of their portfolios effectively through transactions in options, Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation, to the extent it exists, probably will not be exact.

         It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

         The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

         The trading of options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option.

         Further, with respect to options on securities, options on foreign currencies, options on stock indexes and options on Futures Contracts, the Strategies are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Strategy in connection with such transactions.

         If a Strategy purchases futures or options in order to hedge against a possible increase in the price of securities before the Strategy is able to invest its cash in such securities, the Strategy faces the risk that the market may instead decline. If the Strategy does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Strategy may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

         In writing a call option on a security, foreign currency, index or Futures Contract, a Strategy also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, when a Strategy writes a call option on a stock index, the securities used as "cover" may not match the composition of the index, and the Strategy may not be fully covered. As a result, the Strategy could suffer a loss on the call which is not entirely offset, or not offset at all, by an increase in the value of the Strategy's portfolio securities.

         The writing of options on securities, options on stock indexes or options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Strategy's portfolio. When a

Strategy writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash. In the event that the price of such an obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Strategy will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Strategy's portfolio holdings, or against the increase in the cost of the instruments to be acquired.

         When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Strategy will incur a loss which may only be partially offset by the amount of the premium the Strategy receives. Moreover, by writing an option, a Strategy may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

         In the event of the occurrence of any of the foregoing adverse market events, a Strategy's overall return may be lower than if it had not engaged in the transactions described above.

         With respect to the writing of straddles on securities, a Strategy incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, while creating an opportunity for increased return by providing a Strategy with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Strategy may have an option exercised against it regardless of whether the price of the security increases or decreases.

         If any of the foregoing adverse market events occurs, a Strategy's overall return may be lower than if it had not engaged in the transactions described above.

         POTENTIAL LACK OF A LIQUID SECONDARY MARKET. Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing transaction. This requires a liquid secondary market for such instruments on the exchange, if any, on which the initial transaction was entered into. There can be no assurance that a liquid secondary market will exist for any particular contracts at any specific time. In the absence of a liquid secondary market, it may not be possible to close out a position held by a Strategy, and the Strategy could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Strategy has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of the Adviser, it is otherwise disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Strategies' ability to hedge their portfolios effectively, and could result in trading losses.

         The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices of some Futures Contracts have in the past moved to the daily limit on a number of consecutive trading days.

         The trading of Futures Contracts and options (including options on Futures Contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house and other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         The staff of the SEC has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract permitting the prompt liquidation of the option position. The Strategies will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("primary dealers"). Under these special arrangements, the Trust will enter into contracts with primary dealers which provide that each Strategy has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Strategy for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Under such circumstances, the Strategy only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Strategy's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Strategy might pay more to repurchase the option contract than the Strategy would pay to close out a similar exchange-traded option.

         MARGIN. Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Strategies purchase or sell Futures Contracts and options on Futures Contracts and purchase and write options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Strategy or decreases in the prices of securities the Strategy intends to acquire. When a Strategy writes options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Strategy to greater risk.

         TRADING AND POSITION LIMITS. The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission (the "CFTC") and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and may impose other sanctions or restrictions.

         RISKS OF OPTIONS ON FUTURES CONTRACTS. The amount of risk a Strategy assumes when it purchases an option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

         RISKS OF FORWARD CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON, OPTIONS ON FOREIGN CURRENCIES AND OVER-THE-COUNTER OPTIONS ON SECURITIES. Each Strategy is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under such Act. Transactions in Forward Contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Strategy. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

         Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which a Strategy makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market but will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Strategies from responding to such events in a timely manner.

         Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

         Unlike transactions entered into by the Strategies in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities and securities indexes are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, that are subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment due to the margin and collateral requirements associated with such positions.

         In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of a Strategy's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Strategy. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Strategy could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Strategy's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

         Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and a Strategy will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. A Strategy will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found to be satisfactory by the Adviser.

         Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Strategies are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

         Under CFTC regulations in existence at the time of the adoption of the policy, neither of the Existing Strategies will enter into transactions in commodity futures contracts or commodity option contracts for other than "bona fide" hedging purposes, unless the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Strategy's total assets. Premiums paid to purchase over-the-counter options on foreign currencies, and margins paid in connection with the writing of such options, are required to be included in determining compliance with this requirement, which could, depending upon the existing positions in Futures Contracts and options on Futures Contracts already entered into by a Strategy, limit the Strategy's ability to purchase or write options on foreign currencies. Conversely, the existence of open positions in options on foreign currencies could limit the ability of a Strategy to enter into desired transactions in other options or futures contracts.

         To the extent required by applicable law, if a New Strategy enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange that are not for "bona fide" hedging purposes, the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the New Strategy's investments, after taking into account unrealized profits and unrealized losses on any contracts the New Strategy has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a New Strategy's assets that are at risk in futures contracts, options on futures contracts and currency options.

         While Forward Contracts are not presently subject to regulation by the CFTC, the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, the Strategies' ability to utilize Forward Contracts in the manner set forth above could be restricted.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Strategy to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, the margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, if the OCC determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, the OCC may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Restrictions on the Use of Futures and Option Contracts

         Under applicable regulations, when a Strategy enters into transactions in Futures Contracts and options on Futures Contracts, that Strategy is required to segregate liquid assets with its custodian which, together with any initial margin deposits, are equal to the aggregate market value of the Futures Contracts and options on Futures Contracts that it purchases. In addition, an Existing Strategy may not purchase or sell such instruments for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits on such futures and options positions and premiums paid for options purchased would exceed 5% of the market value of the Strategy's total assets. Each Strategy has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of such Strategy's total assets. Moreover, a Strategy will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

Economic Effects and Limitations

         Income earned by a Strategy from its hedging activities will be treated as capital gains and, if not offset by net realized capital losses incurred by a Strategy, will be distributed to shareholders in taxable distributions. Although a gain from such transactions may hedge against a decline in the value of a Strategy's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

         No Strategy will "over-hedge," that is, a Strategy will not maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures and options contracts.

         Each Strategy's ability to employ the options and futures strategies described above will depend in part on the availability of liquid markets in such instruments. Markets in financial futures and related options are still developing. It is impossible to predict the amount of trading interest that may hereafter exist in various types of options or futures. Therefore no assurance can be given that a Strategy will be able to use these instruments effectively for the purposes set forth above.

         The Strategies' ability to use options, futures and forward contracts may be limited by tax considerations. In particular, tax rules might accelerate or adversely affect the character of the income earned on such contracts. In addition, differences between each Strategy's book income (upon the basis of which distributions are generally made) and taxable income arising from its hedging activities may result in returns of capital distributions, and in some circumstances, distributions in excess of a Strategy's book income may be required to be made in order to meet tax requirements.

Future Developments

         The foregoing discussion relates to each Strategy's proposed use of Futures Contracts, Forward Contracts, options, and options on Futures Contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, each Strategy may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

-------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------

         Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the investment policies of each Strategy set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

          Each Strategy has adopted the following investment restrictions, which may not be changed without the approval of the holders of a majority of the Strategy's outstanding voting securities. The approval of a majority of a Strategy's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

Existing Strategies

Neither of the Tax-Managed Balanced Wealth Strategy or the Tax-Managed Wealth Preservation Strategy will:

         (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or pending settlement of securities transactions or for extraordinary or emergency purposes.

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

         (3) Purchase or retain real estate or interests in real estate, although each Strategy may purchase securities which are secured by real estate and securities of companies which invest in or deal in real estate.

         (4) Make loans to other persons except by the purchase of obligations in which such Strategy may invest consistent with its investment policies and by entering into repurchase agreements, or by lending its portfolio securities representing not more than 25% of its total assets.

         (5) Issue any senior security (as that term is defined in the 1940
Act), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purposes of this restriction, collateral arrangements with respect to options, Futures Contracts and Options on Futures Contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security. (There is no intention for either Strategy to issue senior securities except as set forth in paragraph 1 above.)

         Neither Existing Strategy may: (i) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of a Strategy's total assets may be invested without regard to this restriction; or
(ii) invest 25% or more of its total assets in the securities of any one industry.

         It is also a fundamental policy of each Existing Strategy that it may purchase and sell futures contracts and related options.

New Strategies

          Each of the Wealth Appreciation Strategy, the Tax-Managed Wealth Appreciation Strategy, the Balanced Wealth Strategy and the Wealth Preservation Strategy may not:

          (1) Make loans except through (a) the purchase of debt obligations in accordance with its investment objective and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

          (2) Borrow money or issue senior securities except to the extent permitted by the 1940 Act;

          (3) Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

          (4) Invest in companies for the purpose of exercising control;

          (5) (a) Purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein and securities that are secured by real estate, provided such securities are securities of the type in which a Strategy may invest; (b) purchase or sell commodities or commodity contracts, including futures contracts (except foreign currencies, futures on securities, currencies and securities indices and forward contracts or contracts for the future acquisition or delivery of securities and foreign currencies and other similar contracts and options on the foregoing); or
(c) act as an underwriter of securities, except that a Strategy may acquire restricted securities under circumstances in which, if such securities were sold, that Strategy might be deemed to be an underwriter for purposes of the Securities Act; or

         (6) (a) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities, repurchase agreements relating thereto, and securities of other investment companies), although up to 25% of a Strategy's total assets may be invested without regard to this restriction; or (b) invest more than 25% or more of its total assets in the securities of any one industry.

         Whenever any investment restriction states a maximum percentage of a Strategy's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of such Strategy's acquisition of such securities or other assets. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in value or net asset value will not be considered a violation of such percentage limitation.

-------------------------------------------------------------------------------
                          MANAGEMENT OF THE STRATEGIES
-------------------------------------------------------------------------------

The Adviser

         Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

         Alliance is a leading global investment management firm supervising client accounts with assets as of [ ], totaling approximately $[ ] billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

         Alliance is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner of both Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. AXA Financial is an indirect wholly-owned subsidiary of AXA, which is a holding company for an international group of insurance and related financial services companies. Alliance Holding Units are publicly traded on the New York Stock Exchange (the "Exchange"). Alliance Units do not trade publicly and are subject to significant restrictions on transfer.

         At [ ], Alliance Holding owned approximately [ ] million, or [ ]%, of the issued and outstanding Alliance Units. ACMC owns [ ] general partnership units in Alliance Holding and a [ ]% general partnership interest in Alliance. At [ ], AXA Financial was the beneficial owner of approximately [ ]% of the outstanding Alliance Holding Units and approximately [ ]% of the outstanding Alliance Units which, including the general partnership interests in Alliance and Alliance Holding, represent an economic interest of approximately [ ]% in Alliance. At [ ], SCB Partners Inc., a wholly-owned subsidiary of SCB Inc., was the beneficial owner of approximately [ ]% of the outstanding Alliance Units.

         Based on information provided by AXA, on [ ], approximately [ ]% of the issued ordinary shares (representing [ ]% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. At [ ], [ ]% of the shares (representing [ ]% of the voting power) of Finaxa were owned by three French mutual insurance companies (the "Mutuelles AXA") and [ ]% of the shares of Finaxa (representing [ ]% of the voting power) were owned by BNP Paribas, a French bank. At [ ], the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately [ ]% of the issued ordinary shares (representing [ ]% of the voting power) of AXA.

Investment Advisory Agreement and Expenses

         The Adviser serves as investment manager and adviser of each of the Strategies and continuously furnishes an investment program for each Strategy and manages, supervises and conducts the affairs of each Strategy, subject to the supervisions of the Trust's Board of Trustees. The Investment Advisory Agreement provides that the Adviser will furnish, or pay the expenses of the Trust for, office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.

         The Adviser is compensated for its services at the following annual rates applicable to the average daily net asset value of each Strategy:

Strategy                                                          Annual Percentage Rate
--------                                                          ----------------------

AllianceBernstein Wealth Appreciation Strategy                    0.95% on the first $5 billion
                                                                  0.90% on the next $2.5 billion
                                                                  0.85% on the next $2.5 billion
                                                                  0.80% thereafter

AllianceBernstein Balanced Wealth Strategy                        0.75% on the first $5 billion
                                                                  0.70% on the next $2.5 billion
                                                                  0.65% on the next $2.5 billion
                                                                  0.60% thereafter




Strategy                                                          Annual Percentage Rate
--------                                                          ----------------------

AllianceBernstein Wealth Preservation Strategy                    0.75% on the first $5 billion
                                                                  0.70% on the next $2.5 billion
                                                                  0.65% on the next $2.5 billion
                                                                  0.60% thereafter

AllianceBernstein Tax-Managed Wealth
Appreciation Strategy                                             0.95% on the first $5 billion
                                                                  0.90% on the  next $2.5 billion
                                                                  0.85% on the next $2.5 billion
                                                                  0.80% thereafter

AllianceBernstein Tax-Managed Balanced Wealth Strategy            0.75% on the first $5 billion
                                                                  0.70% on the next $2.5 billion
                                                                  0.65% on the next $2.5 billion
                                                                  0.60% thereafter

AllianceBernstein Tax-Managed Wealth Preservation
Strategy                                                          0.75% on the first $5 billion
                                                                  0.70% on the  next $2.5 billion
                                                                  0.65% on the next $2.5 billion
                                                                  0.60% thereafter


         The Adviser has contractually agreed to waive its fees and bear certain expenses in respect of each of AllianceBernstein Wealth Appreciation Strategy and AllianceBernstein Tax-Managed Wealth Appreciation Strategy so that total expenses do not exceed on an annual basis 1.80% for Class A shares, 2.50% for Class B and Class C shares, and 1.50% for Advisor Class shares, and in respect of each of AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy, and AllianceBernstein Tax-Managed Wealth Preservation Strategy so that total expenses do not exceed on an annual basis 1.55% for Class A shares, 2.25% for Class B and Class C shares, and 1.25% for Advisor Class shares. This contractual agreement automatically extends each year unless the Adviser gives written notice at least 60 days before the end of such Strategy's fiscal year. Effective as of January 1, 2004, the Adviser waived a portion of its advisory fee. This waiver may be terminated at any time, but it is expected to continue for at least five years. The advisory fee waiver would reduce advisory fees for AllianceBernstein Wealth Appreciation Strategy and AllianceBernstein Tax-Managed Wealth Appreciation Strategy to 0.65% of the first $2.5 billion, 0.55% of the excess over $2.5 billion up to $5 billion and 0.50% of the excess over $5 billion and for AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy, and AllianceBernstein Tax-Managed Wealth Preservation Strategy to 0.55% of the first $2.5 billion, 0.45% of the excess over $2.5 billion up to $5 billion and 0.40% of the excess over $5 billion as a percentage of each Strategy's average daily net assets.

         During the period September 2, 2003 through February 29, 2004, the Adviser earned $[ ] in management fees from the Alliance Bernstein Tax-Managed Wealth Preservation Strategy, $[ ] from the AllianceBernstein Tax-Managed Balanced Wealth Strategy, $[ ] from the AllianceBernstein Tax-Managed Wealth Appreciation Strategy, $[ ] from the AllianceBernstein Wealth Preservation Strategy, $[ ] from the AllianceBernstein Balanced Wealth Strategy and $[ ] from the AllianceBernstein Wealth Appreciation Strategy. During the period May 1, 2003 through August 31, 2003, the Adviser earned $[ ] in management fees from the Alliance Bernstein Tax-Managed Wealth Preservation Strategy and $[ ] from the AllianceBernstein Tax-Managed Balanced Wealth Strategy. During the period May 1, 2002 through April 30, 2003, the Adviser earned $621,442 in management fees from the Tax-Managed Wealth Preservation Strategy ($257,621 of which was waived) and $677,258 from the Tax-Managed Balanced Wealth Strategy. During the period May 1, 2001 through April 30, 2002, the Adviser earned $571,709 in management fees from the Tax-Managed Wealth Preservation Strategy ($219,976 of which was waived) and $914,579 from the Tax-Managed Balanced Wealth Strategy.

          The Investment Advisory Agreement provides that it will continue in effect only if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the relevant Strategy, and (ii) by vote of a majority of the Trustees who are not interested persons of the Trust or of the Adviser cast in person at a meeting called for the purpose of voting on such approval. Most recently, the continuance of the Investment Advisory Agreement for an additional annual period was approved by a vote, cast in person, of the Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, at their regular meeting held on [ ].

         Any amendment to the Investment Advisory Agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Strategy and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated without penalty by the Adviser, by vote of the Trustees, or by vote of a majority of the outstanding voting securities of the relevant Strategy upon sixty days' written notice, and it terminates automatically in the event of its assignment. The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder. The Adviser controls the word "Alliance" in the names of the Trust and each Strategy, and if Alliance should cease to be the investment manager of any Strategy, the Trust and such Strategy may be required to change their names to delete the word "Alliance" from their names.

         The Investment Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Certain other clients of the Adviser may have investment objectives and policies similar to those of the Strategies. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by one or more Strategies. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Strategies. When two or more of the Adviser's clients (including a Strategy) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Balanced Shares, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Capital Reserves, AllianceBernstein Disciplined Growth Fund, Inc., AllianceBernstein Dynamic Growth Fund, Inc., AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Global Research

Growth Fund, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Government Reserves, AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Health Care Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein Institutional Reserves, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Municipal Trust, AllianceBernstein New Europe Fund, Inc., AllianceBernstein Premier Growth Fund, Inc., AllianceBernstein Small Cap Growth Fund, Inc., AllianceBernstein Select Investor Series, Inc., AllianceBernstein Technology Fund, Inc., AllianceBernstein Variable Products Series -Fund, Inc., AllianceBernstein Worldwide Privatization Fund, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Trust, The AllianceBernstein Portfolios, Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; and ACM Income Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Trustee Information

         The business and affairs of the Strategies are managed under the direction of the Trustees. Certain information concerning the Trustees of the Trust is set forth below.

NAME, ADDRESS,                                                                   PORTFOLIOS IN FUND     OTHER TRUSTEESHIPS/
AGE OF TRUSTEE                            PRINCIPAL OCCUPATION(S)                COMPLEX OVERSEEN       DIRECTORSHIPS HELD BY
(YEARS OF SERVICE*)                       DURING PAST 5 YEARS                    BY TRUSTEE             TRUSTEE
-------------------                       -------------------                    ----------             -------
INTERESTED TRUSTEE
Marc O. Mayer,** [ ],                    Executive Vice President of ACMC              [ ]              None
1345 Avenue of the Americas,             since 2001; prior thereto, Chief
New York, NY 10105 (Elected on           Executive Officer of Sanford C.
November 18, 2003)                       Bernstein & Co., LLC ("SCB & Co.")
                                         and its predecessor since prior to
                                         1999.
DISINTERESTED TRUSTEES
Chairman of the Board
William H. Foulk, Jr., #+, [ ],          Investment Adviser and an independent         [ ]              None
Suite 100,                               consultant.  He was formerly Senior
2 Sound View Drive,                      Manager of Barrett Associates, Inc.,
Greenwich, CT 06830 ([ ])                a registered investment adviser, with
                                         which he had been associated since
                                         prior to 1999. He was formerly Deputy
                                         Comptroller of the State of New York
                                         and, prior thereto, Chief Investment
                                         Officer of the New York Bank for
                                         Savings.


NAME, ADDRESS,                                                                   PORTFOLIOS IN FUND     OTHER TRUSTEESHIPS/
AGE OF TRUSTEE                            PRINCIPAL OCCUPATION(S)                COMPLEX OVERSEEN       DIRECTORSHIPS HELD BY
(YEARS OF SERVICE*)                       DURING PAST 5 YEARS                    BY TRUSTEE             TRUSTEE
-------------------                       -------------------                    ----------             -------
Ruth Block, #+, [ ],                     Formerly Executive Vice President and         [ ]              None
500 Mizner Blvd.                         Chief Insurance Officer of The
Boca Raton, FL 33432 ([ ])               Equitable Life Assurance Society of
                                         the United States; Chairman and Chief
                                         Executive Officer of Evlico; a Director
                                         of Avon, BP (oil and gas), Ecolab
                                         Incorporated (specialty chemicals),
                                         Tandem Financial Group and Donaldson,
                                         Lufkin & Jenrette Securities
                                         Corporation; former Governor at Large,
                                         National Association of Securities
                                         Dealers, Inc.

David H. Dievler, #+, [ ],               Independent Consultant.  Until                [ ]              None
P.O. Box 167,                            December 1994 he was Senior Vice
Spring Lake, NJ 07762                    President of ACMC responsible for
([ ])                                    mutual fund administration.  Prior to
                                         joining ACMC in 1984, Chief Financial
                                         Officer of Eberstadt Asset Management
                                         since 1968. Prior to that he was a
                                         Senior Manager at Price Waterhouse &
                                         Co. Member of the American Institute of
                                         Certified Public Accountants since
                                         1953.

John H. Dobkin,#+, [ ],                  Consultant.  He was formerly                  [ ]              None
P.O. Box 12,                             President of Save Venice, Inc. from
Annandale, NY 12504 ([ ])                2001 - 2002 (preservation
                                         organization); a Senior Advisor from
                                         June 1999 - June 2000 and President of
                                         Historic Hudson Valley (December 1989 -
                                         May 1999) (historic preservation).
                                         Previously, Director of the National
                                         Academy of Design and during 1988-92,
                                         he was Director and Chairman of the
                                         Audit Committee of ACMC.

Brenton W. Harries, #+, [ ],             Executive Vice President of                   [ ]              None
253 Bell Tower Crossing, Poincianna,     McGraw-Hill, Inc., and President and
FL 34759 ([ ])                           Chief Executive Officer of Standard
                                         and Poor's Corporation. Formerly the
                                         President and Chief Executive Officer
                                         of Global Electronic Markets Company.

Clifford L. Michel, #+, [ ],             Senior Counsel of the law firm of             [ ]              Placer Dome, Inc.
15 St. Bernard's Road,                   Cahill Gordon & Reindel since
Gladstone, NJ 07934 ([ ])                February, 2001 and a partner of that
                                         firm for more than twenty-five years
                                         prior thereto.  President and Chief
                                         Executive Officer of Wenonah
                                         Development Company (investments) and
                                         a Director of Placer Dome, Inc.
                                         (mining).


NAME, ADDRESS,                                                                   PORTFOLIOS IN FUND     OTHER TRUSTEESHIPS/
AGE OF TRUSTEE                            PRINCIPAL OCCUPATION(S)                COMPLEX OVERSEEN       DIRECTORSHIPS HELD BY
(YEARS OF SERVICE*)                       DURING PAST 5 YEARS                    BY TRUSTEE             TRUSTEE
-------------------                       -------------------                    ----------             -------
Donald J. Robinson, #+,                  Senior Counsel to the law firm of             [ ]              None
[ ],                                     Orrick, Herrington & Sutcliffe LLP
98 Hell's Peak Road,                     since prior to 1999.  Formerly a
Weston, VT 05161                         senior partner and a member of the
([ ])                                    Executive Committee of that firm.  He
                                         was also a member and Chairman of the
                                         Municipal Securities Rulemaking Board
                                         and a Trustee of the Museum of the City
                                         of New York.


----------------
*    There is no stated term of office for the Trustees.
** Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.

          The Trustees of the Trust have two standing committees -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Strategies' financial reporting process. The Audit Committee met three times during the Strategies' most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies or newly created positions on the Board of Trustees. The Nominating Committee did not meet during the Strategies' most recently completed fiscal year.

         The Nominating Committee has a charter and, pursuant to the charter, the Nominating Committee will consider candidates for nomination as a trustee submitted by a shareholder or group of shareholders who have owned at least 5% of a Strategy's common stock for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Trust not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Trust did not hold an annual meeting of shareholders in the previous year, the Trust will make a public notice specifying the deadline for the submission. The Trust will make the public notice at least 30 days prior to the deadline for the submission, which is expected to be approximately 120 days prior to the anticipated date of the proxy statement for the annual meeting. The Trust may make the public notice in a shareholder report or other mailing to shareholders or by other means deemed by the Nominating Committee or the Board to be reasonably calculated to inform shareholders.

         Shareholders submitting a candidate for consideration by the Nominating Committee must provide the following information to the Nominating Committee:
(i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of a Strategy owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Trustees pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Trust; (v) the class or series and number of all shares of a Strategy of the Trust owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Trust's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause
(vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

         The Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

         The Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Nominating Committee will not consider self-nominated candidates. The Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Trust, the candidate's ability to qualify as a disinterested Trustee and such other criteria as the Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

         In approving the most recent annual continuance of, or the initial, Investment Advisory Agreement of each Strategy, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided or to be provided by the Adviser and the reasonableness of the fees charged or to be charged for those services. These matters were considered by the disinterested trustees meeting separately from the other Trustees with experienced counsel that is independent of the Adviser.

         The Trustees' evaluation of the quality of the Adviser's services provided or to be provided took into account their overall knowledge of and experience with the Adviser, including that gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year relating to the Existing Strategies. Both short-term and long-term investment performance of each Existing Strategy, as well as senior management's attention to any portfolio management issues, were considered. Each Existing Strategy's current and longer-term performance were compared to its performance benchmark and to that of competitor funds and other funds with similar investment objectives. The Trustees also considered the expense limitation agreements for each Strategy, which set expense caps on overall Strategy expenses and provide for waiver of fees or reimbursement of expenses by the Adviser as needed to meet such caps, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services provided or to be provided, including the Adviser's role in coordinating the activities of the Trust's other service providers, were considered in light of the Trustees' overall knowledge of and experience with the Adviser, including on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Trust's independent auditors in periodic meetings with the Trust's Audit Committee, relating to the Existing Strategies.

         In reviewing the fees payable under the Investment Advisory Agreement, the Trustees compared the fees of each Strategy and overall expense levels of each Existing Strategy to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Trustees also considered the fees of each Strategy as a percentage of assets at different asset levels as well as possible economies of scale to the Adviser. The Trustees considered information provided by the Adviser concerning the Adviser's profitability with respect to each Existing Strategy, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Trustees took into account not only the fees paid or to be paid by each Strategy, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to each Strategy, and the benefits of research made available to the Adviser by reason of brokerage commissions generated by each Strategy's securities transactions. In evaluating each Strategy's advisory fees, the Trustees also took into account the demands and complexity of the investment management of each Strategy.

         The Trustees also considered the business reputation of the Adviser and its financial resources. The Trustees evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to each Strategy with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Trustees also considered information concerning the policies and procedures of the Adviser with respect to the execution of portfolio transactions.

         No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of, or the initial Investment Advisory Agreement. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of each Strategy to continue or approve the Investment Advisory Agreement with respect to each Strategy without modification of its terms, including the fees charged for services thereunder.

          The dollar range of the Strategies' securities owned by each Trustee and the aggregate dollar range of securities owned in the AllianceBernstein Fund Complex are set forth below.

                                            DOLLAR RANGE OF EQUITY SECURITIES    AGGREGATE DOLLAR RANGE OF EQUITY
                                            IN THE STRATEGIES AS OF DECEMBER     SECURITIES IN THE ALLIANCEBERNSTEIN
NAME OF TRUSTEE                             31, 2003                             FUND COMPLEX AS OF DECEMBER 31, 2003
---------------                             --------                             ------------------------------------

Marc O. Mayer                                         $[ ]                       [ ]
Ruth Block                                            $[ ]                       [ ]
David H. Dievler                                      $[ ]                       [ ]
John H. Dobkin                                        $[ ]                       [ ]
William H. Foulk, Jr.                                 $[ ]                       [ ]
Brenton W. Harries                                    $[ ]                       [ ]
Clifford L. Michel                                    $[ ]                       [ ]
Donald J. Robinson                                    $[ ]                       [ ]


         The Trust undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Trust in accordance with Section 16 of the 1940 Act.

Officer Information

         Certain information concerning the Strategies' officers is set forth below.


NAME AND ADDRESS,*                         POSITION(S)                    PRINCIPAL OCCUPATION
AND AGE                                    HELD WITH TRUST                DURING PAST 5 YEARS

Marc O. Mayer, [ ]                         President                      See biography above.

Kathleen A. Corbet, [ ]                    Senior Vice President          Executive Vice President at ACMC**, with
                                                                          which she has been since prior to 1999.

Andrew Aran, [ ]                           Vice President                 Senior Vice President of ACMC, with which he
                                                                          has been associated since prior to 1999.

Thomas J. Bardong, [ ]                     Vice President                 Senior Vice President of ACMC, with which he has
                                                                          been associated since prior to 1999.

Stephen  Beinhacker, [ ]                   Vice President                 Senior President of ACMC, with which he has
                                                                          been associated since prior to 1999.

Michael P. Curcio, [ ]                     Vice President                 Senior Vice President of ACMC, with which he has
                                                                          been associated since prior to 1999.

Robert B. Davidson III, [ ]                Vice President                 Senior Vice President of ACMC, with which he has
                                                                          been associated since prior to 1999.

Geoffrey Hauck, [ ]                        Vice President                 Senior President of ACMC, with which he has been
                                                                          associated since prior to 1999.

David A. Kruth, [ ]                        Vice President                 Vice President of ACMC, with which he has been
                                                                          associated since prior to 1999.

Seth J. Masters, [ ]                       Vice President                 Senior Vice President and Chief Investment
                                                                          Officer - Style Blend Services at ACMC, with
                                                                          which he has been associated since October 2000.
                                                                          Prior thereto, he was Chief Investment Officer
                                                                          for Emerging Markets Value at Sanford C.
                                                                          Bernstein & Co., Inc. ("Bernstein") since prior
                                                                          to 1999.


NAME AND ADDRESS,*                         POSITION(S)                    PRINCIPAL OCCUPATION
AND AGE                                    HELD WITH TRUST                DURING PAST 5 YEARS

Melanie A. May, [ ]                        Vice President                 Vice President of ACMC since 2000.  Prior
                                                                          thereto, she was an Assistant Vice President at
                                                                          Bernstein since prior to 1999.

Jimmy K. Pang, [ ]                         Vice President                 Vice President of ACMC, with which he has been
                                                                          associated since prior to 1999.

Stephen W. Pelensky, [ ]                   Vice President                 Senior Vice President of ACMC, with which he has
                                                                          been associated since prior to 1999.

Jeffrey S. Phlegar, [ ]                    Vice President                 Senior Vice President of ACMC, with which he has
                                                                          been associated since prior to 1999.

Daniel G. Pine, [ ]                        Vice President                 Senior Vice President of ACMC, with which he has
                                                                          been associated since prior to 1999.

Karen Sesin, [ ]                           Vice President                 Senior Vice President of ACMC with which she has
                                                                          been associated since 1999.  Prior thereto, she
                                                                          was a chief investment officer for Waycrosse,
                                                                          Inc., an investment company affiliated with
                                                                          Cargill, Inc. since prior to 1999.

Lawrence J. Shaw, [ ]                      Vice President                 Senior Vice President of ACMC, with which he has
                                                                          been associated since prior to 1999.

Michael A. Snyder, [ ]                     Vice President                 Senior Vice President of ACMC since May, 2001.
                                                                          Previously he was a Managing Director in the high
                                                                          yield asset management group at Donaldson, Lufkin
                                                                          & Jenrette Corporation from 1998 to 2001.

Christopher M. Toub, [ ]                   Vice President                 Executive Vice President of ACMC, with
                                                                          which he has been associated since prior to 1999.

Greg J. Wilensky, [ ]                      Vice President                 Vice President of ACMC and Director of Stable
                                                                          Value Investments, with which he has been
                                                                          associated since prior to 1999.

Mark R. Manley, [ ]                        Clerk                          Senior Vice President and Acting General Counsel
                                                                          of ACMC,** with which he has been associated
                                                                          since prior to 1999.

Andrew L. Gangolf, [ ]                     Assistant Clerk                Senior Vice President
                                                                          and Assistant General Counsel of
                                                                          AllianceBernstein Investment Research and
                                                                          Management, Inc. ("ABIRM")**, with which he has
                                                                          been associated since prior to 1999.

Mark D. Gersten, [ ]                       Treasurer and Chief            Senior Vice President of Alliance Global Investor
                                           Financial Officer              Services, Inc. ("AGIS")** and Vice President of
                                                                          ABIRM**, with which he has been associated since prior
                                                                          to 1999.

Vincent S. Noto, [ ]                       Controller                     Vice President of AGIS,** with which he has been
                                                                          associated since prior to 1999.


-------------------------
* The address for each of the Trust's officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM, Bernstein and AGIS are affiliates of the Trust.

         The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Trust. The aggregate compensation paid to each of the Trustees by the Strategies for the periods May 1, 2003 through August 31, 2003 and September 2, 2003 through February 29, 2004, the aggregate compensation paid to each of the Trustees during calendar year 2003 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") and the total number of registered investment companies (and separate portfolios within the companies) in the AllianceBernstein Fund Complex with respect to which each Trustee serves as a director or trustee, are set forth below. None of the Strategies nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Trustees is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                                                                            Total
                                                                                         Total              Number of
                                                                                         Number of          Investment
                                                                                         Investment         Portfolios
                                                                                         Companies          within the
                                                                                         in the Alliance-   Alliance-
                                                                     Total               Bernstein Fund     Bernstein Fund
                                                                     Compensation from   Complex,           Complex,
                                Aggregate          Aggregate         the Alliance-       Including the      Including the
                                Compensation       Compensation      Bernstein Fund      Strategies, as     Strategies, as
                                From the           From the          Complex, Including  to Which the       to Which the
                                Strategies for     Strategies for    the Trust           Trustee is a       Trustee is a
                                Period Ended       Period Ended      Year Ended          Director or        Director or
 Name of Trustee                February 29, 2004  August 31, 2003   December 31, 2003   Trustee            Trustee
 ---------------                          ----                ----                       -------            -------

 Marc O. Mayer                 $[ ]               $[ ]               $[ ]                 [ ]                [ ]
 Ruth Block                    $[ ]               $[ ]               $[ ]                 [ ]                [ ]
 David H. Dievler              $[ ]               $[ ]               $[ ]                 [ ]                [ ]
 John H. Dobkin                $[ ]               $[ ]               $[ ]                 [ ]                [ ]
 William H. Foulk, Jr.         $[ ]               $[ ]               $[ ]                 [ ]                [ ]
 Brenton W. Harries            $[ ]               $[ ]               $[ ]                 [ ]                [ ]
 Clifford L. Michel            $[ ]               $[ ]               $[ ]                 [ ]                [ ]
 Donald J. Robinson            $[ ]               $[ ]               $[ ]                 [ ]                [ ]


         As of [ ], the Trustees and officers of the Strategies as a group owned less than 1% of the shares of each Strategy.

-------------------------------------------------------------------------------
                              STRATEGY TRANSACTIONS
-------------------------------------------------------------------------------

         Under the general supervision of the Trustees, the Adviser makes each Strategy's investment decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as "best execution"). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. Neither the Strategies nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Strategies, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Strategies. While it is impossible to place an actual dollar value on such investment information, the Adviser believes that its receipt probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Strategies effect securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the fee charged by a broker may be greater than that which another broker may charge if it is determined in good faith that the amount of such fee is reasonable in relation to the value of brokerage and research services provided by the executing broker.

         The Strategies may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. They may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, the Strategies will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others.

          Aggregate securities transactions for the Existing Strategies during the period September 2, 2003 through February 29, 2004 were as follows: with respect to the AllianceBernstein Tax-Managed Wealth Preservation Strategy, $[ ] and, in connection therewith, brokerage commissions of $[ ] ([ ]%) were allocated to persons or firms supplying research information; and with respect to the AllianceBernstein Tax-Managed Balanced Wealth Strategy, $[ ] and, in connection therewith, brokerage commissions of $[ ] ([ ]%) were allocated to persons or firms supplying research information. Aggregate securities transactions for the Existing Strategies during the period May 1, 2003 through August 31, 2003 were as follows: with respect to the AllianceBernstein Tax-Managed Wealth Preservation Strategy, $[ ] and, in connection therewith, brokerage commissions of $[ ] ([ ]%) were allocated to persons or firms supplying research information; and with respect to the AllianceBernstein Tax-Managed Balanced Wealth Strategy, $[ ] and, in connection therewith, brokerage commissions of $[ ] ([ ]%) were allocated to persons or firms supplying research information. Aggregate securities transactions for the Existing Strategies during the fiscal year ended April 30, 2003 were as follows: with respect to the Alliance Bernstein Tax-Managed Wealth Preservation Strategy, $63,512,370 and, in connection therewith, brokerage commissions of $27,930 (72%) were allocated to persons or firms supplying research information; and with respect to the AllianceBernstein Tax-Managed Balanced Wealth Strategy, $121,099,724 and, in connection therewith, brokerage commissions of $52,213 (59%) were allocated to persons or firms supplying research information. Aggregate securities transactions for those Strategies during the fiscal year ended April 30, 2002 were as follows: with respect to the AllianceBernstein Tax-Managed Wealth Preservation Strategy, $69,856,927 and, in connection therewith, brokerage commissions of $52,230 (59%) were allocated to persons or firms supplying research information; and with respect to the AllianceBernstein Tax-Managed Balanced Wealth Strategy, $234,277,105 and, in connection therewith, brokerage commissions of $161,623 (56%) were allocated to persons or firms supplying research information.

          Aggregate securities transactions for the New Strategies during the period September 2, 2003 through February 29, 2004 were as follows: with respect to the AllianceBernstein Tax-Managed Wealth Appreciation Strategy, $[ ] and, in connection therewith, brokerage commissions of $[ ] ([ ]%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein

Wealth Preservation Strategy, $[ ] and, in connection therewith, brokerage commissions of $[ ] ([ ]%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Balanced Wealth Strategy, $[ ] and, in connection therewith, brokerage commissions of $[ ] ([ ]%) were allocated to persons or firms supplying research information; and with respect to the AllianceBernstein Wealth Appreciation Strategy, $[ ] and, in connection therewith, brokerage commissions of $[ ] ([ ]%) were allocated to persons or firms supplying research information. The New Strategies were not operational prior to September 2, 2003.

         For the period September 2, 2003 through February 29, 2004, the AllianceBernstein Tax-Balanced Wealth Preservation Strategy paid an aggregate of $[ ] in brokerage commissions; the AllianceBernstein Tax-Managed Balanced Wealth Strategy paid an aggregate of $[ ] in brokerage commissions; the AllianceBernstein Tax-Managed Wealth Appreciation Strategy paid an aggregate of $[ ] in brokerage commissions; the AllianceBernstein Wealth Preservation Strategy paid an aggregate of $[ ] in brokerage commissions; the AllianceBernstein Balanced Wealth Strategy paid an aggregate of $[ ] in brokerage commissions; and the AllianceBernstein Wealth Appreciation Strategy paid an aggregate of $[ ] in brokerage commissions. For the period May 1, 2003 through August 31, 2003, the AllianceBernstein Tax-Balanced Wealth Preservation Strategy paid an aggregate of $[ ] in brokerage commissions; and the AllianceBernstein Tax-Managed Balanced Wealth Strategy paid an aggregate of $[ ] in brokerage commissions. For the fiscal year ended April 30, 2003, the AllianceBernstein Tax-Managed Wealth Preservation Strategy paid an aggregate of $70,367 in brokerage commissions; and the AllianceBernstein Tax-Managed Balanced Wealth Strategy paid an aggregate of $175,432 in brokerage commissions. For the fiscal year ended April 30, 2002, the AllianceBernstein Tax-Managed Wealth Preservation Strategy paid an aggregate of $89,116 in brokerage commissions; and the AllianceBernstein Tax-Managed Balanced Wealth Strategy paid an aggregate of $290,373 in brokerage commissions. The New Strategies were not operational prior to September 2, 2003.

         The extent to which commissions that will be charged by broker-dealers selected by the Strategies may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Strategies place portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Strategies; on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Strategies. In connection with seeking best price and execution, the Strategies do not consider sales of shares of the Strategies or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to effect portfolio transactions.

         The Strategies may from time to time place orders for the purchase or sale of securities (including listed call options) with SCB & Co., an affiliate of the Adviser. In such instances, the placement of orders with such broker would be consistent with the Strategies' objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. is an affiliate of the Adviser. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

         The brokerage transactions engaged in by the Strategies with SCB & Co. and its affiliates during the periods September 2, 2003 through February 29, 2004 and May 1, 2003 through August 31, 2003, and during the fiscal years ended April 30, 2003 and April 30, 2002, are set forth below:

                                                                                                              % of Fund's
                                                                                          % of Fund's         Aggregate
                                                                     Amount of            Aggregate           Dollar
                                                                     Brokerage            Brokerage           Amount of
Period Ended                                                         Commissions          Commissions         Transactions
       -----                                                         -----------          -----------         ------------
                     AllianceBernstein Tax-Managed Wealth            $[ ]                 [ ]%                [ ]%
February 29, 2004       Preservation Strategy
                     AllianceBernstein Tax-Managed Balanced Wealth   $[ ]                 [ ]%                [ ]%
February 29, 2004       Strategy
                     AllianceBernstein Tax-Managed Wealth            $[ ]                 [ ]%                [ ]%
February 29, 2004       Appreciation Strategy
February 29, 2004    AllianceBernstein Wealth Preservation Strategy  $[ ]                 [ ]%                [ ]%
February 29, 2004    AllianceBernstein Balanced Wealth Strategy      $[ ]                 [ ]%                [ ]%
February 29, 2004    AllianceBernstein Wealth Appreciation Strategy  $[ ]                 [ ]%                [ ]%
                     AllianceBernstein Tax-Managed Wealth            $[ ]                 [ ]%                [ ]%
August 31, 2003         Preservation Strategy
                     AllianceBernstein Tax-Managed Balanced Wealth   $[ ]                 [ ]%                [ ]%
August 31, 2003         Strategy
                     AllianceBernstein Tax-Managed Wealth            $[ ]                 [ ]%                [ ]%
April 30, 2003          Preservation Strategy
                     AllianceBernstein Tax-Managed Balanced Wealth   $[ ]                 [ ]%                [ ]%
April 30, 2003          Strategy
                     AllianceBernstein Tax-Managed Wealth            $[ ]                 [ ]%                [ ]%
April 30, 2002          Preservation Strategy
                     AllianceBernstein Tax-Managed Balanced Wealth   $[ ]                 [ ]%                [ ]%
April 30, 2002          Strategy


         The annual portfolio turnover rates of the Strategies for the period September 2, 2003 through February 29, 2004 were [ ]% for the AllianceBernstein Tax-Managed Wealth Preservation Strategy; [ ]% for the AllianceBernstein Tax-Managed Balanced Wealth Strategy; [ ]% for the AllianceBernstein Tax-Managed Wealth Appreciation Strategy; [ ]% for the AllianceBernstein Wealth Preservation Strategy; [ ]% for the AllianceBernstein Balanced Wealth Strategy; and [ ]% for the AllianceBernstein Wealth Appreciation Strategy. The annual portfolio turnover rates of the Existing Strategies for the period May 1, 2003 through August 31, 2003 and the fiscal years ended April 30, 2003 and April 30, 2002, were [ ]%, 94% and 72% for the AllianceBernstein Tax-Managed Wealth Preservation Strategy and [ ]%, 78% and 116% for the AllianceBernstein Tax-Managed Balanced Wealth Strategy, respectively. The New Strategies were not operational prior to September 2, 2003.

-------------------------------------------------------------------------------
                           EXPENSES OF THE STRATEGIES
-------------------------------------------------------------------------------

         In addition to the payments to the Adviser under the Investment Advisory Agreement described above, the Trust pays certain other costs including
(a) brokerage and commission expenses, (b) federal, state and local taxes, including issue and transfer taxes incurred by or levied on a Strategy, (c) interest charges on borrowing, (d) fees and expenses of registering the shares of the Strategies under the appropriate federal securities laws and of qualifying shares of the Strategies under applicable state securities laws including expenses attendant upon renewing and increasing such registrations and qualifications, (e) expenses of printing and distributing the Strategies' prospectuses and other reports to shareholders, (f) costs of proxy solicitations, (g) transfer agency fees described below, (h) charges and expenses of the Trust's custodian, (i) compensation of the Trust's officers, Trustees and employees who do not devote any part of their time to the affairs of the Adviser or its affiliates, (j) costs of stationery and supplies, and (k) such promotional expenses as may be contemplated by the Distribution Services Agreement described below.

Distribution Arrangements

         Rule 12b-1 under the 1940 Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Trust has adopted a plan for each class of shares of the Strategies pursuant to Rule 12b-1 (each a "Plan" and collectively the "Plans"). Pursuant to the Plans, each class of each Strategy pays AllianceBernstein Investment Research and Management, Inc. ("ABIRM" or the "Principal Underwriter") a Rule 12b-1 distribution services fee which may not exceed an annual rate of 0.50% of a Strategy's aggregate average daily net assets attributable to the Class A shares and Class R shares, 1.00% of a Strategy's aggregate average daily net assets attributable to the Class B shares and 1.00% of a Strategy's aggregate average daily net assets attributable to the Class C shares to compensate the Principal Underwriter for distribution expenses. The Trustees currently limit payments under the Class A Plan to 0.30% of a Strategy's aggregate average daily net assets attributable to the Class A shares. The Plans provide that a portion of the distribution services fee in an amount not to exceed 0.25% of the aggregate average daily net assets of a Strategy attributable to each of the Class A, Class B, Class C and Class R shares constitutes a service fee that the Principal Underwriter will use for personal service and/or the maintenance of shareholder accounts. The Plans also provide that the Adviser may use its own resources, which may include management fees received by the Adviser from the Trust or other investment companies which it manages and the Adviser's past profits, to finance the distribution of the Strategies' shares.

         In approving the Plans, the Trustees determined that there was a reasonable likelihood that the Plans would benefit each Strategy and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

         Each Plan may be terminated with respect to the class of shares of any Strategy to which the Plan relates by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Qualified Trustees"), or by vote of a majority of the outstanding voting securities of that class. Each Plan may be amended by vote of the Trustees, including a majority of the Qualified Trustees, cast in person at a meeting called for that purpose. Any change in a Plan that would materially increase the distribution costs to the class of shares of any Strategy to which the Plan relates requires approval by the affected class of shareholders of that Strategy. The Trustees review quarterly a written report of such distribution costs and the purposes for which such costs have been incurred with respect to each Strategy's Class A, Class B, Class C and Class R shares. For so long as the Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

         The Plans may be terminated with respect to any Strategy or class of shares thereof at any time on 60 days' written notice by the Principal Underwriter or by vote of a majority of the outstanding voting securities of that Strategy or that class (as appropriate) or by vote of a majority of the Qualified Trustees without payment of any penalty. Each plan is of a type known as a "compensation plan", which means that it compensates the distributor regardless of its expenses.

         The Plans will continue in effect with respect to each Strategy and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Qualified Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The most recent continuance of the Plans for an additional annual term was approved by a vote, cast in person, of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans, at their meeting held on [ ].

         For services rendered by the Principal Underwriter in connection with the distribution of Class A shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ] and $[ ] with respect to the Class A shares of the AllianceBernstein Tax-Managed Wealth Preservation Strategy and the AllianceBernstein Tax-Managed Balanced Wealth Strategy, respectively, during the period September 2, 2003 through February 29, 2004. For services rendered by the Principal Underwriter in connection with the distribution of Class A shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ] and $[ ] with respect to the Class A shares of the Tax-Managed Wealth Preservation Strategy and the Tax-Managed Balanced Wealth Strategy, respectively, during the period May 1, 2003 through August 31, 2003. For services rendered by the Principal Underwriter in connection with the distribution of Class A shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $97,032 and $139,147 with respect to the Class A shares of the Tax-Managed Wealth Preservation Strategy and the Tax-Managed Balanced Wealth Strategy, respectively, during the fiscal year ended April 30, 2003. For services rendered by the Principal Underwriter in connection with the distribution of Class A shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $77,504 and $147,975 with respect to the Class A shares of the Tax-Managed Wealth Preservation Strategy and the Tax-Managed Balanced Wealth Strategy, respectively, during the fiscal year ended April 30, 2002. For services rendered by the Principal Underwriter in connection with the distribution of Class A shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ], $[ ], $[ ] and $[ ] with respect to the Class A shares of the AllianceBernstein Tax-Managed Wealth Appreciation Strategy, the AllianceBernstein Wealth Preservation Strategy, the AllianceBernstein Balanced Wealth Strategy and the AllianceBernstein Wealth Appreciation Strategy, respectively, during the period September 2, 2003 through February 29, 2004. The New Strategies were not operational prior to September 2, 2003.

         For services rendered by the Principal Underwriter in connection with the distribution of Class B shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ] and $[ ] with respect to the Class B shares of the AllianceBernstein Tax-Managed Wealth Preservation Strategy and the AllianceBernstein Tax-Managed Balanced Wealth Strategy, respectively, during the period September 2, 2003 through February 29, 2004. For services rendered by the Principal Underwriter in connection with the distribution of Class B shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ] and $[ ] with respect to the Class B shares of the Tax-Managed Wealth Preservation Strategy and the Tax-Managed Balanced Wealth Strategy, respectively, during the period May 1, 2003 through August 31, 2003. For services rendered by the Principal Underwriter in connection with the distribution of Class B shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $97,032 and $139,147 with respect to the Class B shares of the Tax-Managed Wealth Preservation Strategy and the Tax-Managed Balanced Wealth Strategy, respectively, during the fiscal year ended April 30, 2003. For services rendered by the Principal Underwriter in connection with the distribution of Class B shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $77,504 and $147,975 with respect to the Class B shares of the Tax-Managed Wealth Preservation Strategy and the Tax-Managed Balanced Wealth Strategy, respectively, during the fiscal year ended April 30, 2002. For services rendered by the Principal Underwriter in connection with the distribution of Class B shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ], $[ ], $[ ] and $[ ] with respect to the Class B shares of the AllianceBernstein Tax-Managed Wealth Appreciation Strategy, the AllianceBernstein Wealth Preservation Strategy, the AllianceBernstein Balanced Wealth Strategy and the AllianceBernstein Wealth Appreciation Strategy, respectively, during the period September 2, 2003 through February 29, 2004. The New Strategies were not operational prior to September 2, 2003.

         For services rendered by the Principal Underwriter in connection with the distribution of Class C shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ] and $[ ] with respect to the Class C shares of the AllianceBernstein Tax-Managed Wealth Preservation Strategy and the AllianceBernstein Tax-Managed Balanced Wealth Strategy, respectively, during the period September 2, 2003 through February 29, 2004. For services rendered by the Principal Underwriter in connection with the distribution of Class C shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ] and $[ ] with respect to the Class C shares of the Tax-Managed Wealth Preservation Strategy and the Tax-Managed Balanced Wealth Strategy, respectively, during the period May 1, 2003 through August 31, 2003. For services rendered by the Principal Underwriter in connection with the distribution of Class C shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $97,032 and $139,147 with respect to the Class C shares of the Tax-Managed Wealth Preservation Strategy and the Tax-Managed Balanced Wealth Strategy, respectively, during the fiscal year ended April 30, 2003. For services rendered by the Principal Underwriter in connection with the distribution of Class C shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $77,504 and $147,975 with respect to the Class C shares of the Tax-Managed Wealth Preservation Strategy and the Tax-Managed Balanced Wealth Strategy, respectively, during the fiscal year ended April 30, 2002. For services rendered by the Principal Underwriter in connection with the distribution of Class C shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ], $[ ], $[ ] and $[ ] with respect to the Class C shares of the AllianceBernstein Tax-Managed Wealth Appreciation Strategy, the AllianceBernstein Wealth Preservation Strategy, the AllianceBernstein Balanced Wealth Strategy and the AllianceBernstein Wealth Appreciation Strategy, respectively, during the period September 2, 2003 through February 29, 2004. The New Strategies were not operational prior to September 2, 2003.

         For services rendered by the Principal Underwriter in connection with the distribution of Class R shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ], $[ ] and $[ ] with respect to the Class R shares of the AllianceBernstein Wealth Preservation Strategy, the AllianceBernstein Balanced Wealth Strategy and the AllianceBernstein Wealth Appreciation Strategy, respectively, during the period September 2, 2003 through February 29, 2004. These Strategies were not operational prior to September 2, 2003.

         For services rendered by the Principal Underwriter in connection with the distribution of Advisor Class shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $[ ], $[ ], $[ ], $[ ], $[ ] and $[ ] with respect to the Advisor Class shares of the AllianceBernstein Tax-Managed Wealth Preservation Strategy, the AllianceBernstein Tax-Managed Balanced Wealth Strategy, the AllianceBernstein Tax-Managed Wealth Appreciation Strategy, the AllianceBernstein Wealth Preservation Strategy, the AllianceBernstein Balanced Wealth Strategy and the

AllianceBernstein Wealth Appreciation Strategy, respectively, during the period September 2, 2003 through February 29, 2004. The Strategies did not have Advisor Class shares prior to September 2, 2003.

         The Principal Underwriter has informed the Trust that expenses incurred by it and costs allocated to it in connection with activities primarily intended to result in the sale of Class A, Class B, Class C, Class R and Advisor Class shares were as follows for the periods September 2, 2003 through February 29, 2004 and May 1, 2003 through August 31, 2003:

                                 ALLIANCE BERNSTEIN TAX-MANAGED WEALTH PRESERVATION STRATEGY
                                            Amount of Expense and Allocated Cost
                                  For the Period September 2, 2003 through February 29, 2004

Category                                                                                                      Advisor Class
of Expense                        Class A Shares      Class B Shares     Class C Shares    Class R Shares         Shares
------------------------------------------------------------------------------------------------------------------------------

Advertising/
Marketing                                    $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Printing and Mailing of
Prospectuses and Semi-Annual
and Annual Reports to Other
than Current Shareholders                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Underwriters                  $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Dealers                       $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Sales
Personnel                                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Interest, Carrying or Other
Financing Charges                             $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Other (includes personnel
costs of those home office
employees involved in the
distribution effort,
travel-related expenses
incurred by the marketing                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]
personnel, conducting
seminars and printing sales
literature)

Total                                         $[ ]                $[ ]              $[ ]         N/A                     $[ ]



                                 ALLIANCE BERNSTEIN TAX-MANAGED WEALTH PRESERVATION STRATEGY
                                            Amount of Expense and Allocated Cost
                                     For the Period May 1, 2003 through August 31, 2003

Category                                                                                                      Advisor Class
of Expense                        Class A Shares      Class B Shares     Class C Shares    Class R Shares         Shares
------------------------------------------------------------------------------------------------------------------------------

Advertising/
Marketing                                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Printing and Mailing of
Prospectuses and Semi-Annual
and Annual Reports to Other
than Current Shareholders                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Underwriters                  $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Dealers                       $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Sales
Personnel                                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Interest, Carrying or Other
Financing Charges                             $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Other (includes personnel costs
of those home office employees
involved in the distribution effort,
travel-related expenses
incurred by the marketing                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]
personnel, conducting
seminars and printing sales
literature)


Total                                         $[ ]                $[ ]              $[ ]         N/A                     $[ ]



                                   ALLIANCE BERNSTEIN TAX-MANAGED BALANCED WEALTH STRATEGY
                                            Amount of Expense and Allocated Cost
                                  For the Period September 2, 2003 through February 29, 2004

Category                                                                                                      Advisor Class
of Expense                        Class A Shares      Class B Shares     Class C Shares    Class R Shares         Shares
-----------------------------------------------------------------------------------------------------------------------------

Advertising/
Marketing                                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Printing and Mailing of
Prospectuses and Semi-Annual
and Annual Reports to Other
than Current Shareholders                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Underwriters                  $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Dealers                       $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Sales
Personnel                                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Interest, Carrying or Other
Financing Charges                             $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Other (includes personnel costs
of those home office employees
involved in the distribution effort,
travel-related expenses
incurred by the marketing                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]
personnel, conducting
seminars and printing sales
literature)


Total                                         $[ ]                $[ ]              $[ ]         N/A                     $[ ]



                                   ALLIANCE BERNSTEIN TAX-MANAGED BALANCED WEALTH STRATEGY
                                            Amount of Expense and Allocated Cost
                                     For the Period May 1, 2003 through August 31, 2003

Category                                                                                                      Advisor Class
of Expense                        Class A Shares      Class B Shares     Class C Shares    Class R Shares         Shares
-------------------------------------------------------------------------------------------------------------------------------

Advertising/
Marketing                                    $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Printing and Mailing of
Prospectuses and Semi-Annual
and Annual Reports to Other
than Current Shareholders                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Underwriters                  $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Dealers                       $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Sales
Personnel                                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Interest, Carrying or Other
Financing Charges                             $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Other (includes personnel costs
of those home office employees
involved in the distribution
effort, travel-related expenses
incurred by the marketing                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]
personnel, conducting
seminars and printing sales
literature)


Total                                         $[ ]                $[ ]              $[ ]         N/A                     $[ ]



                                 ALLIANCE BERNSTEIN TAX-MANAGED WEALTH APPRECIATION STRATEGY
                                            Amount of Expense and Allocated Cost
                                  For the Period September 2, 2003 through February 29, 2004

Category                                                                                                      Advisor Class
of Expense                        Class A Shares      Class B Shares     Class C Shares    Class R Shares         Shares
------------------------------------------------------------------------------------------------------------------------------

Advertising/
Marketing                                     $[ ]               $[ ]              $[ ]         N/A                     $[ ]

Printing and Mailing of
Prospectuses and Semi-Annual
and Annual Reports to Other
than Current Shareholders                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Underwriters                  $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Dealers                       $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Compensation to Sales
Personnel                                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Interest, Carrying or Other
Financing Charges                             $[ ]                $[ ]              $[ ]         N/A                     $[ ]

Other (includes personnel costs
of those home office employees
involved in the distribution
effort, travel-related expenses
incurred by the marketing                     $[ ]                $[ ]              $[ ]         N/A                     $[ ]
personnel, conducting
seminars and printing sales
literature)


Total                                         $[ ]                $[ ]              $[ ]         N/A                     $[ ]



                                       ALLIANCE BERNSTEIN WEALTH PRESERVATION STRATEGY
                                            Amount of Expense and Allocated Cost
                                 For the Period September 2, 2003 through February 29, 2004

Category                                                                                                      Advisor Class
of Expense                        Class A Shares      Class B Shares     Class C Shares    Class R Shares         Shares
------------------------------------------------------------------------------------------------------------------------------

Advertising/
Marketing                                     $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Printing and Mailing of
Prospectuses and Semi-Annual
and Annual Reports to Other
than Current Shareholders                     $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Compensation to Underwriters                  $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Compensation to Dealers                       $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Compensation to Sales
Personnel                                     $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Interest, Carrying or Other
Financing Charges                             $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Other (includes personnel costs
of those home office employees
involved in the distribution
effort, travel-related expenses
incurred by the marketing                     $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]
personnel, conducting
seminars and printing sales
literature)


Total                                         $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]



                                         ALLIANCE BERNSTEIN BALANCED WEALTH STRATEGY
                                            Amount of Expense and Allocated Cost
                                 For the Period September 2, 2003 through February 29, 2004

Category                                                                                                      Advisor Class
of Expense                        Class A Shares      Class B Shares     Class C Shares    Class R Shares         Shares
------------------------------------------------------------------------------------------------------------------------------

Advertising/
Marketing                                     $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Printing and Mailing of
Prospectuses and Semi-Annual
and Annual Reports to Other
than Current Shareholders                     $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Compensation to Underwriters                  $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Compensation to Dealers                       $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Compensation to Sales
Personnel                                     $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Interest, Carrying or Other
Financing Charges                             $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

Other (includes personnel costs
of those home office employees
involved in the distribution
effort, travel-related expenses
incurred by the marketing                     $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]
personnel, conducting
seminars and printing sales
literature)


Total                                         $[ ]                $[ ]              $[ ]        $[ ]                    $[ ]

                                       46


                                       ALLIANCE BERNSTEIN WEALTH APPRECIATION STRATEGY
                                            Amount of Expense and Allocated Cost
                                 For the Period September 2, 2003 through February 29, 2004

Category                                                                                                      Advisor Class
of Expense                        Class A Shares      Class B Shares     Class C Shares    Class R Shares         Shares
------------------------------------------------------------------------------------------------------------------------------

Advertising/
Marketing                                   $[ ]                $[ ]              $[ ]        $[ ]                     $[ ]

Printing and Mailing of
Prospectuses and Semi-Annual
and Annual Reports to Other
than Current Shareholders                   $[ ]                $[ ]              $[ ]        $[ ]                     $[ ]

Compensation to Underwriters                $[ ]                $[ ]              $[ ]        $[ ]                     $[ ]

Compensation to Dealers                     $[ ]                $[ ]              $[ ]        $[ ]                     $[ ]

Compensation to Sales
Personnel                                   $[ ]                $[ ]              $[ ]        $[ ]                     $[ ]

Interest, Carrying or Other
Financing Charges                           $[ ]                $[ ]              $[ ]        $[ ]                     $[ ]

Other (includes personnel costs
of those home office employees
involved in the distribution
effort, travel-related expenses
incurred by the marketing                   $[ ]                $[ ]              $[ ]        $[ ]                     $[ ]
personnel, conducting
seminars and printing sales
literature)


Total                                       $[ ]                $[ ]              $[ ]        $[ ]                     $[ ]


         The New Strategies were not operational prior to September 2, 2003.

Custodial Arrangements

         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, 02110 ("State Street Bank") acts as the Trust's custodian, but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Strategies' Trustees, State Street may enter into subcustodial agreements for the holding of the Strategies' securities outside of the United States.

Transfer Agency Arrangements

         Alliance Global Investor Services, Inc. ("AGIS"), an indirect wholly-owned subsidiary of the Adviser located at 500 Plaza Drive, Secaucus, New Jersey 07094, receives a transfer agency fee per account holder of each of the Class A, Class B, Class C and Class R shares of the Trust. The transfer agency fee with respect to the Class B and Class C shares is higher than the transfer agency fee with respect to the Class A and Class R shares, reflecting the additional costs associated with the Class B and Class C contingent deferred sales charges ("CDSCs"). For the period September 2, 2003 through February 29, 2004, the AllianceBernstein Tax-Managed Wealth Preservation Strategy, the AllianceBernstein Tax-Managed Balanced Wealth Strategy, the AllianceBernstein Tax-Managed Wealth Appreciation Strategy, the AllianceBernstein Wealth Preservation Strategy, the AllianceBernstein Balanced Wealth Strategy and the AllianceBernstein Wealth Appreciation Strategy paid AGIS $[ ], $[ ], $[ ], $[ ], $[ ] and $[ ], respectively, in transfer agency fees. For the period May 1, 2003 through August 31, 2003, the AllianceBernstein Tax-Managed Wealth Preservation Strategy and the AllianceBernstein Tax-Managed Balanced Wealth Strategy paid AGIS $[ ] and $[ ], respectively, in transfer agency fees. The New Strategies were not operational prior to September 2, 2003.

-------------------------------------------------------------------------------
                               PURCHASE OF SHARES
-------------------------------------------------------------------------------

          The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares -- How To Buy Shares."

General

          Shares of the Strategies are offered on a continuous basis at a price equal to their net asset value, plus an initial sales charge at the time of purchase (the "Class A shares"), with a CDSC (the "Class B shares"), without any initial sales charge or, as long as the shares are held for one year or more, without any CDSC (the "Class C shares"), to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), or, to group retirement plans eligible to purchase Class R shares, without any initial sales charge or CDSC ("Class R shares"), in each case as described below. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Strategy. All of the classes of shares of each Strategy, except the Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of the Strategies that are offered subject to a sales charge are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates that have entered into selected agent agreements with the Principal Underwriter ("selected agents"), and (iii) the Principal Underwriter.

         Investors may purchase shares of the Strategies through selected broker-dealers, agents, financial intermediaries or other financial representatives ("financial intermediaries"), or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through the financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Strategy, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Strategies are not responsible for, and have no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of selected dealers and agents distributing the Strategies' shares may receive differing compensation for selling different classes of shares.

         In order to open your account, a Strategy or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If a Strategy or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

         Right To Restrict, Reject Or Cancel Purchase And Exchange Orders. The AllianceBernstein Mutual Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

         Policy Regarding Excessive Or Short Duration Trading. Purchases and exchanges of shares of the AllianceBernstein Mutual Funds should be made for investment purposes only. The AllianceBernstein Mutual Funds, as a matter of policy, seek to prevent patterns of excessive purchases and sales or exchanges of fund shares. Such practices are commonly referred to as "market timing" or "short duration trading." The AllianceBernstein Mutual Funds will seek to prevent such practices to the extent they are detected by the procedures described below, subject to AllianceBernstein Mutual Funds' ability to monitor purchase, sale and exchange activity, as described under "Limitations on the Ability to Detect and Curtail Excessive Trading Practices." The AllianceBernstein Mutual Funds, Alliance, ABIRM and AGIS each reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     o Transaction Surveillance Procedures. The AllianceBernstein Mutual Funds, through their agents, ABIRM and AGIS, maintain surveillance procedures with respect to purchase, sale and exchange activity in fund shares. This surveillance process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive or short duration trading activity. Generally speaking, when a fund shareholder makes more than two exchange transactions in amounts of $25,000 or more involving an AllianceBernstein Mutual Fund during any 90-day period, the transactions will be identified by these surveillance procedures. Additionally, each purchase of fund shares in excess of $25,000 followed by a sale within certain periods of time will be similarly identified. For purposes of these transaction surveillance procedures, AllianceBernstein Mutual Funds, ABIRM and AGIS may consider trading activity in multiple accounts under common ownership, control or influence. These monetary thresholds, numerical surveillance limits or surveillance procedures generally may be modified from time to time, including, for example, in respect of accounts held by certain retirement plans to conform to plan exchange limits or U.S. Department of Labor regulations, as well as for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs or omnibus account arrangements.

     o Account Blocking Procedures. When a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is determined by the AllianceBernstein Mutual Funds, ABIRM or AGIS, in their sole discretion, to be excessive or short duration trading in nature, the relevant fund account(s) will be immediately "blocked" with respect to any future purchase or exchange activity. However, sales of fund shares back to a fund will continue to be permitted in accordance with the terms of the relevant AllianceBernstein Mutual Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the Internet, may be suspended for such account. AllianceBernstein Mutual Fund accounts that are so blocked will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides conclusive evidence or assurance acceptable to the AllianceBernstein Mutual Funds, ABIRM or AGIS that the account holder did not or will not in the future engage in excessive or short duration trading.

         Limitations On Ability To Detect And Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive or short duration trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the AllianceBernstein Mutual Funds, ABIRM and AGIS to detect excessive or short duration trading in fund shares, there is no guarantee that the AllianceBernstein Mutual Funds, ABIRM and AGIS will be able to identify these shareholders or curtail their trading practices. For example, omnibus account arrangements are common forms of holding shares of a fund, particularly among certain brokers, dealers and other financial intermediaries, including retirement plans and variable insurance products. Entities utilizing such omnibus account arrangements may not identify customers' trading activity in shares of a fund on an individual basis. Consequently, the AllianceBernstein Mutual Funds, ABIRM and AGIS may not be able to detect excessive or short duration trading in fund shares attributable to a particular investor who effects purchase and/or exchange activity in fund shares through a broker, dealer or other financial intermediary acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement, which may further compound the difficulty to the AllianceBernstein Mutual Funds, ABIRM and AGIS of detecting excessive or short duration trading activity in fund shares. It is common for a substantial portion of AllianceBernstein Mutual Fund shares to be held through such omnibus accounts. In seeking to prevent excessive or short duration trading in shares of AllianceBernstein Mutual Funds, including the maintenance of any transaction surveillance or account blocking procedures, the AllianceBernstein Mutual Funds, ABIRM and AGIS consider the information actually available to them at the time.

         Risks Associated With Excessive Or Short Duration Trading Generally. While the AllianceBernstein Mutual Funds, ABIRM and AGIS will try to prevent market timing by utilizing the procedures described above, these procedures may not be successful in identifying or stopping excessive or short duration trading in all circumstances. Excessive purchases and sales or exchanges of shares of AllianceBernstein Mutual Funds may adversely affect fund performance and the interests of long-term investors. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of fund shares may force a fund to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a fund's shares may force a fund to sell portfolio securities at inopportune times to raise cash to accommodate short duration trading activity.

         In addition, the AllianceBernstein Mutual Funds may incur increased expenses if one or more shareholders engage in excessive purchase and sale or exchange activity. For example, a fund that is forced to liquidate investments due to short duration trading activity may incur increased brokerage and tax costs without attaining any investment advantage. Similarly, a fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short duration trading activity.

         The AllianceBernstein Mutual Funds that invest in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price. In addition, a shareholder engaging in a short duration strategy also may target an AllianceBernstein Mutual Fund that does not invest primarily in foreign securities. For example, a fund that invests in certain fixed-income securities such as high yield bonds or certain asset backed securities may also constitute an effective vehicle for a shareholder's short duration trading strategy. Money market funds and closed-end funds generally are not effective vehicles for short duration trading activity, and therefore the risks relating to short duration trading activity are correspondingly lower for AllianceBernstein Mutual Funds of these types.

         Risks Resulting From Imposition Of Account Blocks In Response To Excessive Or Short Duration Trading Activity. A shareholder identified as having engaged in excessive or short duration trading activity and prevented from purchasing or exchanging AllianceBernstein Mutual Fund shares and who does not wish to redeem his or her shares effectively may be "locked" into an investment in an AllianceBernstein Mutual Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with an account "blocked" due to patterns of excessive purchases and sales or exchanges may be forced to sell fund shares, which could be costly if, for example, these shares decline in value before sale, are subject to a CDSC, the shareholder recently paid a front-end sales charge or the sale results in adverse tax consequences to the shareholder. To avoid this risk, shareholders should carefully monitor the nature and frequency of their purchases, sales and exchanges of fund shares.

          Each Strategy reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If a Strategy suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

          The public offering price of shares of the Strategies is their net asset value, plus, in the case of Class A shares, a sales charge. On each Strategy business day on which a purchase or redemption order is received by a Strategy and trading in the types of securities in which the Strategy invests might materially affect the value of Strategy shares, the per share net asset value is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the total assets attributable to a class, less its liabilities, by the total number of its shares then outstanding. A Strategy business day is any day on which the Exchange is open for trading.

          The respective per share net asset values of the various classes of shares of a Strategy are expected to be substantially the same. However, the per share net asset values of the Class B, Class C and Class R shares will generally be slightly lower than the per share net asset value of the Class A and Advisor Class shares as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

          The Strategies will accept unconditional orders for their shares to be executed at the public offering price equal to their net asset value next determined (plus, if applicable, Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus, if applicable, Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries the applicable public offering price will be the net asset value as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's net asset value. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

          Following the initial purchase of Strategy shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application, both of which may be obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Strategy business day, the order to purchase shares is automatically placed the following Strategy business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

          Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience to the shareholder, and to avoid unnecessary expense to the Strategy, certificates representing shares of the Strategy are not issued except upon written request to the Strategy by the shareholder or his or her authorized financial intermediary. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Strategy.

          The Adviser may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of the Strategies. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a Strategy on a financial intermediary's preferred list of funds or otherwise associated with the financial intermediary's marketing and other support activities, such as client education meetings, relating to a Strategy. The Principal Underwriter pays a discount or commission to financial intermediaries in connection with their sale of shares of the Strategies, as described above. In addition to this discount or commission, the Principal Underwriter may, from time to time, pay additional cash or other incentives to financial intermediaries in connection with the sale of shares of the Strategies. Such cash or other incentives may take the form of payment for attendance by individual registered representatives at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a financial intermediary to locations within or outside the United States.

          Each class of shares of a Strategy represents an interest in the same portfolio of investments of the relevant Strategy, have the same rights and are identical in all respects, except that (i) Class A shares of each Strategy bear the expense of the initial sales charge (or CDSC when applicable) and Class B and Class C shares of each Strategy bear the expense of the CDSC, (ii) Class B shares, Class C shares and Class R shares of each Strategy each bear the expense of a higher distribution services fee than that borne by Class A shares of each Strategy, and Advisor Class shares do not bear such a fee (iii) Class B shares and Class C shares of each Strategy bear higher transfer agency costs than those borne by Class A shares, Class R shares and Advisor Class shares of each Strategy, (iv) Class B and Advisor Class shares of each Strategy are subject to a conversion feature and will convert to Class A shares under certain circumstances, and (v) each of Class A, Class B, Class C and Class R shares of each Strategy has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if a Strategy submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares of that Strategy, then such amendment will also be submitted to the Class B and Advisor Class shareholders of that Strategy because the Class B and Advisor Class shares convert to Class A shares under certain circumstances and the Class A, Class B and Advisor Class shareholders will vote separately by class.

          The Trustees of the Trust have determined that currently no conflict of interest exists between or among the classes of shares of any respective Strategy. On an ongoing basis, the Trustees of the Trust, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Purchase Arrangements

         CLASSES A, B AND C SHARES. Class A, Class B and Class C shares have the following alternative purchase arrangements: Class A shares are generally offered with an initial sales charge, Class B shares are generally offered with a CDSC and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for Group Retirement Plans. See "Alternative Purchase Arrangements - Group Retirement Plans" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Strategies, the accumulated distribution services fee and CDSC on Class B shares prior to conversion, or the accumulated distribution services fee and CDSC on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent any such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain group retirement plans) for more than $250,000 of Class B shares (see "Alternative Purchase Arrangements - Group Retirement Plans"). Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at net asset value. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 of Class C shares.

          Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

          Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee on Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

          Those investors who prefer to have all of their funds invested initially but may not wish to retain Strategy shares for the period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares.

         During the periods September 2, 2003 through February 29, 2004 and May 1, 2003 through August 31, 2003, and during the fiscal years ended April 30, 2003 and 2002, the aggregate amounts of underwriting commissions payable with respect to shares of the AllianceBernstein Tax-Managed Wealth Preservation Strategy were $[ ], $[ ], $97,893 and $165,005, respectively. Of those amounts, the Principal Underwriter retained $[ ], $[ ], $2,727 and $18,475, respectively, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's periods September 2, 2003 through February 29, 2004 and May 1, 2003 through August 31, 2003 and fiscal years ended April 30, 2003 and 2002, the Principal Underwriter received CDSCs of $[ ], $[ ]. $2,818 and $2,250, respectively, on Class A shares, $[ ], $[ ], $126,119 and $71,436, respectively, on Class B shares, and $[ ], $[ ], $497 and $1,597, respectively, on Class C shares.

         During the periods September 2, 2003 through February 29, 2004 and May 1, 2003 through August 31, 2003, and during the fiscal years ended April 30, 2003 and 2002, the aggregate amounts of underwriting commissions payable with respect to shares of the AllianceBernstein Tax-Managed Balanced Wealth Strategy were $[ ], $[ ], $51,637 and $155,285, respectively. Of those amounts, the Principal Underwriter retained $[ ], $[ ], $1,109 and $18,472, respectively, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's periods September 2, 2003 through February 29, 2004 and May 1, 2003 through August 31, 2003 and fiscal years ended April 30, 2003 and 2002, the Principal Underwriter received CDSCs of $[ ], $[ ], $2,500 and $1,126, respectively, on Class A shares, $[ ], $[ ], $76,532 and $59,146, respectively, on Class B shares, and $[ ], $[ ], $488 and $1,579, respectively, on Class C shares.

         During the period September 2, 2003 through February 29, 2004, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein Tax-Managed Wealth Appreciation Strategy was $[ ]. Of this amount, the Principal Underwriter retained $[ ], representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's period September 2, 2003 through February 29, 2004, the Principal Underwriter received CDSCs of $[ ] on Class A shares, $[ ] on Class B shares and $[ ] on Class C shares.

          During the period September 2, 2003 through February 29, 2004, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein Wealth Preservation Strategy was $[ ]. Of this amount, the Principal Underwriter retained $[ ], representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's period September 2, 2003 through April 30, 2004, the Principal Underwriter received CDSCs of $[ ] on Class A shares, $[ ] on Class B shares and $[ ] on Class C shares.

          During the period September 2, 2003 through February 29, 2004, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein Balanced Wealth Strategy was $[ ]. Of this amount, the Principal Underwriter retained $[ ], representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's period September 2, 2003 through April 30, 2004, the Principal Underwriter received CDSCs of $[ ] on Class A shares, $[ ] on Class B shares and $[ ] on Class C shares.

          During the period September 2, 2003 through February 29, 2004, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein Wealth Appreciation Strategy was $[ ]. Of this amount, the Principal Underwriter retained $[ ], representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's period September 2, 2003 through April 30, 2004, the Principal Underwriter received CDSCs of $[ ] on Class A shares, $[ ] on Class B shares and $[ ] on Class C shares.

          Class A Shares. The public offering price of Class A shares is the net asset value plus a sales charge, as set forth below:

                                                                                                 Discount or Commission to
                                                                 As % of the Public Offering   Dealers or Agents of up to %
      Amount of Purchase          As % of Net Amount Invested               Price                    of Offering Price
-----------------------------------------------------------------------------------------------------------------------------

Less than $100,000                           4.44%                          4.25%                          4.00%

$100,000 but less than $250,000              3.36%                          3.25%                          3.00%

$250,000 but less than $500,000              2.30%                          2.25%                          2.00%

$500,000 but less than
     $1,000,000*                             1.78%                          1.75%                          1.50%


------------------
* There is no initial sales charge on transactions of $1,000,000 or more.

          All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a CDSC equal to 1% of the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The CDSC on Class A shares will be waived on certain redemptions, as described below under "Class B Shares." In determining the CDSC applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the CDSC on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Strategies in connection with sales of Class A shares, such as the payment of compensation to selected dealers and agents for selling Class A shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Adviser may, pursuant to the Rule 12b-1 Plans described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

          No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, or (ii) in exchange for Class A shares of other AllianceBernstein Mutual Funds (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC, or (iii) upon the automatic conversion of Class B shares as described below under "Class B Shares--Conversion Feature". The Strategies receive the entire net asset value of their Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown in the Prospectus less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives a reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

         In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

         Class A shares - Sales at Net Asset Value. Each Strategy may sell its Class A shares at net asset value (i.e., without any initial sales charge) to certain categories of investors including:

         (i) investment management clients of the Adviser or its affiliates;

         (ii) officers and present or former Trustees of a Strategy or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, the Principal Underwriter, AGIS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

         (iii) the Adviser, Principal Underwriter, AGIS and their affiliates; certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates;

         (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the

                      Principal Underwriter, pursuant to which such persons pay an asset-based fee to such broker-dealer or financial intermediary, or its affiliate or agent, for service in the nature of investment advisory or administrative services; and

         (v) certain retirement plan accounts as described under "Alternative Purchase Arrangements-Group Retirement Plans."


          CLASS B SHARES. Investors may purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Strategies will receive the full amount of the investor's purchase payment.

          Proceeds from the CDSC on the Class B shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Strategies in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the CDSC and the distribution services fee enables the Strategies to sell Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

          CONTINGENT DEFERRED SALES CHARGE. Class B shares that are redeemed within four years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

          To illustrate, assume that on or after November 19, 1993 an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to any charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase, as set forth below).

          The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares and the date of redemption of such shares.

  Years Since Subject to     Contingent Deferred Sales Charge as a % of Dollar
         Purchase                         Amount Subject to Charge
--------------------------------------------------------------------------------
First                                              4.00%
Second                                             3.00%
Third                                              2.00%
Fourth                                             1.00%
Fifth                                               None

          In determining the CDSC applicable to a redemption of Class B shares, it will be assumed that the redemption consists first, of any shares relevant acquired upon the reinvestment of dividends or distributions and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the original purchase by the shareholder of shares of the corresponding class of the relevant AllianceBernstein Mutual Fund purchased.

          The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended, and the rules and regulations thereunder (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Trustees of the Trust, by a relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, or
(iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs--Systematic Withdrawal Plan" below), (v) sold through programs offered by financial intermediaries and approved by ABIRM where such programs offer only shares which are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for a Strategy, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares, or (vi) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan.

          CONVERSION FEATURE. Class B shares will automatically convert to Class A shares on the tenth Strategy business day in the month following the month in which the eighth anniversary date of the acceptance of the purchase order for the Class B shares occurs and, following conversion, such shares will no longer be subject to a higher distribution services fee. Such conversions will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of such shares. See "Shareholder Services--Exchange Privilege."

          For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

          The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period, which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

          CLASS C SHARES. Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for at least one year, upon redemption. Class C shares are sold without an initial sales charge, so that a Strategy will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables a Strategy to sell Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares and incur higher distribution services fees than Class A shares. Class C shares will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

          Class C shares that are redeemed within one year of purchase will be subject to a CDSC of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends or capital gains distributions. In determining the CDSC applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

          Proceeds from the CDSC are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Strategy in connection with the sale of the Class C shares of that Strategy, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the CDSC and the distribution services fee enables the Strategy to sell the Class C shares of a Strategy without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those paid with respect to Class A shares of the relevant Strategy.

         The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 70-1/2, (iii) that had been purchased by present or former Trustees of the Trust, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs--Systematic Withdrawal Plan" below), (v) sold through programs offered by financial intermediaries and approved by ABIRM where such programs offer only shares which are not subject to a CDSC and where the financial intermediary establishes a single omnibus account for each Strategy, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares, or (vi) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

         ADVISOR CLASS SHARES. Advisor Class shares of a Strategy may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter,

(ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary, (iii) by the categories of investors described in clauses (i) through (iv) under "--Sales at Net Asset Value" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares), or (iv) by directors and present or retired full-time employees of CB Richard Ellis, Inc. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of a Strategy in order to be approved by the Principal Underwriter for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class B, Class C or Class R shares.

          CONVERSION OF ADVISOR CLASS SHARES TO CLASS A SHARES. Advisor Class shares may be held solely through the fee- based program accounts, employee benefit plans, qualified state tuition programs and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--Advisor Class Shares," and by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Trust. If (i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--Advisor Class Shares" or
(ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Advisor Class Prospectus and this SAI (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Strategy during the calendar month following the month in which the Strategy is informed of the occurrence of the Conversion Event. The Strategy will provide the shareholder with at least 30 days' notice of conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee. As a result, Class A shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Advisor Class shares.

          The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder whose Advisor Class shares would otherwise convert to Class A shares would be required to redeem his or her Advisor Class shares, which would constitute a taxable event under federal income tax law.

         CLASS R SHARES. Class R shares are offered only to group retirement plans that have plan assets of $1 million to $10 million and have plan level or omnibus accounts held on the books of a Strategy. Class R shares are not available to retail non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and to AllianceBernstein sponsored retirement products. Class R shares incur a ..50% distribution services fee and thus have a higher expense ratio than Class A shares and pay correspondingly lower dividends than Class A shares.

Alternative Purchase Arrangements - Group Retirement Plans

          Each Strategy offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of a Strategy, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of a Strategy. In order to enable participants investing through group retirement plans to purchase shares of a Strategy, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A, Class B and Class C CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI. A Strategy is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

         CLASS A SHARES. Class A shares are available at net asset value to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein Simple IRA plans with at least $250,000 in plan assets or 100 or more employees. If the plan terminates a Strategy as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1%, 1-year CDSC on redemption. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million or, for Strategies that don't offer Class R shares, to group retirement plans with plan assets of $1 million or more. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to a Strategy's distribution service plan.

         CLASS B SHARES. Class B shares are generally not available for purchase by group retirement plans. However, Class B shares may continue to be purchased by group retirement plans that have already selected Class B shares as an investment alternative under their plan prior to September 2, 2003.

         CLASS C SHARES. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein Simple IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan assets of less than $1 million.

         CLASS R SHARES. Class R shares are available to certain group retirement plans with plan assets of at least $1 million to $10 million. Such plans are not eligible to purchase Class A shares. Class R shares are not subject to front-end sales charge or CDSC, but are subject to a .50% distribution fee.

         CHOOSING A CLASS OF SHARES FOR GROUP RETIREMENT PLANS. As noted, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of a Strategy, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from a Strategy's share class eligibility criteria before determining whether to invest. For example, a Strategy makes its Class A shares available at NAV to group retirement plans with plan assets in excess of $10 million. In addition, under certain circumstances described above, the 1%, 1-year CDSC may be waived. Because Class A shares have lower Rule 12b-1 distribution fees than Class R shares, plans eligible for Class A shares with no CDSC should consider purchasing Class A shares. The plan sponsor or fiduciary plans purchasing shares through a financial intermediary that is not willing to waive advance commission payments (and therefore is not eligible for the waiver of the 1%, 1-year CDSC) should weigh the lower distribution fee and the 1%, 1-year CDSC of Class A shares against the higher distribution fee and absence of a CDSC on Class R shares available from the Strategy. In addition, as described above, while Class B shares are generally not available to group retirement plans, Class B shares are available for continuing contributions from plans that have already selected Class B shares as an investment option under their plans prior to September 2, 2003. Plan fiduciaries should weigh the fact that Class B shares will convert to Class A shares after a period of time against the fact that Class A and Class R shares have lower expenses, and therefore higher returns, than Class B shares, before determining which class to make available to its plan participants.

Sales Charge Reduction Programs

         The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, a Strategy must be notified by the shareholder or his/her financial intermediary that they qualify for such a reduction. If a Strategy is not notified that that a shareholder is eligible for these reductions, the Strategy will be unable to ensure that the reduction is applied to the shareholder's account.

         COMBINED PURCHASE PRIVILEGE. Shareholders may qualify for the sales charge reductions by combining purchases of shares of a Strategy into a single "purchase". By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". A "purchase" means a single or concurrent purchases of shares of a Strategy or any other AllianceBernstein Mutual Fund by
(i) an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of a Strategy or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

         Currently, the AllianceBernstein Mutual Funds include:

                        [NEED TO CONFIRM OR UPDATE LIST]

AllianceBernstein All-Asia Investment Fund, Inc.
AllianceBernstein Americas Government Income Trust, Inc.
AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
  -U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Corporate Bond Portfolio
  -AllianceBernstein Quality Bond Portfolio

  -AllianceBernstein U.S. Government Portfolio
AllianceBernstein Disciplined Value Fund, Inc.
AllianceBernstein Emerging Market Debt Fund, Inc.
AllianceBernstein Exchange Reserves
AllianceBernstein Global Research Growth Fund, Inc.
AllianceBernstein Global Small Cap Fund, Inc.
AllianceBernstein Global Strategic Income Trust, Inc.
AllianceBernstein Greater China '97 Fund, Inc.
AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein Health Care Fund, Inc.
AllianceBernstein High Yield Fund, Inc.
AllianceBernstein International Premier Growth Fund, Inc.
AllianceBernstein Mid-Cap Growth Fund, Inc.
AllianceBernstein Multi-Market Strategy Trust, Inc.
AllianceBernstein Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
AllianceBernstein Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
AllianceBernstein New Europe Fund, Inc.
AllianceBernstein Premier Growth Fund, Inc.
AllianceBernstein Real Estate Investment Fund, Inc.
AllianceBernstein Select Investor Series, Inc.
  -Biotechnology Portfolio
  -Premier Portfolio
  -Technology Portfolio
AllianceBernstein Small Cap Growth Fund, Inc.
AllianceBernstein Technology Fund, Inc.
AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small Cap Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
AllianceBernstein Worldwide Privatization Fund, Inc.
The AllianceBernstein Portfolios
  -AllianceBernstein Balanced Wealth Strategy
  -AllianceBernstein Growth Fund

  -AllianceBernstein Tax-Managed Wealth Appreciation Strategy
  -AllianceBernstein Tax-Managed Balanced Wealth Strategy
  -AllianceBernstein Tax Managed Wealth Preservation Strategy
  -AllianceBernstein Wealth Appreciation Strategy
  -AllianceBernstein Wealth Preservation Strategy
Sanford C. Bernstein Fund, Inc.
  -AllianceBernstein Intermediate California Municipal Portfolio
  -AllianceBernstein Intermediate Diversified Municipal Portfolio
  -AllianceBernstein Intermediate New York Municipal Portfolio
  -AllianceBernstein International Portfolio -AllianceBernstein Short Duration Portfolio -AllianceBernstein Tax-Managed International Portfolio

         Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting AGIS at the address or the "For Literature" telephone number shown on the front cover of this SAI.

         CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). An investor's purchase of additional Class A shares of a Strategy may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

         (i)          the investor's current purchase;

         (ii) the net asset value (at the close of business on the previous day) of (a) all shares of a Strategy held by the investor and (b) all shares of any other AllianceBernstein Mutual Fund held by the investor; and

         (iii)        the net asset value of all shares described in paragraph
                      (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned shares of an AllianceBernstein Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of a Strategy worth an additional $100,000, the sales charge for the $100,000 purchase would be the 2.25% rate applicable to a single $300,000 purchase of shares of the Strategy, rather than the 3.25% rate.

         STATEMENT OF INTENTION. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in shares of any AllianceBernstein Mutual Fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of a Strategy or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs a Statement of Intention, in which case, the 13-month period during which the Statement of Intention is in effect will begin on the date of that earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Statement of Intention is signed.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of a Strategy, the investor and the investor's spouse each purchase shares of the Strategy worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Strategy or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

         The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then net asset value to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Strategy shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of a Strategy can obtain a form of Statement of Intention by contacting AGIS at the address or telephone numbers shown on the cover of this SAI.

         REINSTATEMENT PRIVILEGE. A shareholder who has redeemed any or all of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of the Strategy at net asset value without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date, and (ii) for Class B shares, a CDSC has been paid and the Principal Underwriter has approved, at its discretion, the reinstatement of such shares. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Strategy within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to a Strategy at the address shown on the cover of this SAI.

         DIVIDEND REINVESTMENT PROGRAM. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Strategy pursuant to the Strategy's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to participate in the Dividend Reinvestment Program.

         In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

         DIVIDEND DIRECTION PLAN. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to establish a dividend direction plan.

Systematic Withdrawal Plan

         GENERAL. Any shareholder who owns or purchases shares of a Strategy having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from a Strategy automatically reinvested in additional shares of the Strategy.

         Shares of a Strategy owned by a participant in the Strategy's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class B and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or a Strategy.

         Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to a Strategy's involuntary redemption provisions. See "Redemption and Repurchase of Shares -- General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

         Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of a Strategy should complete the appropriate portion of the Subscription Application, while current Strategy shareholders desiring to do so can obtain an application form by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

         CDSC WAIVER FOR CLASS B SHARES AND CLASS C SHARES. Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any CDSC.

         Class B shares that are not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable CDSC.

         With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

-------------------------------------------------------------------------------
                       REDEMPTION AND REPURCHASE OF SHARES
-------------------------------------------------------------------------------

         The following information supplements that set forth in the Strategies' Prospectus under the heading "Purchase and Sale of Shares--How to Sell Shares." If you are an Advisor Class shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Strategy that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative. Each Strategy has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Strategy's behalf. In such cases, orders will receive the net asset value next computed after such order is properly received by the authorized broker or designee and accepted by the Strategy.

Redemption

          Subject only to the limitations described below, the Strategies will redeem shares tendered to them, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered in proper form. Except for any CDSC which may be applicable to Class A, Class B and Class C shares, there is no redemption charge. If a shareholder has any questions regarding what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

          The right of redemption may not be suspended and the date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Strategy of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Strategy fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of a Strategy.

          Payment of the redemption price will be made in cash. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of a Strategy's portfolio securities at the time of such redemption or repurchase. Redemption proceeds will reflect the deduction of the applicable CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gain (or loss), depending upon the shareholder's holding period and basis in respect of the shares redeemed.

          To redeem shares of a Strategy for which no share certificates have been issued, the registered owner or owners should forward a letter to the Strategy containing a request for redemption. The signature or signatures on the letter must be Medallion Signature Guaranteed.

          To redeem shares of the Strategies represented by share certificates, an investor should forward the appropriate share certificate or certificates, endorsed in blank or with blank stock powers attached, to the relevant Strategy with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each share certificate surrendered to the Strategy for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the share certificate or certificates or, where tender is made by mail, separately mailed to the relevant Strategy. The signature or signatures on the assignment form must be guaranteed in the manner described above.

          TELEPHONE REDEMPTION BY ELECTRONIC FUNDS TRANSFER. Each Strategy shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from AGIS is entitled to request redemption by electronic funds transfer of shares for which no share certificates have been issued by telephone at (800) 221-5672. A telephone redemption request by electronic funds transfer may not exceed $100,000 (except for certain omnibus accounts), and must be made by 4:00 p.m. Eastern time on a Strategy business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

          TELEPHONE REDEMPTION BY CHECK. Each Strategy shareholder is eligible to request redemption by check of Strategy shares for which no share certificates have been issued, by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Strategy business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AGIS, or by checking the appropriate box on the Subscription Application.

          TELEPHONE REDEMPTIONS--GENERAL. During periods of drastic economic, market or other developments, such as the terrorist attacks on August 311, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Strategies reserve the right to suspend or terminate their telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. None of the Strategies, the Adviser, the Principal Underwriter nor AGIS will be responsible for the authenticity of telephone requests for redemptions that a Strategy reasonably believes to be genuine. AGIS will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If AGIS did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Repurchase

          The Strategies may repurchase shares through the Principal Underwriter or financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the CDSC, if any), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of the close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the selected dealer or agent. A shareholder may offer shares of a Strategy to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Strategies nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the CDSC, if any). Normally, if shares of the Strategies are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Strategies as described above with respect to financial intermediaries is a voluntary service of the Strategies and the Strategies may suspend or terminate this practice at any time.

General

          The Strategies reserve the right to close out an account that through redemption has remained below $200 for 90 consecutive days. The relevant shareholder will receive 60 days' written notice to increase the account value before the account is closed. No CDSC will be deducted from the proceeds of such a redemption. In the case of a redemption or repurchase of shares of the Strategies recently purchased by check, redemption proceeds will not be made available until the relevant Strategy is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

-------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
-------------------------------------------------------------------------------

          The following information supplements that set forth in the Strategies' Prospectus under the heading "Purchase and Sale of Shares--Shareholder Services." The shareholder services set forth below are applicable to all classes of shares of a Strategy unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of a Strategy that are different from those described herein.

         If you are an Advisor Class shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Strategy that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Automatic Investment Program

          Investors may purchase shares of the Strategies through an automatic investment program utilizing electronic funds transfers drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application. Current shareholders should contact AGIS at the address or telephone numbers shown on the cover of this Statement of Additional Information to establish an automatic investment program.

Exchange Privilege

          You may exchange your investment in the Strategies for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you wish to invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser, (ii) present directors or trustees of any Alliance Mutual Fund and
(iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates may, on a tax-free basis, exchange Class A shares of any AllianceBernstein Mutual Fund for Advisor Class shares of any other AllianceBernstein Mutual Fund, including the Strategies. Exchanges of shares are made at the net asset value next determined after receipt of a properly completed exchange request and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AGIS by 4:00 p.m. Eastern time on a Strategy business day in order to receive that day's net asset value.

          Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the AllianceBernstein Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

          Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call AGIS at
(800) 221-5672 to exchange uncertificated shares. An exchange is a taxable capital transaction for federal tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

          All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in the Prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

          Each Strategy shareholder, and the shareholder's financial intermediary as applicable, are authorized to make telephone requests for exchanges unless AGIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by share certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

          Eligible shareholders desiring to make an exchange should telephone AGIS with their account number and other details of the exchange at (800) 221-5672 before 4:00 p.m. Eastern time, on a Strategy business day as defined above. Telephone requests for exchanges received before 4:00 p.m. Eastern time on a Strategy business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this Statement of Additional Information.

          A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Strategy shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto if the 12th day is not a Strategy business day.

          None of the AllianceBernstein Mutual Funds, the Adviser, the Principal Underwriter nor AGIS will be responsible for the authenticity of telephone requests for exchanges that a Strategy reasonably believes to be genuine. AGIS will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If AGIS did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable, may charge a commission for handling telephone requests for exchanges.

          The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Funds being acquired may legally be sold. Each AllianceBernstein Mutual Fund reserves the right to reject any order to acquire its shares through exchange or, at any time on 60 days' notice to its shareholders, otherwise to modify, restrict or terminate the exchange privilege.

Statements and Reports

          Each shareholder receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Strategies' independent auditors, [ ], as well as a confirmation of each purchase and redemption. By contacting his or her broker or AGIS, a shareholder may arrange for copies of his or her account statements to be sent to another person.

-------------------------------------------------------------------------------
                                 NET ASSET VALUE
-------------------------------------------------------------------------------

          The Alliance Capital Pricing & Valuation Group (the "Pricing Group") is charged with the responsibility to implement Alliance's Statement of Pricing Policy (the "Policy Statement"), as approved by the Board of Trustees.

         The per share net asset value is computed in accordance with the Trust's Declaration of Trust and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by a Strategy on each Strategy business day on which such an order is received and on such other days as the Board of Trustees deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Strategy's per share net asset value is calculated by dividing the value of that Strategy's total assets, less its liabilities, by the total number of its shares then outstanding. A Strategy business day is any weekday on which the Exchange is open for trading.

          In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board of Trustees (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser certain of the Board's duties with respect to the Pricing Policies. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or pursuant to procedures established by, the Board of Trustees. Securities for which no bid and asked price quotations are readily available are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in like manner, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price. Strategy securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

          Readily marketable securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ), are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources.

          Listed put or call options purchased by a Strategy are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

          Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used.

          U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Trustees determines that this method does not represent fair value).

          Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. For securities where the Pricing Group has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

          All other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by a Strategy or the Board of Trustees.

         With respect to securities for which market quotations are not readily available, the market value of a security will be determined in accordance with the Policy Statement.

          Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Strategy business day. In addition, trading in foreign markets may not take place on all Strategy business days. Furthermore, trading may take place in various foreign markets on days that are not Strategy business days. Each Strategy's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in a Strategy's calculation of net asset value unless these prices do not reflect current market value, in which case the securities will be valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees.

          The Board of Trustees may suspend the determination of a Strategy's net asset value (and the offering and sales of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for a Strategy to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

          For purposes of determining each Strategy's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Trustees.

          The assets attributable to the Class A shares, Class B shares, Class C shares, Advisor Class shares and Class R shares will be invested together in a single portfolio for each Strategy. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by each Strategy in accordance with Rule 18f-3 under the 1940 Act.

-------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

          Dividends paid by the Strategies, if any, with respect to Class A, Class B, Class C and Class R shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services applicable to Class A, Class B and Class C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

Scope of Discussion. The following discussion addresses certain U.S. federal income tax issues concerning the Strategies and the purchase, ownership, and disposition of Strategy shares. This discussion does not purport to be complete or to address all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). The following discussion also provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative rulings, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Strategy shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

United States Federal Income Taxation of Dividends and Distributions

Taxation of Each Strategy. Each Strategy is treated as a separate taxable entity for U.S. federal income tax purposes. Each Strategy intends to qualify for tax treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year. In order to qualify as a regulated investment company, each Strategy must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year, the following two conditions are met: (i) at least 50% of the market value of the Strategy's assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Strategy's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers that the Strategy controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Strategy's investments.

         If a Strategy qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on the part of its income distributed in a timely manner to shareholders in the form of dividends (including capital gain dividends). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Strategy must, among other things:

         (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

         (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

         (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Strategy's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Strategy's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Strategy controls and which are engaged in the same, similar, or related trades or businesses. Each Strategy intends to make sufficient distributions to shareholders to meet this requirement. Investors should consult their own counsel for a complete understanding of the requirements the Strategies must meet to qualify for such treatment.

         If it were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, each Strategy would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to U.S. shareholders as ordinary income. (Some portions of such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of U.S. shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate U.S. shareholders.) In addition, each Strategy could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         In addition, if a Strategy fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Strategy is permitted so to elect and so elects), plus any retained amount from the prior year, the Strategy will be subject to a 4% excise tax on the underdistributed amounts. For these purposes, a strategy will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Strategy in January of a year generally is deemed to have been paid by the Strategy on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Strategies intend generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Strategy distributions. Distributions of net investment income made by any of the Strategies are generally taxable to U.S. shareholders as ordinary income (see "Exempt-interest dividends" below for special rules applying to certain distributions made by the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy). Distributions are taxable to U.S. shareholders even if they are paid from income or gains earned by the Strategy before the shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether the shareholder receives them in cash or reinvests them in additional shares.

         Taxes on distributions of capital gains are determined by how long the Strategy owned the investments that generated them, rather than how long a U.S. shareholder has owned his or her shares in the Strategy. Distributions of net capital gains from the sale of investments that the Strategy owned for more than one year and that are properly designated by the Strategy as capital gain dividends ("Capital Gain Dividends") will be taxable to U.S. shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of gains from the sale of investments that the Strategy owned for one year or less will be taxable to U.S. shareholders as ordinary income.

         For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Strategy shareholder to be qualified dividend income, the Strategy must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Stategy's shares. A dividend will not be treated as qualified dividend income (at either the Strategy or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

         Technical corrections legislation is pending which would change the preceding rule by substituting "121-day" for "120-day" and "181-day" for "180-day". The Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if these technical corrections have already been enacted.

         In general, distributions of investment income designated by a Strategy as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Strategy's shares. In any event, if the aggregate qualified dividends received by a Strategy during any taxable year are 95% or more of its gross income, then 100% of the Strategy's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

         Although each Strategy may distribute amounts designated as qualified dividend income if certain conditions (described below) are satisfied, those Strategies emphasizing equity investments-- for example, the Wealth Appreciation Strategy and the Tax-Managed Wealth Appreciation Strategy--are generally likely to be able to distribute larger proportionate amounts designated as qualified dividend income. However, the equity component of each Strategy's portfolio is normally diversified among a broad range of stocks paying dividends at different rates or perhaps even not at all. As a result, it is not possible to predict what portions of distributions made by any of the Strategies are likely to be designated as qualified dividend income.

         Any dividend or distribution received by a U.S. shareholder on shares of one of the Strategies (even if received shortly after the purchase of such shares by such shareholder) will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

Exempt-interest dividends. Distributions that the Tax-Managed Balanced Wealth Strategy or the Tax-Managed Wealth Preservation Strategy properly designate as exempt-interest dividends are treated as interest excludable from U.S. shareholders' gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because they intend to qualify to pay exempt-interest dividends, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy may be limited in their respective abilities to enter into taxable transactions (for example, involving forward commitments, repurchase agreements, financial futures and certain options contracts).

         Part or all of the interest on indebtedness, if any, incurred or continued by a U.S. shareholder to purchase or carry shares of the Tax-Managed Balanced Wealth Strategy or the Tax-Managed Wealth Preservation Strategy is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Strategy's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         The Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy will inform their respective investors within 60 days of the Strategy's fiscal year-end of the percentage of their respective income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Strategy's income that was tax-exempt during the period covered by the distribution.

         The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax adviser about state and local tax matters. In addition, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any U.S. shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

Dividends received deduction. Corporate U.S. shareholders, if any, may be able to take a dividends-received deduction with respect to the portion of any Strategy distribution representing certain dividends received by the Strategy from domestic corporations during the taxable year. The ability to take a dividends-received deduction is subject to particular requirements and limitations in the Code.

Please consult your tax advisers to determine whether a dividends-received deduction can be taken in respect of distributions made to you by any of the Strategies.

Return of capital distributions. If a Strategy makes a distribution in excess of its current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a U.S. shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a U.S. shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         Dividends and distributions on a Strategy's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Strategy's realized income and gains, even though such dividends and distributions may economically represent a return of a particular U.S. shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Strategy's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed, even when a Strategy's net asset value also reflects unrealized losses.

Redemptions, sales, and exchanges of shares. Redemptions, sales, and exchanges of shares in any of the Strategies (including exchanges of shares in one Strategy for those in another Strategy or regulated investment company) are generally taxable transactions for U.S. federal income tax purposes, generally giving rise to gain or loss recognition by U.S. shareholders at rates applicable to long-term or short-term capital gains depending on whether the shares were held for more than one year or for one year or less, respectively. However, if a U.S. shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for U.S. federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Strategy shares will be disallowed if other shares of the same Strategy are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Options, futures, forward contracts, and swap agreements. Each Strategy may enter hedging transactions and other transactions in options, futures contracts, forward contracts, swap agreements, straddles, foreign currencies, and other instruments, all of which are subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Strategy, defer losses to the Strategy, cause adjustments in the holding periods of the Strategy's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Strategy will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Strategy.

         Certain of each Strategy's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Strategy's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Strategy's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and
(iii) thereafter as
gain from the sale or exchange of a capital asset. If its book income is less than sum of its taxable income and net tax-exempt income (if any), a Strategy could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Securities issued or purchased at a discount. An investment made in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Strategy making the investment to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Strategy may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to a Strategy are shown in the notes to the financial statements incorporated by reference into this Statement of Additional Information.

Foreign currency-denominated securities and related hedging transactions. Each Strategy may enter transactions in foreign currencies, foreign currency-denominated debt securities, and certain foreign currency options, futures contracts, and forward contracts (and other similar instruments), which may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         With respect to each of the Strategies, investments in foreign securities may be subject to foreign withholding taxes, effectively decreasing the yield on those securities, and may increase or accelerate the Strategy's recognition of ordinary income and affect the timing or amount of the Strategy's distributions. None of the Strategies expects that U.S. shareholders will be able to claim a credit or deduction with respect to foreign taxes paid by the Strategy.

         Investment by any of the Strategies in "passive foreign investment companies" could subject the Strategy to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. Dividends paid by a passive foreign investment company will not be eligible to be treated as "qualified dividend income."

Shares purchased through tax-qualified plans. A dividend or distribution with respect to shares of a Strategy held by defined contribution and other tax-qualified plans will generally not be taxable to the plans. Distributions from such plans to their respective individual participants will generally be taxable to those participants under applicable tax rules without regard to the character of the income earned by the qualified plans. Because special tax rules apply to investments though defined contribution plans and other tax-qualified plans, U.S. shareholders should consult their tax advisers to determine the suitability of shares of a Strategy as an investment through such plans and the precise effect of and investment on their particular tax situation.

Unrelated business taxable income. Under current law, a tax-exempt U.S. shareholder will generally not realize unrelated business taxable income with respect to its shares in any of the Strategies, provided that those shares do not constitute debt-financed property in the hands of such shareholder within the meaning of the Code and, provided further, that no Strategy holds shares in a real estate investment trust owning residual interests in a real estate mortgage investment conduit. However, prospective and current tax-exempt shareholders, including charitable remainder trusts (which lose tax-exempt status for any taxable years in which they realize any amount of unrelated business taxable income), should consult their respective tax advisers to determine the suitability of acquiring shares of a Strategy.

Non-U.S. shareholders. Under U.S. federal tax law, dividends other than Capital Gain Dividends paid on shares beneficially held by a shareholder who is not a U.S. person within the meaning of the Code (a "foreign person") are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which rate may, in some cases, be reduced by an applicable tax treaty. To claim such treaty benefits, the foreign person must certify in advance of payment its eligibility under applicable Internal Revenue Service procedures. Foreign shareholders should consult their tax advisers in this regard. Dividends are subject to withholding even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, Capital Gain Dividends will generally not be subject to withholding of U.S. federal income tax. If a beneficial owner who is a foreign person has a trade or business in the U.S., and the dividends are "effectively connected" with the conduct by the beneficial holder with a trade or business in the U.S. as defined in the Code, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

         Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares of a Strategy or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is "effectively connected" with the conduct of a trade or business carried on by such holder within the U.S. or (ii) in the case of an individual holder, the holder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met. If you are eligible for the benefits of a tax treaty, any "effectively connected" income or gain will generally be subject to U.S. federal income tax on a net basis only if it is attributable to a permanent establishment maintained by you in the U.S. Consult your tax advisor to determine eligibility for treaty benefits. A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

         Legislation has been proposed in both houses of Congress that would improve the federal income tax treatment to foreign persons of distributions from short-term gains and portfolio interest. This legislation has not yet been passed by Congress, and it is therefore uncertain if such proposed legislation will become law.

Backup withholding. Each Strategy generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Strategy with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Strategy that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

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


Tax shelter regulations. Under recently promulgated Treasury regulations pertaining to tax shelters, shareholders subject to U.S. federal income tax may be required in certain cases to file with the I.R.S. a disclosure statement on Form 8886. Shareholders who are individuals recognizing $2 million or more of losses with respect to their shares in a Strategy in any taxable year (or $4 million or more in a combination of taxable years) generally are subject to this requirement, as are shareholders that are corporations recognizing $10 million or more of losses with respect to their shares in a Strategy in any taxable year (or $20 million or more in a combination of taxable years). Although shareholders directly owning shares in a corporation are in many cases excepted from this disclosure requirement, under current guidance these exceptions do not apply to shares of regulated investment companies such as the Strategies. Shareholders in a Strategy may also be subject to this disclosure requirement if they are in any way obligated not to disclose the U.S. federal income tax treatment or tax structure of their acquisition, holding, or disposition of their shares. Please consult your tax adviser to determine the applicability of these regulations in particular cases, including whether any subsequent guidance might exempt you from this disclosure requirement.

-------------------------------------------------------------------------------
                               GENERAL INFORMATION
-------------------------------------------------------------------------------

Description of the Trust

          The Trust is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated March 26, 1987, as amended, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust is a "series" company as described in Rule 18f-2 under the 1940 Act, having seven separate portfolios, each of which is represented by a separate series of shares. In addition to the Strategies, the other portfolio of the Trust is the AllianceBernstein Growth Fund.

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series and of each class of shares thereof. The shares of each Strategy and each class thereof do not have any preemptive rights. Upon termination of any Strategy or any class thereof, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Strategy or that class are entitled to share pro rata in the net assets of that Strategy or that class then available for distribution to such shareholders.

          The assets received by the Trust for the issue or sale of the Class A, Class B, Class C and Class R shares of each Strategy and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the appropriate class of that Strategy. The underlying assets of each Strategy and each class of shares thereof are segregated and are charged with the expenses with respect to that Strategy and that class and with a share of the general expenses of the Trust. While the expenses of the Trust are allocated to the separate books of account of each series and each class of shares thereof, certain expenses may be legally chargeable against the assets of all series or a particular class of shares thereof.

          The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or either Strategy, however, may be terminated at any time by vote of at least a majority of the outstanding shares of each Strategy affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

          It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

          A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from a Strategy's assets and, upon redeeming shares, will receive the then-current net asset value of the Strategy represented by the redeemed shares less any applicable CDSC. Each Strategy is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Strategies, and additional classes of shares within each Strategy. If an additional portfolio or class were established in either Strategy, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally shares of each portfolio and class would vote together as a single class on matters, such as the election of Trustees, that affect each portfolio and class in substantially the same manner. Class A, Class B, Class C and Class R shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B, Class C and Class R shares of the Strategies bears its own distribution expenses and Class B shares convert to Class A shares under certain circumstances. Each class of shares of each Strategy votes separately with respect to the Strategy's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Trustees and, in liquidation of a Strategy, are entitled to receive the net assets of the Strategy.

Codes of Ethics and Proxy Voting Policies and Procedures

          The Strategies, the Adviser and the Principal Underwriter have each adopted codes ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Strategies. The Strategies have adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix B.

Capitalization

          The Trust has an unlimited number of authorized shares of beneficial interest. The Trustees are authorized to reclassify any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the laws of The Commonwealth of Massachusetts. If shares of another series were issued in connection with the creation of one or more additional portfolios, each share of any portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Trustees of the Strategy, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of the Strategies. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series. Except as noted below under "Shareholder and Trustee Liability," all shares of the Strategies when duly issued will be fully paid and non-assessable.

         At the close of business on [ ], there were [ ] shares of common stock of the AllianceBernstein Tax-Managed Wealth Preservation Strategy, including [ ] Class A shares, [ ] Class B shares, [ ] Class C shares and [ ] Advisor Class shares. At the close of business on [ ], there were [ ] shares of common stock of the AllianceBernstein Tax-Managed Balanced Wealth Strategy, including [ ] Class A shares, [ ] Class B shares, [ ] Class C shares and [ ] Advisor Class shares. At the close of business on [ ], there were [ ] shares of common stock of the AllianceBernstein Tax-Managed Wealth Appreciation Strategy, including [ ] Class A shares, [ ] Class B shares, [ ] Class C shares and [ ] Advisor Class shares. At the close of business on [ ], there were [ ] shares of common stock of the AllianceBernstein Wealth Preservation Strategy, including [ ] Class A shares, [ ] Class B shares, [ ] Class C shares, [ ] Class R shares and [ ] Advisor Class shares. At the close of business on [ ], there were [ ] shares of common stock of the AllianceBernstein Balanced Wealth Strategy, including [ ] Class A shares, [ ] Class B shares, [ ] Class C shares, [ ] Class R shares and [ ] Advisor Class shares. At the close of business on [ ], there were [ ] shares of common stock of the AllianceBernstein Wealth Appreciation Strategy, including
[ ] Class A shares, [ ] Class B shares, [ ] Class C shares, [ ] Class R shares and [ ] Advisor Class shares. Persons who owned of record or beneficially more than 25% of any class of a Strategy's outstanding shares are deemed to "control" such class.

           ALLIANCEBERNSTEIN TAX-MANAGED WEALTH PRESERVATION STRATEGY
                             5% Beneficial Ownership
                                    As of [ ]

                                [TO BE INSERTED]

             ALLIANCEBERNSTEIN TAX-MANAGED BALANCED WEALTH STRATEGY
                             5% Beneficial Ownership
                                    As of [ ]

                                [TO BE INSERTED]

           ALLIANCEBERNSTEIN TAX-MANAGED WEALTH APPRECIATION STRATEGY
                             5% Beneficial Ownership
                                    As of [ ]

                                [TO BE INSERTED]

                 ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY
                             5% Beneficial Ownership
                                    As of [ ]

                                [TO BE INSERTED]

                   ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY
                             5% Beneficial Ownership
                                    As of [ ]

                                [TO BE INSERTED]

                 ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY
                             5% Beneficial Ownership
                                    As of [ ]

                                [TO BE INSERTED]

Voting Rights

          As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust or a Strategy and on other matters submitted to the vote of shareholders.

          The By-Laws of the Trust provide that the shareholders of any particular series or class shall not be entitled to vote on any matters as to which such series or class is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series or classes are affected or as required by law, all of the shares of each series or class shall, on matters as to which such series or class is entitled to vote, vote with other series or classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series or classes as a single class, the Trustees may, in their sole discretion, submit such matters to the shareholders of any or all such series or classes separately. Rule 18f-2 under the 1940 Act provides in effect that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. Although not governed by Rule 18f-2, shares of each class of a Strategy will vote separately with respect to matters pertaining to the respective Distribution Plans applicable to each class.

          The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this Statement of Additional Information mean the lesser of (i) 67% or more of the shares of the applicable Strategy or applicable class thereof represented at a meeting at which more than 50% of the outstanding shares of such Strategy or such class are represented or
(ii) more than 50% of the outstanding shares of such Strategy or such class.

          There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. The Strategies' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining less than 50% of the shares voting for such election of Trustees will not be able to elect any person or persons to the Board of Trustees. A special meeting of shareholders for any purpose may be called by 10% of the Trust's outstanding shareholders.

          Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

          No amendment may be made to the Agreement and Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name, (ii) to establish, change or eliminate the par value of shares or (iii) to supply any omission, cure any ambiguity or cure, correct or supplement any defective or inconsistent provision contained in the Declaration of Trust.

Shareholder and Trustee Liability

          Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Strategy's property for all loss and expense of any shareholder of that Strategy held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Strategy of which he or she was a shareholder would be unable to meet its obligations.

          The Agreement and Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust but no such person may be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Counsel

          Legal matters in connection with the issuance of the shares of the Strategies offered hereby are passed upon by Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110.

Independent Auditors

          The financial statements of the Tax-Managed Wealth Preservation Strategy and Tax-Managed Balanced Wealth Strategy for the period May 1, 2003 through August 31, 2003, which are incorporated herein by reference to the Strategies' Annual Report for the period ended August 31, 2003, have been audited by [ ], the Trust's independent auditors for such period, as stated in their report appearing therein, and have been so incorporated in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

Additional Information

         This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

-------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

         The Report of Independent Auditors and financial statements of the Existing Strategies included in the Strategies' Annual Report for the period ended August 31, 2003 (the "Annual Report") are incorporated herein by reference to such Annual Report. The New Strategies were not operational during that fiscal year.

         The unaudited financial statements of each of the Strategies for the period September 2, 2003 through April 30, 2004 included in the Strategies' respective Semi-Annual Reports for the period ended February 29, 2004 (the "Semi-Annual Reports") are incorporated herein by reference to such Semi-Annual Reports.

         Copies of such Annual Report and such Semi-Annual Reports are available without charge upon request by calling AGIS at (800) 227-4618.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE BOND RATINGS

          Description of the bond ratings of Moody's Investors Service, Inc. are as follows:

          Aaa-- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa-- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

          A-- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

          Baa-- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba-- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B-- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa-- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca-- Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

          C-- Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

          Descriptions of the bond ratings of Standard & Poor's are as follows:

          AAA-- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA-- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A-- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB-- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

          BB, B, CCC, CC, or C -- Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

          C1-- The rating C1 is reserved for income bonds on which no interest is being paid.

          D-- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

         The ratings from AAA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                                   APPENDIX B

                    STATEMENT OF POLICIES AND PROCEDURES FOR
                                 VOTING PROXIES


Introduction

         As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

         This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and global securities.

Proxy Policies

         This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

         Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

         Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.

         Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

         Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

         Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

         Corporate Governance: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

         Anti-Takeover Measures: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

         Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

         Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING COMMITTEES

         Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

CONFLICTS OF INTEREST

         Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

PROXIES OF CERTAIN NON-US ISSUERS

         Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

PROXY VOTING RECORDS

         Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Assistant General Counsel, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

                           PART C -- OTHER INFORMATION

Item 23.  Exhibits:
-------

     (a) Declaration of Trust (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on January 30, 1998).

                   (1) Agreement and Declaration of Trust (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on January 30, 1998).

                   (2) Amendment No. 1 to Agreement and Declaration of Trust (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on January 30, 1998).

                   (3) Amendment No. 2 to Agreement and Declaration of Trust (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on January 30, 1998).


                   (4) Amendment No. 3 to Agreement and Declaration of Trust (previously filed with Post-Effective Amendment No. 48 to the Registrant's Registration Statement on June 6, 2003).



     (b) (1) By-Laws (previously filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on August 28, 1997).

                   (2) Amendment to By-Laws dated October 16, 1991 (previously filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on August 28, 1997).

     (c) Portions of the Registrant's Agreement and Declaration of Trust and By-Laws pertaining to shareholders' rights (previously filed with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on June 28, 1993).



     (d) (1) Form of Amended and Restated Investment Advisory Agreement between the Registrant and Alliance Capital Management L.P. effective September 2, 2003 (previously filed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on August 22, 2003).

     (e) (1) Form of Amended and Restated Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc., effective September 2, 2003 (previously filed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on August 22, 2003).




                   (2) Form of Selected Dealers Agreement between
         AllianceBernstein Investment Research and Management, Inc. and dealers offering shares of the Registrant (previously filed with Post Effective Amendment No. 26 to the Registrant's Registration Statement on August 28, 1997).

                   (3) Form of Selected Agents Agreement between
         AllianceBernstein Investment Research and Management, Inc. and selected agents making available shares of the Registrant (previously filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on August 28, 1997).

     (f) Not applicable.

     (g) Custodian Agreement between the Registrant and State Street Bank and Trust Company dated July 25, 1988, as amended through July 17, 1996 (previously filed with Post Effective Amendment No. 21 to the Registrant's Registration Statement on September 1, 1996).


     (h) (1) Transfer Agent Agreement between the Registrant and Alliance Global Investor Services, Inc. (formerly Alliance Fund Services, Inc.) (previously filed with Post-Effective Amendment No. 17 to the
Registrant's Registration Statement on August 30, 1995).


                   (2) Accounting Agreement between Equitable Capital Management Corporation and State Street Bank and Trust Company (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on October 31, 1997).


     (i) (1) Opinion of Ropes & Gray (previously filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on June 28, 1996).


         (2) Opinion of Ropes & Gray LLP, dated August 21, 2003 with respect to the AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, and AllianceBernstein Wealth Preservation Strategy (previously filed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on August 22, 2003).



         (3) Consent of Ropes & Gray LLP (previously filed with
Post-Effective Amendment No. 50 to the Registrant's Registration
Statement on June 26, 2003).


     (j) Consent of PricewaterhouseCoopers LLP (auditors)to be filed by amendment.



     (k) Not applicable.

     (l) Investment Letter of The Equitable Life Assurance Society of the United States dated October 19, 1987 (previously filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on August 28, 1997).

     (m) (1) Amended and Restated Distribution and Servicing Plan for Class A Shares adopted by the Trust on August 2, 1993 (previously filed with Post-Effective Amendment No. 35 to the Trust's Registration Statement on July 1,
1999).

                   (2) Amended and Restated Distribution and Servicing Plan for Class B Shares adopted by the Trust on August 2, 1993 (previously filed with Post-Effective Amendment No. 35 to the Trust's Registration Statement on July 1, 1999).


                   (3) Distribution and Servicing Plan for Class C Shares adopted by the Trust on August 2, 1993 (previously filed with Post-Effective Amendment No. 35 to the Trust's Registration Statement on July 1, 1999).

     (n) Not applicable.

     (o) Amended and Restated Rule 18f-3 Plan (previously filed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on August 22, 2003).


     (p) (1) Code of Ethics of the Registrant (previously filed with Post-Effective Amendment No. 42 to the Trust's Registration Statement on August 31, 2001).

                   (2) Code of Ethics of Alliance Capital Management, L.P. (previously filed with Post-Effective Amendment No. 42 to the Trust's Registration Statement on August 31, 2001).

                   (3) Code of Ethics of AllianceBernstein Investment Research and Management, Inc. (see Exhibit 23(p)(2))

     (q) Other exhibits - Powers of Attorney of Ruth Block, William H. Foulk, Jr., Brenton W. Harries, Clifford L. Michel and Donald J. Robinson (previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement on September 1, 1999).

Item 24.  Persons Controlled by or Under Common Control with Registrant
-------

     As of April 30, 2004, the Registrant, The AllianceBernstein Portfolios, believes that no person is directly or indirectly controlled by or under common control with the Registrant.


Item 25. Indemnification
-------


     Paragraph (n) of Section 3, Article IV of the Registrant's Agreement and Declaration of Trust provides in relevant part that the Trustees of the Trust have the power:

     "(n) To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers or managers, principal underwriters, or independent contractors of the Trust individually against all claims liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Shareholder, Trustee, officer, employee, agent, investment adviser or manager, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability;"

     Section 2 of Article VII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

     "Limitation of Liability:" - Section 2 The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other

Trustee, but nothing herein contained shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office."

     Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

     ARTICLE VIII -- Indemnification

     "Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     "Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a Court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     Section 2 of Article IX of the Registrant's Agreement and Declaration of Trust provides in relevant part:

"TRUSTEE'S GOOD FAITH ACTION, EXPERT ADVICE, NO BOND OR SURETY

     Section 2. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required."

     The Investment Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to the Registrant or its shareholders to which it would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason or reckless disregard of its obligations or duties thereunder. The Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. provides that the Registrant will indemnify, defend and hold AllianceBernstein Investment Research and Management, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which AllianceBernstein Investment Research and Management, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon, any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading, provided that nothing therein shall be so construed as to protect AllianceBernstein Investment Research and Management, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

     The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc.

     The Registrant participates in a joint directors and officers liability policy for the benefit of its Trustees and officers. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, Officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, Officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Adviser.
-------

     The description of Alliance Capital Management L.P. under the caption "Management of the Strategies" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange

Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference herein.

Item 27.  Principal Underwriters


     (a) AllianceBernstein Investment Research and Management, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. AllianceBernstein Investment Research and Management, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

                      AllianceBernstein Exchange Reserves
                      AllianceBernstein All-Asia Investment Fund, Inc. AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.
                      AllianceBernstein Blended Style Series, Inc.
                      AllianceBernstein Bond Fund, Inc.
                      Alliance Capital Reserves
                      AllianceBernstein Disciplined Growth Fund, Inc. AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Dynamic Growth Fund, Inc. AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Global Growth Trends Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc. AllianceBernstein Global Strategic Income Trust, Inc. Alliance Government Reserves
                      AllianceBernstein Greater China `97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein Health Care Fund, Inc. AllianceBernstein High Yield Fund, Inc.
                      AllianceBernstein Institutional Funds, Inc.
                      Alliance Institutional Reserves, Inc.
                      AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Mid-Cap Growth Fund, Inc. AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc. AllianceBernstein Municipal Income Fund II
                      Alliance Municipal Trust
                      AllianceBernstein New Europe Fund, Inc.
                      AllianceBernstein Premier Growth Fund, Inc.
                      AllianceBernstein Quasar Fund, Inc.
                      AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc. AllianceBernstein Technology Fund, Inc.
                      AllianceBernstein Utility Income Fund, Inc.
                      AllianceBernstein Variable Products Series Fund, Inc. AllianceBernstein Worldwide Privatization Fund, Inc. Sanford C. Bernstein Fund, Inc.
                      The AllianceBernstein Portfolios
                      AllianceBernstein Trust
                      The Korean Investment Fund, Inc.

     The following are the Directors and Officers of AllianceBernstein Investment Research and Management, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.



                                                 POSITIONS AND                       POSITIONS AND
                                                  OFFICES WITH                       OFFICES WITH
NAME                                              UNDERWRITER                         REGISTRANT

Michael J. Laughlin                Director and Chairman

Richard K. Saccullo                Director and President

Susan L. Matteson-King             President of Cash Management Services

David Conine                       Executive Vice President

Richard A. Davies                  Executive Vice President & Managing
                                   Director

Kurt H. Schoknecht                 Executive Vice President

Edmund P. Bergan, Jr.              Senior Vice President, General Counsel    Secretary/Clerk
                                   and Secretary

Benji A. Baer                      Senior Vice President

Amy  I. Belew                      Senior Vice President

John R. Bonczek                    Senior Vice President

John R. Carl                       Senior Vice President

William W. Collins, Jr.            Senior Vice President


Mark J. Dunbar                     Senior Vice President


John C. Endahl                     Senior Vice President

Andrew L. Gangolf                  Senior Vice President and Assistant       Assistant Secretary/
                                   General Counsel                           Assistant Clerk

John Grambone                      Senior Vice President

William B. Hanigan                 Senior Vice President

Bradley F. Hanson                  Senior Vice President

Geoffrey L. Hyde                   Senior Vice President


                                                 POSITIONS AND                       POSITIONS AND
                                                  OFFICES WITH                       OFFICES WITH
NAME                                              UNDERWRITER                         REGISTRANT

Robert H. Joseph, Jr.              Senior Vice President

George H. Keith                    Senior Vice President

Richard D. Keppler                 Senior Vice President

Richard E. Khaleel                 Senior Vice President

Henry Michael Lesmeister           Senior Vice President

Shawn P. McClain                   Senior Vice President


Daniel D. McGinley                 Senior Vice President

Patrick J. Mullen                  Senior Vice President

Joanna D. Murray                   Senior Vice President

Daniel A. Notto                    Senior Vice President

John J. O'Connor                   Senior Vice President

Robert E. Powers                   Senior Vice President

Domenick Pugliese                  Senior Vice President and Deputy          Assistant Secretary/
                                   General Counsel                           Assistant Clerk


John P. Schmidt                    Senior Vice President

Raymond S. Sclafani                Senior Vice President

Gregory K. Shannahan               Senior Vice President

Scott C. Sipple                    Senior Vice President

Joseph F. Sumanski                 Senior Vice President

Peter J. Szabo                     Senior Vice President

Michael J. Tobin                   Senior Vice President

Joseph T. Tocyloski                Senior Vice President

David R. Turnbough                 Senior Vice President

Craig E. Welch                     Senior Vice President

Richard A. Winge                   Senior Vice President



                                                 POSITIONS AND                       POSITIONS AND
                                                  OFFICES WITH                       OFFICES WITH
NAME                                              UNDERWRITER                         REGISTRANT

Emilie D. Wrapp                    Senior Vice President and
                                   Assistant General Counsel

Keith A. Yoho                      Senior Vice President

Patrick E. Ryan                    Vice President and Chief Financial
                                   Officer

Michael W. Alexander               Vice President

Ricardo Arreola                    Vice President

Peter J. Barber                    Vice President

Kenneth F. Barkoff                 Vice President

Charles M. Barrett                 Vice President

Troy E. Barton                     Vice President

Matthew F. Beaudry                 Vice President
Laura J. Beedy                     Vice President

Gregory P. Best                    Vice President

Daniel U. Brakewood                Vice President

Robert F. Brendli                  Vice President

Thomas C. Callahan                 Vice President

Kevin T. Cannon                    Vice President

John M. Capeci                     Vice President

John P. Chase                      Vice President


Doris T. Ciliberti                 Vice President

Leo H. Cook                        Vice President

Jean A. Coomber                    Vice President

Russell R. Corby                   Vice President

Dwight P. Cornell                  Vice President



                                                 POSITIONS AND                       POSITIONS AND
                                                  OFFICES WITH                       OFFICES WITH
NAME                                              UNDERWRITER                         REGISTRANT

Michael R. Crimmins                Vice President

John W. Cronin                     Vice President

Robert J. Cruz                     Vice President

Daniel J. Deckman                  Vice President

Sherry V. Delaney                  Vice President

Jennifer M. DeLong                 Vice President

Faith C. Deutsch                   Vice President

Janet B. DiBrita                   Vice President

Richard P. Dyson                   Vice President

John S. Egner                      Vice President

Adam E. Engelhardt                 Vice President

Sohaila S. Farsheed                Vice President

John J. Fennessy                   Vice President

Mark D. Gersten                    Vice President                            Treasurer and
                                                                             Chief Financial Officer
Thomas R. Graffeo                  Vice President

Marci Green                        Vice President

Alan Halfenger                     Vice President

Michael S. Hart                    Vice President

Jean-Francois Y. Hautemulle        Vice President

George R. Hrabovsky                Vice President

Dinah J. Huntoon                   Vice President

Scott Hutton                       Vice President

Anthony D. Ialeggio                Vice President

Theresa Iosca                      Vice President



                                                 POSITIONS AND                       POSITIONS AND
                                                  OFFICES WITH                       OFFICES WITH
NAME                                              UNDERWRITER                         REGISTRANT

Oscar J. Isoba                     Vice President

Michele C. Eschert Johnson         Vice President

Danielle M. Klaskow                Vice President

Victor Kopelakis                   Vice President

Richard D. Kozlowski               Vice President

Daniel W. Krause                   Vice President

Donna M. Lamback                   Vice President

P. Dean Lampe                      Vice President

Joseph R. Laspina                  Vice President

Laurel E. Lindner                  Vice President

James M. Liptrot                   Vice President

James P. Luisi                     Vice President

Michael F. Mahoney                 Vice President

Scott T. Malatesta                 Vice President

Kathryn Austin Masters             Vice President

Michael V. Miller                  Vice President

Marcia L. Mohler                   Vice President

Thomas F. Monnerat                 Vice President

Michael F. Nash, Jr.               Vice President

Jamie A. Nieradka                  Vice President

Nicole Nolan-Koester               Vice President

Charles B. Nanick                  Vice President

Peter J. O'Brien                   Vice President

Timothy J. O'Connell               Vice President



                                                 POSITIONS AND                       POSITIONS AND
                                                  OFFICES WITH                       OFFICES WITH
NAME                                              UNDERWRITER                         REGISTRANT

Richard J. Olszewski               Vice President

Albert Orokos                      Vice President

Kevin J. Parchinski                Vice President

Todd P. Patton                     Vice President

Jeffrey R. Petersen                Vice President

Catherine N. Peterson              Vice President

Mark A. Pletts                     Vice President

James J. Posch                     Vice President

Arlene L. Reddington               Vice President

Carol H. Rappa                     Vice President

Bruce W. Reitz                     Vice President

James A. Rie                       Vice President

Miguel A. Rozensztroch             Vice President

Karen C. Satterberg                Vice President

Eileen B. Sebold                   Vice President

Stephanie Seminara                 Vice President

Richard J. Sidell                  Vice President

Teris A. Sinclair                  Vice President

Rayandra E. Slonina                Vice President

Bryant B. Smith                    Vice President

Jeffrey C. Smith                   Vice President

Eileen Stauber                     Vice President

Elizabeth K. Tramo                 Vice President

Benjamin H. Travers                Vice President



                                                 POSITIONS AND                       POSITIONS AND
                                                  OFFICES WITH                       OFFICES WITH
NAME                                              UNDERWRITER                         REGISTRANT

Marie R. Vogel                     Vice President

Wayne W. Wagner                    Vice President

Jesse L. Weissberger               Vice President

Mark E. Westmoreland               Vice President

Paul C. Wharf                      Vice President

Scott Whitehouse                   Vice President

Matthew Witschel                   Vice President

Michael A. Wolfsmith               Vice President

Richard J. Appaluccio              Assistant Vice President

Omar J. Aridi                      Assistant Vice President

Joseph D. Asselta                  Assistant Vice President

Andrew Berger                      Assistant Vice President

Susan Bieber                       Assistant Vice President

Paul G. Bishop                     Assistant Vice President

Michael J. Bodnar                  Assistant Vice President

Henry Brennan                      Assistant Vice President

Alan T. Brum                       Assistant Vice President

Mark S. Burns                      Assistant Vice President

Maria L. Carreras                  Assistant Vice President

Chul Y. Chang                      Assistant Vice President

Judith A. Chin                     Assistant Vice President

Jorge Ciprian                      Assistant Vice President

Jeffrey T. Coghan                  Assistant Vice President

Kenneth J. Connors                 Assistant Vice President



                                                 POSITIONS AND                       POSITIONS AND
                                                  OFFICES WITH                       OFFICES WITH
NAME                                              UNDERWRITER                         REGISTRANT

Shawn Conroy                       Assistant Vice President


Ralph A. DiMeglio                  Assistant Vice President

Bernard J. Eng                     Assistant Vice President

Jeffrey M. Eschert                 Assistant Vice President

Michael J. Eustic                  Assistant Vice President

Kumar Jagdeo II                    Assistant Vice President

Arthur F. Hoyt, Jr.                Assistant Vice President

Mark W. Hubbard                    Assistant Vice President

David A. Hunt                      Assistant Vice President

Elizabeth E. Keefe                 Assistant Vice President

Edward W. Kelly                    Assistant Vice President

Michael J. Kawula                  Assistant Vice President

Thomas J. Khoury                   Assistant Vice President

Jeffrey M. Kusterer                Assistant Vice President

Evamarie C. Lombardo               Assistant Vice President

Daniel K. McGouran                 Assistant Vice President

Richard F. Meier                   Assistant Vice President

Steven M. Miller                   Assistant Vice President

Jeffrey D. Mosco                   Assistant Vice President

John J. Multhauf                   Assistant Vice President

Alex E. Pady                       Assistant Vice President

Wandra M. Perry-Hartsfield         Assistant Vice President

Irfan A. Raja                      Assistant Vice President

Rizwan A. Raja                     Assistant Vice President



                                                 POSITIONS AND                       POSITIONS AND
                                                  OFFICES WITH                       OFFICES WITH
NAME                                              UNDERWRITER                         REGISTRANT

Brendan J. Reynolds                Assistant Vice President

David J. Riley                     Assistant Vice President

Christopher P. Rodney              Assistant Vice President

Peter V. Romeo                     Assistant Vice President

Jessica M. Rozman                  Assistant Vice President

Michelle Y. Ryba                   Assistant Vice President

Christina A. Santiago              Assistant Vice President and
                                   Counsel

Matthew J. Scarlata                Assistant Vice President

John Scialabba                     Assistant Vice President

Orlando Soler                      Assistant Vice President

Nancy D. Testa                     Assistant Vice President

Elsia M. Vasquez                   Assistant Vice President

Nina C. Wilkinson                  Assistant Vice President

Mark R. Manley                     Assistant Secretary




Item 28. Location of Accounts and Records
-------

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc., P.O. Box 786003, San Antonio, Texas, 78278-6003 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.


Item 29.  Management Services
-------

    Not applicable.

Item 30.  Undertakings
-------


     The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

********************

Notice

     A copy of the Agreement and Declaration of Trust of The AllianceBernstein Portfolios (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 55 to its
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of June, 2004.


                               THE ALLIANCEBERNSTEIN PORTFOLIOS


                               By:   /s/ Andrew L. Gangolf
                                   Name:  Andrew L. Gangolf
                                  Title: Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER:


     /s/ Mark D. Gersten
     Name:  Mark D. Gersten
     Title: Treasurer and Chief Financial Officer



PRINCIPAL EXECUTIVE OFFICER:

         Marc O. Mayer
         President and Chief Executive Officer

TRUSTEES:

         Ruth Block
         David H. Dievler
         John H. Dobkin
         William H. Foulk, Jr.
         Brenton W. Harries
         Marc O. Mayer
         Clifford L. Michel
         Donald J. Robinson


         By:  /s/ Andrew L. Gangolf
                  Andrew L. Gangolf
                  As Attorney-in-Fact
                  June 30, 2004